UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08598

The Commerce Funds

(Exact name of Registrant as specified in charter)

1000 Walnut Street, Suite 1580 Kansas City, MO 64106
(Address of principal executive offices) (Zip code)

David W. Grim

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700

Washington, DC 20006-1871

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 10/31/23

ITEM 1.	REPORTS TO SHAREHOLDERS.

(a) The Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

(b) Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Commerce Funds ANNUAL REPORT OCTOBER 31, 2023 These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

LIFE’S For Your DIRECTION At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you. We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all stages of your life. Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds. COMMERCE FUNDS RISK/REWARD LANDSCAPE REWARD POTENTIAL Short-Term Bond National Missouri Kansas Value Growth MidCap Government Tax-Free Tax-Free Tax-Free Growth Intermediate Intermediate Intermediate Bond Bond Bond RISK In general, greater returns are associated with greater risks and increased risks create the potential for greater losses. The reports concerning The Commerce Funds portfolios (each a “Fund” and together, the “Funds”) included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”) believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. References to a specific company’s securities should not be construed as a recommendation or investment advice and there can be no assurance that as of the date of publication of this report, the securities mentioned in each Fund’s portfolio are still held or that the securities sold have not been repurchased.

THE COMMERCE FUNDS

Please note:

The information in this annual report is as of October 31, 2023. The securities mentioned in this report may no longer be held by the Funds. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about Commerce Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

THE GROWTH FUND

Growth Fund Overview

We present you with the annual report for the Commerce Growth Fund for the one-year period ended October 31, 2023.

A conversation with Joe Williams, Portfolio Manager of the Growth Fund.

Q: How did the Fund perform over the review period?

A: The Fund returned 14.59% over the 12-month period ended October 31, 2023, underperforming the Russell 1000® Growth Index (the “benchmark”), which returned 18.95% for the same period.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The communication services sector increased from 5.2% to 8.8% with the purchase of Meta Platforms Inc. Class A. The financials sector moved from 2.7% to 7.2% with the purchase of Tradeweb Markets, Inc. Class A and Arch Capital Ltd. The communication services and financials sectors returned 11.68% and 6.55%, respectively, over the 12-month period. The largest reduction in the Fund’s portfolio was made to the health care sector, from 11.4% to 9.9%, with a full sale of Amgen Inc. Additionally, the energy sector moved from 2.20% to 1.02% with the sale of Pioneer Natural Resources Company. The health care and energy sectors returned 3.08% and -3.93%, respectively, over the 12-month period.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Relative to the benchmark, the Fund was underweight in the consumer staples sector, which returned -5.19%, which improved the Fund’s return during the 12-month period. Security selection within the industrials sector added to performance with holdings such as Copart, Inc., Rockwell Automation, Inc., and Illinois Took Works Inc., returning 51.35%, 19.41%, and 7.36%, respectively. Also showing strong results were Tradeweb Markets, Inc. Class A and

Arch Capital Group Ltd., returning 31.62% and 21.71%, respectively, in the financials sector, respectively, which all served as positive contributors to Fund results for the 12-month period.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Relative to the benchmark, the Fund’s underweight to the information technology sector, which returned 35.23% for the 12-month period, detracted from Fund returns. Security selection within the consumer discretionary sector negatively impacted the Fund’s performance, with Tractor Supply Company, McDonalds Corporation, and Wyndham Hotels & Resorts, Inc., returning -10.76%, -1.72%, and 2.19%, respectively, over the 12-month period. Additionally, underweights relative to the benchmark, in Broadcom Inc., NVIDIA Corporation, and Meta Platforms Inc. Class A, which returned 83.77%, 202.32%, and 223.39% for the 12-month period, detracted from Fund performance.

THE GROWTH FUND

Performance Summary

October 31, 2023 (Unaudited)

The following is performance information for The Growth Fund (“Growth Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Growth Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2013 through October 31, 2023.

Average Annual Total Return through October 31, 2023	One Year	Five Years	Ten Years

Growth Fund(a)	14.59%	12.46%	12.96%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Russell 1000® Growth Index, an unmanaged index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

THE GROWTH FUND

Schedule of Investments

October 31, 2023

Shares	Description	Value

Common Stocks – 97.5%
Automobiles* – 2.4%
23,980	Tesla, Inc.	$ 4,816,143

Beverages – 0.9%
11,135	PepsiCo., Inc.	1,818,123

Biotechnology – 0.9%
12,935	AbbVie, Inc.	1,826,163

Broadline Retail – 6.1%
81,715	Amazon.com, Inc.*	10,875,449
40,155	eBay, Inc.	1,575,281

		12,450,730

Capital Markets – 1.8%
3,870	MSCI, Inc.	1,824,899
20,830	Tradeweb Markets, Inc. Class A	1,874,908

		3,699,807

Chemicals – 1.7%
18,490	RPM International, Inc.	1,687,582
7,645	Sherwin-Williams Co.	1,821,116

		3,508,698

Commercial Services & Supplies – 2.8%
45,045	Copart, Inc.*	1,960,358
45,360	Rollins, Inc.	1,705,990
12,415	Waste Management, Inc.	2,040,157

		5,706,505

Communications Equipment – 1.0%
6,950	Motorola Solutions, Inc.	1,935,297

Consumer Staples Distribution & Retail – 1.8%
3,520	Costco Wholesale Corp.	1,944,589
28,515	Performance Food Group Co.*	1,647,026

		3,591,615

Electronic Equipment, Instruments & Components – 1.8%
23,425	Amphenol Corp. Class A	1,886,884
8,495	CDW Corp.	1,702,398

		3,589,282

Financial Services – 4.5%
16,600	Fiserv, Inc.*	1,888,250
6,375	FleetCor Technologies, Inc.*	1,435,459
7,050	Mastercard, Inc. Class A	2,653,268
13,145	Visa, Inc. Class A	3,090,389

		9,067,366

Ground Transportation – 1.9%
63,460	CSX Corp.	1,894,281
9,325	Union Pacific Corp.	1,935,963

		3,830,244

Health Care Equipment & Supplies – 1.8%
19,815	Abbott Laboratories	1,873,508
6,875	Stryker Corp.	1,857,763

		3,731,271

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 2.7%
4,515	McKesson Corp.	$ 2,055,950
6,400	UnitedHealth Group, Inc.	3,427,584

		5,483,534

Hotels, Restaurants & Leisure – 3.7%
13,005	Hilton Worldwide Holdings, Inc.	1,970,648
7,165	McDonald’s Corp.	1,878,448
20,880	Starbucks Corp.	1,925,971
23,810	Wyndham Hotels & Resorts, Inc.	1,723,844

		7,498,911

Household Products – 0.8%
18,665	Church & Dwight Co., Inc.	1,697,395

Industrial Conglomerates – 0.9%
10,215	Honeywell International, Inc.	1,872,001

Insurance* – 0.9%
21,575	Arch Capital Group Ltd.	1,870,121

Interactive Media & Services* – 8.8%
99,260	Alphabet, Inc. Class A	12,316,181
18,480	Meta Platforms, Inc. Class A	5,567,469

		17,883,650

IT Services* – 0.9%
23,550	GoDaddy, Inc. Class A	1,724,567

Life Sciences Tools & Services – 1.6%
1,550	Mettler-Toledo International, Inc.*	1,527,060
3,935	Thermo Fisher Scientific, Inc.	1,750,170

		3,277,230

Machinery – 1.8%
8,410	Illinois Tool Works, Inc.	1,884,849
9,760	Lincoln Electric Holdings, Inc.	1,706,048

		3,590,897

Oil, Gas & Consumable Fuels – 1.0%
12,305	Cheniere Energy, Inc.	2,047,798

Pharmaceuticals – 2.8%
7,125	Eli Lilly & Co.	3,946,751
10,945	Zoetis, Inc.	1,718,365

		5,665,116

Residential REITs – 0.8%
25,935	Equity LifeStyle Properties, Inc.	1,706,523

Semiconductors & Semiconductor Equipment – 7.4%
3,460	Broadcom, Inc.	2,911,140
21,620	NVIDIA Corp.	8,816,636
12,255	Texas Instruments, Inc.	1,740,333
10,975	Universal Display Corp.	1,527,500

		14,995,609

Software – 18.0%
5,655	ANSYS, Inc.*	1,573,560
35,850	Bentley Systems, Inc.	1,743,744
8,480	Cadence Design Systems, Inc.*	2,033,928
91,620	Gen Digital, Inc.	1,526,389

4	The accompanying notes are an integral part of these financial statements.

THE GROWTH FUND

Schedule of Investments (continued)

October 31, 2023

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
3,795	Intuit, Inc.	$ 1,878,335
70,775	Microsoft Corp.	23,929,735
8,440	Palo Alto Networks, Inc.*	2,051,089
12,275	PTC, Inc.*	1,723,656

		36,460,436

Specialized REITs – 0.9%
7,335	Public Storage	1,750,938

Specialty Retail – 1.7%
6,390	Home Depot, Inc.	1,819,169
8,450	Tractor Supply Co.	1,627,132

		3,446,301

Technology Hardware, Storage & Peripherals – 12.4%
137,320	Apple, Inc.	23,450,136
24,315	NetApp, Inc.	1,769,646

		25,219,782

Textiles, Apparel & Luxury Goods* – 1.0%
5,070	Lululemon Athletica, Inc.	1,994,944

TOTAL COMMON STOCKS
(Cost $127,472,980)		$197,756,997

Exchange Traded Fund – 1.6%
12,315	iShares Russell 1000® Growth ETF	3,227,885
(Cost $2,814,621)

Shares	Dividend Rate	Value

Investment Company – 1.0%
Investment Company – 1.0%
State Street Institutional US Government Money Market Fund — Premier Class
1,974,001	5.301%	$1,974,001
(Cost $1,974,001)

TOTAL INVESTMENTS – 100.1%
(Cost $132,261,602)		$202,958,883

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(257,488)

NET ASSETS – 100.0%		$202,701,395

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	—Real Estate Investment Trust

PORTFOLIO COMPOSITION (unaudited)

	AS OF 10/31/23	AS OF 10/31/22

Information Technology	41.4%	39.2%
Consumer Discretionary	14.9	15.7
Health Care	9.9	11.4
Communication Services	8.8	5.2
Industrials	7.4	8.1
Financials	7.2	2.7
Consumer Staples	3.5	2.9
Materials	1.7	2.0
Real Estate	1.7	1.8
Exchange Traded Fund	1.6	4.7
Energy	1.0	2.2
Investment Company	1.0	9.5

TOTAL INVESTMENTS	100.1%	105.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	5

THE VALUE FUND

Value Fund Overview

We present you with the annual report for the Commerce Value Fund for the one-year period ended October 31, 2023.

A conversation with Matt Schmitt, Portfolio Manager of the Value Fund.

Q: How did the Fund perform over the review period?

A: The Fund returned -7.21% over the 12-month period ended October 31, 2023, underperforming the Russell 1000® Value Index (the “benchmark”), which returned 0.13% for the same period.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The industrials sector moved from 9.91% to 14.80% of the Fund’s portfolio with the purchase of RTX Corp., A. O. Smith Corporation, and Stanley Black & Decker, Inc. The information technology sector increased from 7.72% to 9.90% with new additions of Oracle Corporation and Microchip Technology Incorporated. The industrials sector and information technology sector returned 6.50% and 11.52%, respectively, over the 12-month period. The largest reduction was in the health care sector, moving from 17.12% to 14.80% with the sale of Cardinal Health, Inc. and CVS Health Corporation. The health care sector returned -10.24% for the 12-month period.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Relative to the benchmark, the Fund’s overweight to the industrials sector, which returned 6.50%, added to the Fund’s performance for the 12-month period. Additionally, relative to the benchmark, the Fund’s underweight to the health care sector, which returned -10.24%, added to the Fund’s performance. Strong relative performance from Eaton Corp. Plc, CME Group Inc. Class A, and ONEOK, Inc., in the energy sector which returned 41.20%, 29.43%, and 16.37%, respectively, added to the Fund’s performance during the 12-month period.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Relative to the benchmark, the Fund’s underweight to the communication services sector, which returned 28.09%, detracted from the Fund’s performance for the 12-month period. Within communication services, Meta Platforms Inc. Class A held a significant weight in the Russell 1000® Value Index, which was removed from the Index in June 2023. The Fund did not own Meta Platforms Inc. Class A, which returned 223.39% in the period, making it the Fund’s largest single stock detractor and provided for poor sector performance. Security selection in the financials sector hurt performance, with holdings such as Truist Financial Corporation, U.S. Bancorp, and Principal Financial Group, Inc., returning -24.87%, -20.76%, and -20.55%, respectively, while the financials sector as a whole returned -3.46% for the same period.

THE VALUE FUND

Performance Summary

October 31, 2023 (Unaudited)

The following is performance information for The Value Fund (“Value Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Value Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2013 through October 31, 2023.

Average Annual Total Return through October 31, 2023	One Year	Five Years	Ten Years

Value Fund(a)	–7.21%	5.91%	7.37%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Russell 1000® Value Index, an unmanaged index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

THE VALUE FUND

Schedule of Investments

October 31, 2023

Shares	Description	Value

Common Stocks – 96.1%
Aerospace & Defense – 4.5%
23,000	General Dynamics Corp.	$ 5,550,130
68,000	RTX Corp.	5,534,520

		11,084,650

Air Freight & Logistics – 1.8%
32,000	United Parcel Service, Inc. Class B	4,520,000

Banks – 6.7%
176,000	Bank of America Corp.	4,635,840
51,000	JPMorgan Chase & Co.	7,092,060
143,000	U.S. Bancorp	4,558,840

		16,286,740

Beverages – 1.9%
28,000	PepsiCo., Inc.	4,571,840

Biotechnology – 2.0%
19,000	Amgen, Inc.	4,858,300

Building Products – 1.4%
47,500	A.O. Smith Corp.	3,313,600

Capital Markets – 6.1%
24,500	CME Group, Inc.	5,229,770
57,500	Morgan Stanley	4,072,150
44,000	Northern Trust Corp.	2,900,040
29,000	T. Rowe Price Group, Inc.	2,624,500

		14,826,460

Chemicals – 3.1%
16,500	Air Products & Chemicals, Inc.	4,660,260
125,000	Huntsman Corp.	2,916,250

		7,576,510

Communications Equipment – 1.9%
91,000	Cisco Systems, Inc.	4,743,830

Consumer Finance – 1.2%
35,500	Discover Financial Services	2,913,840

Consumer Staples Distribution & Retail – 1.2%
45,500	Sysco Corp.	3,025,295

Containers & Packaging – 1.2%
58,000	Sonoco Products Co.	3,004,980

Diversified Telecommunication Services – 2.2%
150,000	Verizon Communications, Inc.	5,269,500

Electric Utilities – 4.4%
40,000	American Electric Power Co., Inc.	3,021,600
87,000	Duke Energy Corp.	7,733,430

		10,755,030

Electrical Equipment – 3.8%
23,000	Eaton Corp. PLC	4,781,930
52,000	Emerson Electric Co.	4,626,440

		9,408,370

Shares	Description	Value

Common Stocks – (continued)
Financial Services – 1.8%
56,000	Apollo Global Management, Inc.	$ 4,336,640

Food Products – 1.9%
71,000	Mondelez International, Inc. Class A	4,700,910

Health Care Equipment & Supplies – 1.8%
62,000	Medtronic PLC	4,374,720

Health Care Providers & Services – 3.3%
11,000	Elevance Health, Inc.	4,950,990
15,500	Laboratory Corp. of America Holdings	3,095,815

		8,046,805

Hotels, Restaurants & Leisure – 3.2%
21,000	Darden Restaurants, Inc.	3,056,130
18,000	McDonald’s Corp.	4,719,060

		7,775,190

Household Products – 2.0%
33,000	Procter & Gamble Co.	4,950,990

Industrial REITs – 1.1%
27,000	Prologis, Inc.	2,720,250

Insurance – 3.1%
78,000	MetLife, Inc.	4,680,780
42,000	Principal Financial Group, Inc.	2,842,560

		7,523,340

IT Services – 2.0%
34,000	International Business Machines Corp.	4,917,760

Machinery – 3.2%
21,500	Illinois Tool Works, Inc.	4,818,580
36,500	Stanley Black & Decker, Inc.	3,104,325

		7,922,905

Media – 2.4%
104,000	Interpublic Group of Cos., Inc.	2,953,600
20,000	Nexstar Media Group, Inc.	2,801,600

		5,755,200

Oil, Gas & Consumable Fuels – 8.4%
66,000	Chevron Corp.	9,618,180
47,000	ONEOK, Inc.	3,064,400
21,500	Pioneer Natural Resources Co.	5,138,500
22,000	Valero Energy Corp.	2,794,000

		20,615,080

Pharmaceuticals – 7.7%
31,000	Johnson & Johnson	4,598,540
71,000	Merck & Co., Inc.	7,291,700
225,000	Pfizer, Inc.	6,876,000

		18,766,240

8	The accompanying notes are an integral part of these financial statements.

THE VALUE FUND

Schedule of Investments (continued)

October 31, 2023

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 4.1%
40,000	Microchip Technology, Inc.	$ 2,851,600
32,500	Skyworks Solutions, Inc.	2,819,050
30,500	Texas Instruments, Inc.	4,331,305

		10,001,955

Software – 1.9%
45,000	Oracle Corp.	4,653,000

Specialized REITs – 1.8%
18,500	Public Storage	4,416,135

Specialty Retail – 3.0%
44,000	Best Buy Co., Inc.	2,940,080
15,500	Home Depot, Inc.	4,412,695

		7,352,775

TOTAL COMMON STOCKS
(Cost $218,971,761)		$234,988,840

Exchange Traded Fund – 3.0%
50,000	iShares Russell 1000® Value ETF
(Cost $7,895,550)		7,321,000

Shares	Dividend Rate	Value

Investment Company – 0.9%
Investment Company – 0.9%
State Street Institutional US Government Money Market Fund —Premier Class
2,230,715	5.301%	$ 2,230,715
(Cost $2,230,715)

TOTAL INVESTMENTS – 100.0%
(Cost $229,098,026)		$ 244,540,555

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%		(97,579)

NET ASSETS – 100.0%		$ 244,442,976

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

PORTFOLIO COMPOSITION (unaudited)

	AS OF 10/31/23	AS OF 10/31/22

Financials	18.8%	18.8%
Health Care	14.8	17.1
Industrials	14.8	9.9
Information Technology	9.9	7.7
Energy	8.4	10.4
Consumer Staples	7.1	7.7
Consumer Discretionary	6.2	5.8
Communication Services	4.5	5.8
Utilities	4.4	5.8
Materials	4.3	3.8
Exchange Traded Fund	3.0	3.5
Real Estate	2.9	3.6
Investment Company	0.9	0.2

TOTAL INVESTMENTS	100.0%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	9

THE MIDCAP GROWTH FUND

MidCap Growth Fund Overview

We present you with the annual report for the Commerce Mid-Cap Growth Fund for the one-year period ended October 31, 2023.

A conversation with Joe Williams, Portfolio Manager of the Mid-Cap Growth Fund.

Q: How did the Fund perform over the review period?

A: The Fund returned 1.40% over the 12-month period ended October 31, 2023, underperforming the Russell Midcap® Growth Index (the “benchmark”), which returned 3.35% for the same period.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The financials sector increased from 5.88% to 9.70% with the purchases of Arch Capital Group Ltd., Brighthouse Financial, Inc., and Primerica, Inc. The industrials sector moved from 17.9% to 21.6% with the purchases of Lincoln Electric Holdings, Inc. and Tetra Tech, Inc. The financials sector and industrials sector returned 0.57% and 12.24%, respectively, over the 12-month period. The largest reduction in the Fund’s portfolio was made in the information technology sector, from 28.7% to 20.2%, with the sale of several companies such as Black Knight, Inc., NortonLifeLock Inc., and Arista Networks, Inc.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Relative to the benchmark, the Fund was underweight in the health care sector, which returned -10.65%, which improved the Fund’s return during the 12-month period. Security selection within the financials sector added to performance with holdings such as Apollo Global Management, Tradeweb Markets, Inc. Class A, and Arch Capital Ltd., returning 43.30%, 31.02%, and 21.84%, respectively. Also showing strong results were Toll Brothers, Inc. and Manhattan Associates, Inc., returning 73.69% and 60.25%, respectively, which served as positive contributors to Fund results for the 12-month period.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Relative to the benchmark, the Fund’s overweight to the consumer staples sector, which returned -7.31%, detracted from the Fund’s return during the 12-month period. Security selection within the industrials sector negatively impacted performance with holdings such as Genpact Limited, Toro Company, and C.H. Robinson Worldwide, Inc., returning -29.93%, -22.25%, and -14.12%, respectively, over the 12-month period. Additionally, holdings of Advance Auto Parts, Inc. and FMC Corporation, which returned -63.21% and -51.01% for the 12-month period, detracted from Fund performance.

THE MIDCAP GROWTH FUND

Performance Summary

October 31, 2023 (Unaudited)

The following is performance information for The MidCap Growth Fund (“MidCap Growth Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

MidCap Growth Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2013 through October 31, 2023.

Average Annual Total Return through October 31, 2023	One Year	Five Years	Ten Years

MidCap Growth Fund(a)	1.40%	8.33%	9.45%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Russell Midcap® Growth Index, an unmanaged index, measures the performance of the mid-cap growth segment at the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes, or expenses.

THE MIDCAP GROWTH FUND

Schedule of Investments

October 31, 2023

Shares	Description	Value

Common Stocks – 94.4%
Aerospace & Defense – 1.2%
55,545	Howmet Aerospace, Inc.	$ 2,449,535

Air Freight & Logistics – 1.2%
29,605	CH Robinson Worldwide, Inc.	2,422,577

Biotechnology* – 4.9%
29,405	BioMarin Pharmaceutical, Inc.	2,395,037
118,435	Exelixis, Inc.	2,438,577
59,565	Ionis Pharmaceuticals, Inc.	2,636,943
15,320	Karuna Therapeutics, Inc.	2,552,465

		10,023,022

Broadline Retail – 1.1%
58,985	eBay, Inc.	2,313,982

Capital Markets – 4.9%
5,835	FactSet Research Systems, Inc.	2,520,078
9,695	Morningstar, Inc.	2,455,162
4,955	MSCI, Inc.	2,336,530
31,100	Tradeweb Markets, Inc. Class A	2,799,311

		10,111,081

Chemicals – 1.2%
27,000	RPM International, Inc.	2,464,290

Commercial Services & Supplies – 3.6%
15,505	MSA Safety, Inc.	2,447,929
67,965	Rollins, Inc.	2,556,164
16,545	Tetra Tech, Inc.	2,496,806

		7,500,899

Consumer Staples Distribution & Retail – 1.2%
9,155	Casey’s General Stores, Inc.	2,489,336

Electrical Equipment – 1.2%
9,040	Rockwell Automation, Inc.	2,375,802

Electronic Equipment, Instruments & Components – 3.6%
30,525	Amphenol Corp. Class A	2,458,789
12,360	CDW Corp.	2,476,944
19,420	Keysight Technologies, Inc.*	2,370,211

		7,305,944

Entertainment* – 1.2%
18,400	Take-Two Interactive Software, Inc.	2,461,000

Financial Services – 1.1%
28,010	Apollo Global Management, Inc.	2,169,094

Food Products – 1.2%
27,045	Lamb Weston Holdings, Inc.	2,428,641

Ground Transportation – 2.2%
13,425	JB Hunt Transport Services, Inc.	2,307,355
14,015	Landstar System, Inc.	2,309,391

		4,616,746

Health Care Equipment & Supplies – 2.4%
5,835	IDEXX Laboratories, Inc.*	2,330,908

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
18,620	ResMed, Inc.	$ 2,629,516

		4,960,424

Health Care Providers & Services – 2.6%
4,965	Chemed Corp.	2,793,557
7,600	Molina Healthcare, Inc.*	2,530,420

		5,323,977

Health Care Technology* – 1.2%
12,520	Veeva Systems, Inc. Class A	2,412,729

Hotels, Restaurants & Leisure – 4.8%
6,670	Domino’s Pizza, Inc.	2,261,063
17,235	Hilton Worldwide Holdings, Inc.	2,611,620
35,455	Wyndham Hotels & Resorts, Inc.	2,566,942
20,350	Yum! Brands, Inc.	2,459,501

		9,899,126

Household Products – 1.2%
26,865	Church & Dwight Co., Inc.	2,443,103

Insurance – 3.7%
31,420	Arch Capital Group Ltd.*	2,723,486
53,725	Brighthouse Financial, Inc.*	2,433,742
12,840	Primerica, Inc.	2,454,494

		7,611,722

IT Services* – 3.6%
7,140	Gartner, Inc.	2,370,766
34,740	GoDaddy, Inc. Class A	2,544,010
12,735	VeriSign, Inc.	2,542,670

		7,457,446

Life Sciences Tools & Services – 7.6%
22,830	Agilent Technologies, Inc.	2,359,937
36,680	Bio-Techne Corp.	2,003,829
40,890	Bruker Corp.	2,330,730
12,800	IQVIA Holdings, Inc.*	2,314,624
2,310	Mettler-Toledo International, Inc.*	2,275,812
9,455	Waters Corp.*	2,255,301
6,825	West Pharmaceutical Services, Inc.	2,172,329

		15,712,562

Machinery – 6.1%
42,455	Donaldson Co., Inc.	2,447,955
34,685	Graco, Inc.	2,578,830
14,385	Lincoln Electric Holdings, Inc.	2,514,498
31,475	Otis Worldwide Corp.	2,430,185
31,685	Toro Co.	2,561,415

		12,532,883

Oil, Gas & Consumable Fuels – 3.7%
15,905	Cheniere Energy, Inc.	2,646,910
38,435	ONEOK, Inc.	2,505,962
1,380	Texas Pacific Land Corp.	2,547,411

		7,700,283

12	The accompanying notes are an integral part of these financial statements.

THE MIDCAP GROWTH FUND

Schedule of Investments (continued)

October 31, 2023

Shares	Description	Value

Common Stocks – (continued)
Professional Services – 6.1%
23,690	Booz Allen Hamilton Holding Corp.	$ 2,841,142
13,805	Broadridge Financial Solutions, Inc.	2,355,685
69,450	Genpact Ltd.	2,329,353
22,520	Paychex, Inc.	2,500,846
9,890	Paycom Software, Inc.	2,422,753

		12,449,779

Real Estate Management & Development* – 1.2%
32,590	CoStar Group, Inc.	2,392,432

Residential REITs – 1.2%
38,350	Equity LifeStyle Properties, Inc.	2,523,430

Semiconductors & Semiconductor Equipment – 1.1%
16,050	Universal Display Corp.	2,233,839

Software – 10.7%
8,395	ANSYS, Inc.*	2,335,993
11,025	Cadence Design Systems, Inc.*	2,644,346
94,605	Dropbox, Inc. Class A*	2,488,112
54,520	Dynatrace, Inc.*	2,437,589
134,890	Gen Digital, Inc.	2,247,267
5,270	HubSpot, Inc.*	2,233,268
13,080	Manhattan Associates, Inc.*	2,550,338
18,085	PTC, Inc.*	2,539,496
6,545	Tyler Technologies, Inc.*	2,440,631

		21,917,040

Specialty Retail – 5.0%
36,735	Best Buy Co., Inc.	2,454,632
17,200	Five Below, Inc.*	2,992,456
21,435	Ross Stores, Inc.	2,485,817
12,405	Tractor Supply Co.	2,388,707

		10,321,612

Technology Hardware, Storage & Peripherals – 1.2%
33,465	NetApp, Inc.	2,435,583

Textiles, Apparel & Luxury Goods* – 1.2%
53,390	Skechers USA, Inc. Class A	2,574,466

TOTAL COMMON STOCKS
(Cost $164,452,242)		$194,034,385

Exchange Traded Fund – 3.1%
74,165	iShares Russell Mid-Cap Growth ETF	$6,429,364
(Cost $7,127,663)

Shares	Dividend Rate	Value

Investment Company — 3.0%
State Street Institutional US Government Money Market Fund – Premier Class
6,231,135	5.301%	$6,231,135
(Cost $6,231,135)

TOTAL INVESTMENTS – 100.5%
(Cost $177,811,040)		$206,694,884

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(1,101,618)

NET ASSETS – 100.0%		$205,593,266

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	—RealEstate Investment Trust

PORTFOLIO COMPOSITION (unaudited)

	AS OF 10/31/23	AS OF 10/31/22

Industrials	21.6%	17.9%
Information Technology	20.2	28.7
Health Care	18.7	14.4
Consumer Discretionary	12.1	13.5
Financials	9.7	5.9
Energy	3.7	4.0
Consumer Staples	3.6	4.8
Exchange Traded Fund	3.1	1.4
Investment Company	3.0	1.5
Real Estate	2.4	3.4
Materials	1.2	2.6
Communication Services	1.2	2.3

TOTAL INVESTMENTS	100.5%	100.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	13

THE BOND FUND

Bond Fund Overview

We present you with the annual report for the Commerce Bond Fund for the one-year period ended October 31, 2023.

A conversation with Scott Colbert, Brent Schowe, and Wm. Michael Cody, Portfolio Managers of the Bond Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2023, the Fund generated a cumulative total return of 1.48%, outperforming the Bloomberg U.S. Aggregate Bond Index (the “benchmark”) which returned 0.36% for the same period.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: A key factor that helped the Fund’s performance exceed its benchmark during the reporting period was maintaining the Fund’s target duration below the benchmark’s duration. Hikes of the federal funds rate by the Federal Reserve (Fed) led to rising Treasury yields and declining bond prices during the year. Lowering the Fund’s duration helped reduce the negative impact of rising interest rates.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: Besides lowering the Fund’s duration, the exposure to lower-rated corporates was reduced and the focus shifted to higher credit quality holdings for new purchases. This assisted with improving the Fund’s average credit quality.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Lowering the Fund’s average duration relative to its benchmark assisted with the Fund’s performance. Maintaining an overweight in the corporate and asset-backed securities (ABS) sectors relative to the benchmark during the period helped enhance the Fund’s return. With a low average duration, ABS holdings were impacted by rising interest rates to a lesser degree than the other fixed-income sectors.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: With credit spreads tightening during the period, reducing low credit quality corporate holdings detracted from performance. On average, credit spreads for lower-rated holdings tightened more than spreads for higher-rated holdings.

THE BOND FUND

Performance Summary

October 31, 2023 (Unaudited)

The following is performance information for The Bond Fund (“Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2013 through October 31, 2023.

Average Annual Total Return through October 31, 2023	One Year	Five Years	Ten Years

Bond Fund(a)	1.48%	0.28%	1.30%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.

THE BOND FUND

Schedule of Investments

October 31, 2023

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 41.5%
Aerospace/Defense(a) – 0.4%
Boeing Co.
$ 5,000,000	5.805%		05/01/50	$4,333,005

Auto Manufacturers – 2.7%
BMW Finance NV(a)(b)
4,000,000	2.400		08/14/24	3,894,289
Ford Motor Co.(a)
2,000,000	4.346		12/08/26	1,888,919
Ford Motor Credit Co. LLC
2,500,000	4.134		08/04/25	2,382,793
General Motors Co.(a)
3,450,000	6.600		04/01/36	3,245,398
General Motors Financial Co., Inc.(a)
2,000,000	2.400		04/10/28	1,688,030
1,615,000	3.100		01/12/32	1,230,602
Mercedes-Benz Finance North America LLC(b)
3,900,000	4.800		03/30/28	3,750,077
2,000,000	5.050		08/03/33	1,837,942
PACCAR Financial Corp.
5,000,000	2.150		08/15/24	4,866,557
Volkswagen Group of America Finance LLC(b)
4,000,000	4.750		11/13/28	3,735,652

				28,520,259

Banks – 7.3%
Bank of America Corp.
3,000,000	4.450		03/03/26	2,872,531

(3 mo. USD Term SOFR + 1.302%),
6,749,000	3.419	(a)(c)	12/20/28	6,011,439

Citigroup, Inc.
3,500,000	4.450		09/29/27	3,233,459

(Secured Overnight Financing Rate + 2.086%)
4,400,000	4.910	(a)(c)	05/24/33	3,907,365

(Secured Overnight Financing Rate + 1.379%)
2,000,000	2.904	(a)(c)	11/03/42	1,234,970

HSBC Holdings PLC
3,130,000	6.100		01/14/42	3,023,009

Huntington Bancshares, Inc.(a)(c) (Secured Overnight Financing Rate + 2.050%)
4,000,000	5.023		05/17/33	3,436,079

JPMorgan Chase & Co. (Secured Overnight Financing Rate + 5.344%)
1,500,000	6.229	(a)(c)	04/22/27	1,489,270

(Secured Overnight Financing Rate + 1.560%)
1,000,000	4.323	(a)(c)	04/26/28	940,106

(3 mo. USD Term SOFR + 1.592%)
2,000,000	4.452	(a)(c)	12/05/29	1,840,625

(3 mo. USD Term SOFR + 1.422%)
1,650,000	3.702	(a)(c)	05/06/30	1,450,011
2,520,000	5.600		07/15/41	2,329,312

KeyBank NA
3,000,000	3.400		05/20/26	2,640,115

Mitsubishi UFJ Financial Group, Inc.
3,000,000	3.777		03/02/25	2,910,170

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)

Morgan Stanley(a)(c) (Secured Overnight Financing Rate + 1.200%)
$ 2,900,000	2.511%		10/20/32	$2,173,572

Northern Trust Corp.(a)
4,000,000	3.150		05/03/29	3,505,311
1,500,000	1.950		05/01/30	1,164,299

PNC Bank NA
3,830,000	4.050		07/26/28	3,412,629

PNC Financial Services Group, Inc.(a)(c) (3 mo. USD Term SOFR + 3.940%)
2,500,000	9.312		11/01/23	2,500,000

Truist Financial Corp.
3,500,000	2.500	(a)	08/01/24	3,403,376

(Secured Overnight Financing Rate + 2.300%)
1,900,000	6.123	(a)(c)	10/28/33	1,762,844

(Secured Overnight Financing Rate + 1.852%)
1,000,000	5.122	(a)(c)	01/26/34	859,867

U.S. Bancorp (Secured Overnight Financing Rate + 1.230%)
1,500,000	4.653	(a)(c)	02/01/29	1,385,279

(Secured Overnight Financing Rate + 1.600%)
7,000,000	4.839	(a)(c)	02/01/34	6,001,802

UBS Group AG (1 yr. CMT + 0.850%)
2,000,000	1.494	(a)(b)(c)	08/10/27	1,732,537

(1 yr. CMT + 1.750%)
2,500,000	4.751	(a)(b)(c)	05/12/28	2,347,797

Wells Fargo & Co.
2,500,000	4.100		06/03/26	2,360,758
1,500,000	4.650		11/04/44	1,111,249
5,000,000	4.750		12/07/46	3,701,070

Wells Fargo Bank NA(d)
2,000,000	6.180		02/15/36	1,846,869

				76,587,720

Beverages(a) – 0.7%
Anheuser-Busch InBev Worldwide, Inc.
1,000,000	4.600		04/15/48	814,308
6,000,000	4.439		10/06/48	4,672,896

PepsiCo, Inc.
2,190,000	4.450		04/14/46	1,797,005

				7,284,209

Biotechnology(a) – 0.2%
Amgen, Inc.
1,000,000	5.600		03/02/43	895,969
3,175,000	2.770		09/01/53	1,672,232

				2,568,201

Chemicals(a) – 0.3%
Linde, Inc.
2,000,000	3.200		01/30/26	1,906,707
Sherwin-Williams Co.
1,075,000	2.200		03/15/32	801,212

				2,707,919

16	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – 1.4%
Corp. of Gonzaga University
$ 3,500,000	4.158%	04/01/46	$2,525,057
Emory University(a)
2,000,000	1.566	09/01/25	1,863,224
Equifax, Inc.(a)
2,000,000	5.100	12/15/27	1,927,274
Henry J Kaiser Family Foundation
6,250,000	3.356	12/01/25	5,843,583
Northwestern University
1,000,000	4.643	12/01/44	865,688

Thomas Jefferson University
1,375,000	2.368	11/01/25	1,268,357

			14,293,183

Computers(a) – 0.3%
CGI, Inc.
4,000,000	2.300	09/14/31	2,947,312

Computers & Peripherals(a) – 0.4%
Amazon.com, Inc.
2,000,000	4.700	12/01/32	1,878,375

Meta Platforms, Inc.
2,320,000	3.850	08/15/32	2,020,938

			3,899,313

Distribution/Wholesale(a) – 0.2%
WW Grainger, Inc.
3,260,000	4.600	06/15/45	2,654,300

Diversified Financial Services(a) – 1.4%
Aircastle Ltd.
1,000,000	4.250	06/15/26	937,683

Aviation Capital Group LLC(b)
5,500,000	1.950	09/20/26	4,788,265

Brookfield Finance, Inc.
3,100,000	4.700	09/20/47	2,302,883

Capital One Financial Corp.(c) (Secured Overnight Financing Rate + 2.370%)
3,000,000	5.268	05/10/33	2,567,996

CDP Financial, Inc.(b)
1,000,000	3.150	07/24/24	981,651

Charles Schwab Corp.
1,225,000	2.750	10/01/29	1,009,839
2,500,000	1.950	12/01/31	1,783,082

			14,371,399

Electrical Equipment – 3.6%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,119,721

Consumers Energy Co.(a)
3,290,000	3.950	07/15/47	2,383,471

Emerson Electric Co.
1,000,000	6.125	04/15/39	961,638

Entergy Louisiana LLC(a)
3,000,000	3.780	04/01/25	2,906,969

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical Equipment – (continued)

Florida Power & Light Co.(a)
$ 1,250,000	4.550%	10/01/44	$969,901

Louisville Gas & Electric Co.(a)
1,850,000	4.650	11/15/43	1,411,866

National Grid USA
3,375,000	8.000	11/15/30	3,549,021

National Rural Utilities Cooperative Finance Corp.(a)
4,000,000	5.800	01/15/33	3,876,500

Nevada Power Co.(a)
1,250,000	3.125	08/01/50	718,951

Ohio Power Co.
2,870,000	5.850	10/01/35	2,766,877

Pacific Gas & Electric Co.(a)
1,000,000	4.550	07/01/30	866,669
1,000,000	4.950	07/01/50	702,123

PacifiCorp
2,200,000	6.100	08/01/36	2,102,466

PG&E Wildfire Recovery Funding LLC
1,079,580	3.594	06/01/30	1,011,021

PPL Electric Utilities Corp.(a)
2,225,000	4.750	07/15/43	1,820,446

Public Service Enterprise Group, Inc.(a)
5,500,000	8.625	04/15/31	6,028,915

Southern California Edison Co.
1,000,000	5.550	01/15/37	902,782

Wisconsin Power & Light Co.(a)
1,000,000	1.950	09/16/31	743,409

Wisconsin Public Service Corp.(a)
3,000,000	3.300	09/01/49	1,844,058

			37,686,804

Energy Minerals(a) – 0.4%
HF Sinclair Corp.
3,850,000	5.875	04/01/26	3,796,311

Entertainment(a) – 0.1%
Warnermedia Holdings, Inc.
1,000,000	3.755	03/15/27	921,211

Food(a)(b) – 0.6%
Nestle Holdings, Inc.
6,700,000	4.300	10/01/32	6,174,362

Gas(a) – 0.6%
Atmos Energy Corp.
1,400,000	4.125	03/15/49	1,008,500

Boston Gas Co.(b)
2,900,000	3.001	08/01/29	2,407,164

Northwest Natural Gas Co.
4,650,000	3.869	06/15/49	2,956,367

			6,372,031

The accompanying notes are an integral part of these financial statements.	17

THE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare-Products(a) – 0.2%
Baxter International, Inc.
$ 3,000,000	2.539%		02/01/32	$2,253,288

Healthcare-Services – 2.3%
Adventist Health System(a)
7,000,000	2.952		03/01/29	5,976,918

Ascension Health
3,000,000	2.532	(a)	11/15/29	2,527,653
1,500,000	3.945		11/15/46	1,100,108

Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	2,791,647

Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,165,533

Mayo Clinic
2,600,000	3.774		11/15/43	1,947,139

SSM Health Care Corp.(a)
4,990,000	3.823		06/01/27	4,675,427
3,000,000	4.894		06/01/28	2,900,207

				24,084,632

Insurance – 6.2%
Americo Life, Inc.(b)
5,206,000	3.450		04/15/31	3,790,932

Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	2,264,789

Assured Guaranty U.S. Holdings, Inc.(a)
4,715,000	3.150		06/15/31	3,822,916

AXIS Specialty Finance LLC(a)
3,000,000	3.900		07/15/29	2,654,907

Berkshire Hathaway Finance Corp.(a)
4,220,000	4.200		08/15/48	3,254,614

Equitable Financial Life Global Funding(b)
3,000,000	1.300		07/12/26	2,621,334
5,000,000	1.750		11/15/30	3,690,478
Guardian Life Global Funding(b)
5,000,000	1.250		11/19/27	4,220,174
Horace Mann Educators Corp.(a)
2,000,000	7.250		09/15/28	1,998,271
Jackson National Life Global Funding(b)
2,600,000	3.250		01/30/24	2,581,183
Loews Corp.
3,000,000	6.000		02/01/35	2,961,299
MassMutual Global Funding II(b)
6,150,000	2.950		01/11/25	5,948,960
MetLife, Inc.(a)
2,055,000	10.750		08/01/39	2,575,069
New York Life Global Funding(b)
9,000,000	4.550		01/28/33	8,058,973
Principal Life Global Funding II(b)
2,600,000	5.500		06/28/28	2,519,599
Prudential Insurance Co. of America(b)
2,775,000	8.300		07/01/25	2,835,553
Reinsurance Group of America, Inc.
2,500,000	3.150	(a)	06/15/30	2,030,761

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
(3 mo. USD Term SOFR + 2.927%)
$ 2,000,000	8.336	%(a)(c)	12/15/65	$1,729,997
Reliance Standard Life Global Funding II(b)
1,750,000	2.750		01/21/27	1,548,240
Teachers Insurance & Annuity Association of America(a)(b)
3,000,000	4.270		05/15/47	2,190,634
Travelers Cos., Inc.(a)
2,000,000	4.100		03/04/49	1,475,615

				64,774,298

Machinery-Diversified – 0.6%
John Deere Capital Corp.
4,000,000	4.350		09/15/32	3,620,124
Rockwell Automation, Inc.(a)
3,000,000	3.500		03/01/29	2,740,248

				6,360,372

Media – 0.2%
Comcast Corp.
1,250,000	6.400		05/15/38	1,231,331
1,500,000	2.800	(a)	01/15/51	825,774

				2,057,105

Metals & Mining – 0.2%
Southern Copper Corp.
2,000,000	5.875		04/23/45	1,798,284

Oil-Field Services – 1.9%
Apache Corp.(a)
2,835,000	5.100		09/01/40	2,202,937
BP Capital Markets America, Inc.(a)
4,000,000	3.543		04/06/27	3,749,024
Equinor ASA
1,795,000	6.800		01/15/28	1,864,682
Phillips 66(a)
3,000,000	4.650		11/15/34	2,615,161
Saudi Arabian Oil Co.(b)
5,000,000	3.500		04/16/29	4,438,500
Schlumberger Investment SA(a)
3,600,000	2.650		06/26/30	2,985,172
Tosco Corp.
2,095,000	8.125		02/15/30	2,313,239

				20,168,715

Paper and Forest Products – 0.9%
Georgia-Pacific LLC(b)
2,225,000	0.625		05/15/24	2,163,311
5,000,000	2.100	(a)	04/30/27	4,446,393

International Paper Co.
2,925,000	8.700		06/15/38	3,329,696

				9,939,400

Pharmaceuticals – 1.4%
Bristol-Myers Squibb Co.(a)
3,250,000	3.900		02/20/28	3,057,357

18	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
CVS Pass-Through Trust(b)
$ 2,018,410	7.507%		01/10/32	$2,056,167

Johnson & Johnson
4,970,000	5.950		08/15/37	5,116,880

Pfizer, Inc.
2,000,000	1.750	(a)	08/18/31	1,512,286
2,900,000	7.200		03/15/39	3,209,177

				14,951,867

Pipelines – 1.8%
DCP Midstream Operating LP
3,397,000	8.125		08/16/30	3,704,663

Energy Transfer LP(a)
3,000,000	4.900		03/15/35	2,546,993

Kinder Morgan Energy Partners LP
4,175,000	5.800		03/15/35	3,834,862

Magellan Midstream Partners LP(a)
2,635,000	3.950		03/01/50	1,673,753

Tennessee Gas Pipeline Co. LLC
628,000	8.375		06/15/32	681,133
1,450,000	7.625		04/01/37	1,549,094

TransCanada PipeLines Ltd.(a)
1,000,000	4.625		03/01/34	847,895

Transcanada Trust(a)(c) (3M USD LIBOR + 3.208%)
4,660,000	5.300		03/15/77	4,017,164

				18,855,557

Real Estate(a) – 2.5%
AvalonBay Communities, Inc.
1,500,000	1.900		12/01/28	1,254,450

Healthcare Realty Holdings LP
1,075,000	2.050		03/15/31	765,481

Kimco Realty OP LLC
1,000,000	3.850		06/01/25	953,434

Mid-America Apartments LP
1,900,000	1.100		09/15/26	1,670,490

Omega Healthcare Investors, Inc.
4,500,000	4.750		01/15/28	4,106,987

Physicians Realty LP
1,325,000	2.625		11/01/31	975,275

Realty Income Corp.
2,400,000	0.750		03/15/26	2,123,690
2,400,000	3.950		08/15/27	2,229,451

SBA Tower Trust(b)
1,575,000	2.836		01/15/25	1,503,856

Scentre Group Trust 1/Scentre Group Trust 2(b)
4,000,000	3.750		03/23/27	3,702,267

Simon Property Group LP
2,815,000	3.750		02/01/24	2,798,125

Sun Communities Operating LP
1,000,000	2.700		07/15/31	747,548

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(a) – (continued)

Ventas Realty LP
$ 2,910,000	3.500%		02/01/25	$2,803,740

				25,634,794

Semiconductors(a) – 0.5%
Broadcom, Inc.(b)
3,500,000	3.469		04/15/34	2,673,493

Texas Instruments, Inc.
2,925,000	3.875		03/15/39	2,335,584

				5,009,077

Software(a) – 0.3%
Salesforce, Inc.
2,850,000	1.950		07/15/31	2,205,588
1,000,000	2.900		07/15/51	592,941

				2,798,529

Telecommunications – 0.8%
AT&T, Inc.
4,000,000	6.250		03/29/41	3,661,111
Bell Telephone Co. of Canada or Bell Canada(a)
3,850,000	5.100		05/11/33	3,513,171
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(a)(b)
750,000	4.738		03/20/25	741,491

				7,915,773

Transportation – 0.9%
Burlington Northern Santa Fe LLC(a)
1,220,000	4.950		09/15/41	1,054,337

Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,204,625
1,310,000	2.450	(a)	05/01/50	696,226

Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	1,771,519
1,000,000	4.950	(a)	08/15/45	823,304
1,500,000	4.700	(a)	05/01/48	1,176,859
2,500,000	6.125	(a)(e)	09/15/15	2,265,973

Kansas City Southern Railway Co.(a)
500,000	4.950		08/15/45	382,915

				9,375,758

Trucking & Leasing(a) – 0.2%
GATX Corp.
3,155,000	3.100		06/01/51	1,704,202

TOTAL CORPORATE OBLIGATIONS
(Cost $509,815,808)				$432,799,190

The accompanying notes are an integral part of these financial statements.	19

THE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 16.5%
Automotive(b) – 2.3%

Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A
$ 11,100,000	2.360%	03/20/26	$10,589,385

Avis Budget Rental Car Funding AESOP LLC Series 2020-2A, Class A
2,080,000	2.020	02/20/27	1,894,418

Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class A
4,150,000	1.380	08/20/27	3,661,053

Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190	07/15/31	4,829,232

Hertz Vehicle Financing III LP Series 2021-2A, Class A
2,800,000	1.680	12/27/27	2,449,795

			23,423,883

Credit Card(b) – 0.2%

Avant Credit Card Master Trust Series 2021-1A, Class A
2,000,000	1.370	04/15/27	1,870,779

Home Equity – 0.5%

Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c) (1 mo. USD Term SOFR + 0.894%)
280,891	5.151	01/25/35	275,925

EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(f)
100,385	4.250	09/25/33	91,795

FIGRE Trust Series 2023-HE1, Class A(b)
2,572,553	5.850	03/25/53	2,514,890

Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c) (1 mo. USD Term SOFR + 0.789%)
1,127,228	6.114	12/25/34	1,070,331

Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(f)
282,220	5.140	11/25/35	275,368

Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(f)
565,088	7.490	07/25/29	530,934

			4,759,243

Manufactured Housing – 0.0%

Mid-State Trust Series 2011, Class A1
71,208	4.864	07/15/38	68,562

Other – 13.2%

Affirm Asset Securitization Trust Series 2022-A, Class 1A(b)
1,000,000	4.300	05/17/27	976,793

AFN LLC Series 2019-1A, Class A1(b)
4,648,253	3.780	05/20/49	4,367,294

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2(b)
4,700,000	1.937	08/15/46	4,094,455

Beacon Container Finance LLC Series 2021-1A, Class A(b)
2,400,000	2.250	10/22/46	2,035,832

BHG Securitization Trust Series 2021-B, Class B(b)
1,000,000	1.670	10/17/34	889,875

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)

CAL Funding IV Ltd. Series 2020-1A, Class A(b)
$ 4,427,500	2.220%	09/25/45	$3,855,529

Chase Funding Trust Series 2002-3, Class 1A5(f)
513,286	5.907	06/25/32	478,871

Chase Funding Trust Series 2004-1, Class 2A2(c) (1 mo. USD Term SOFR + 0.574%)
2,912,436	5.899	12/25/33	2,746,276

CLI Funding VIII LLC Series 2018-1A, Class A(b)
2,980,133	2.720	01/18/47	2,497,047

CMFT Net Lease Master Issuer LLC Series 2021-1, Class A1(b)
3,112,541	2.090	07/20/51	2,471,265

Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(b)(c) (1 mo. USD Term SOFR + 0.514%)
341,445	5.839	02/25/37	310,179

DB Master Finance LLC Series 2021-1A, Class A2II(b)
3,930,000	2.493	11/20/51	3,283,138

Diamond Infrastructure Funding LLC Series 2021-1A, Class A(b)
4,000,000	1.760	04/15/49	3,406,101

Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(b)
6,126,250	4.118	07/25/47	5,643,404

Driven Brands Funding LLC Series 2021-1A, Class A2(b)
2,695,000	2.791	10/20/51	2,204,796

FCI Funding LLC Series 2021-1A, Class A(b)
340,482	1.130	04/15/33	332,563

GBX Leasing LLC Series 2022-1, Class A(b)
1,582,762	2.870	02/20/52	1,322,852

Global SC Finance VII SRL Series 2020-2A, Class A(b)
3,507,338	2.260	11/19/40	3,119,074

Harvest SBA Loan Trust Series 2018-1, Class A(b)(c) (1 mo. USD Term SOFR + 2.364%)
739,867	7.684	08/25/44	733,882

Home Partners of America Trust Series 2019-1, Class A(b)
5,932,116	2.908	09/17/39	5,316,142

Jack in the Box Funding LLC Series 2022-1A, Class A2I(b)
3,880,000	3.445	02/26/52	3,445,828

Lendmark Funding Trust Series 2021-2A, Class A(b)
2,000,000	2.000	04/20/32	1,702,916

LFS LLC Series 2021-A, Class A(b)
391,794	2.460	04/15/33	376,760

LFS LLC Series 2021-B, Class A(b)
1,162,410	2.400	12/15/33	1,086,969

Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c) (1 mo. USD Term SOFR + 0.734%)
115,882	6.059	08/25/33	109,966

Longtrain Leasing III LLC Series 2015-1A, Class A1(b)
1,991,828	2.980	01/15/45	1,917,133

Longtrain Leasing III LLC Series 2015-1A, Class A2(b)
4,861,135	4.060	01/15/45	4,615,386

20	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)

NP SPE II LLC Series 2016-1A, Class A1(b)
$ 1,065,319	4.164%	04/20/46	$1,023,560

OnDeck Asset Securitization Trust LLC Series 2021-1A, Class A(b)
1,500,000	1.590	05/17/27	1,447,940

PACEWell 5 Trust Series 2021-1, Class A(b)
2,607,678	2.628	10/10/59	1,921,690

Pear LLC Series 2020-1, Class A(b)
578,975	3.750	12/15/32	575,209

Pear LLC Series 2023-1, Class A(b)
4,193,944	7.420	07/15/35	4,143,328

Progress Residential Trust Series 2020-SFR2, Class A(b)
998,766	2.078	06/17/37	933,953

Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A(b)
5,000,000	5.000	09/15/48	4,507,405

Sabey Data Center Issuer LLC Series 2021-1, Class A2(b)
3,000,000	1.881	06/20/46	2,605,615

ServiceMaster Funding LLC Series 2020-1, Class A2I(b)
3,791,840	2.841	01/30/51	3,119,046

SERVPRO Master Issuer LLC Series 21-1A, Class A2(b)
1,950,000	2.394	04/25/51	1,592,183

Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A(b)
254,874	0.990	11/20/37	237,732

STAR Trust Series 2021-SFR1, Class A(b)(c) (1 mo. USD Term SOFR + 0.714%)
3,318,137	6.049	04/17/38	3,236,376

State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
5,284,434	3.242	01/01/31	4,961,169

Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(c) (1 mo. USD Term SOFR + 1.239%)
77,994	6.564	06/25/33	77,594

Taco Bell Funding LLC Series 2021-1A, Class A2I(b)
1,891,313	1.946	08/25/51	1,629,589

Thrust Engine Leasing DAC Series 2021-1A, Class A(b)
4,477,863	4.163	07/15/40	3,819,752

Tif Funding II LLC Series 2020-1A, Class A(b)
1,728,833	2.090	08/20/45	1,496,432

Towd Point Mortgage Trust Series 2017-3, Class A2(b)(c)(g)
1,850,000	3.000	07/25/57	1,727,247

Towd Point Mortgage Trust Series 2018-2,Class A2(b)(c)(g)
5,500,000	3.500	03/25/58	4,957,875

Trinity Rail Leasing LLC Series 2019-1A, Class A(b)
4,060,965	3.820	04/17/49	3,797,842

Trinity Rail Leasing LLC Series 2019-2A, Class A2(b)
3,000,000	3.100	10/18/49	2,739,731

Trinity Rail Leasing LLC Series 2020-2A, Class A2(b)
10,315,000	2.560	11/19/50	8,779,801

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)

Triton Container Finance VIII LLC Series 2020-1A, Class A(b)
$ 4,611,979	2.110%	09/20/45	$3,937,163

Triton Container Finance VIII LLC Series 2021-1A, Class A(b)
390,208	1.860	03/20/46	324,974

TVEST LLC Series 2021-A, Class A(b)
291,279	2.350	09/15/33	288,438
Vantage Data Centers LLC Series 2020-1A, Class A2(b)
8,250,000	1.645	09/15/45	7,472,096

Wendy’s Funding LLC Series 2019-1A, Class A2I(b)
2,707,500	3.783	06/15/49	2,505,783

Wendy’s Funding LLC Series 2021-1A, Class A2I(b)
1,221,875	2.370	06/15/51	990,354

			138,190,203

Student Loan – 0.3%

Massachusetts Educational Financing Authority Series 2018-A, Class A
1,167,729	3.850	05/25/33	1,102,101

SoFi Professional Loan Program LLC Series 2018-C, Class A2FX(b)
1,460,547	3.590	01/25/48	1,401,918

South Carolina Student Loan Corp. Series 2015-A, Class A(c) (1 mo. USD Term SOFR + 1.614%)
825,520	6.939	01/25/36	824,363

Towd Point Asset Trust Series 2018-SL1, Class A(b)(c) (1 mo. USD Term SOFR + 0.714%)
199,324	6.039	01/25/46	198,773

			3,527,155

TOTAL ASSET-BACKED SECURITIES
(Cost $189,799,955)			$171,839,825

Mortgage-Backed Obligations – 15.5%
Collateralized Mortgage Obligations – 11.3%
Agate Bay Mortgage Trust Series 2016-2, Class A3(b)(c)(g)
$ 154,470	3.500	03/25/46	$129,504

Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
6,853	5.500	11/25/20	6,033

Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2(b)(c)(g)
3,215,035	2.500	06/25/51	2,350,367

Bayview MSR Opportunity Master Fund VI Trust Series 2021-INV2-6, Class A1(b)(c)(g)
8,802,633	3.000	10/25/51	6,730,572

Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(g)
652,217	4.498	11/25/35	441,201

Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(f)
156,560	5.750	01/25/34	124,976

CAFL Issuer LLC Series 2022-RTL1, Class A1(f)
2,000,000	4.250	05/28/29	1,904,907

The accompanying notes are an integral part of these financial statements.	21

THE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

CFMT LLC Series 2023-HB12, Class A(b)(c)(g)
$ 2,184,866	4.250%	04/25/33	$2,091,381

CHL Mortgage Pass-Through Trust Series 2005-27, Class 2A1
333,306	5.500	12/25/35	138,799

CHL Mortgage Pass-Through Trust Series 2005-6, Class 2A1
46,796	5.500	04/25/35	36,560

CHL Mortgage Pass-Through Trust Series 2005-7, Class 1A1(c) (1 mo. USD Term SOFR + 0.654%)
367,327	5.979	03/25/35	326,935

Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
304,369	6.750	08/25/34	260,536

Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(c)(g)
7,054	4.150	04/25/37	6,984

Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
11,198	5.250	09/25/19	10,191

Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
2,538	6.500	08/25/32	2,501

CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
99,888	5.250	07/25/33	89,512

CSMC Trust Series 2013-6, Class 1A1(b)(c)(g)
2,576,915	2.500	07/25/28	2,381,062

CSMC Trust Series 2017-HL2, Class A1(b)(c)(g)
370,933	3.500	10/25/47	309,226

EverBank Mortgage Loan Trust Series 2013-2, Class A(b)(c)(g)
456,495	3.000	06/25/43	395,484

Federal Home Loan Mortgage Corp. REMICS Series 2103, Class TE
12,523	6.000	12/15/28	12,469

Federal Home Loan Mortgage Corp. REMICS Series 2110, Class PG
68,611	6.000	01/15/29	68,044

Federal Home Loan Mortgage Corp. REMICS Series 2391, Class Z
229,176	6.000	12/15/31	225,685

Federal Home Loan Mortgage Corp. REMICS Series 4088, Class EP
4,760	2.750	09/15/41	4,747

Federal Home Loan Mortgage Corp. REMICS Series 4272, Class DG
155,914	3.000	04/15/43	146,282

Federal Home Loan Mortgage Corp. REMICS Series 4370, Class PA
64,047	3.500	09/15/41	62,107

Federal Home Loan Mortgage Corp. REMICS Series 4792, Class AC
144,798	3.500	05/15/48	123,254

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Federal Home Loan Mortgage Corp. REMICS Series 5020, Class KW
$ 6,000,000	2.000%	09/25/45	$4,664,894

Federal Home Loan Mortgage Corp. REMICS Series 5081, Class QA
622,686	2.000	12/25/50	464,435

Federal Home Loan Mortgage Corp. REMICS Series 5139, Class EC
4,250,000	2.500	09/25/51	2,680,308

Federal National Mortgage Association REMICS Series 2001-45, Class WG
25,170	6.500	09/25/31	24,795

Federal National Mortgage Association REMICS Series 2003-117, Class KB
1,004,579	6.000	12/25/33	996,939

Federal National Mortgage Association REMICS Series 2003-14, Class AP
4,740	4.000	03/25/33	4,622

Federal National Mortgage Association REMICS Series 2003-W6, Class 3A
44,155	6.500	09/25/42	43,802

Federal National Mortgage Association REMICS Series 2004-53, Class NC
1,308	5.500	07/25/24	1,298
Federal National Mortgage Association REMICS Series 2014-80, Class KA
800,223	2.000	03/25/44	540,573

Federal National Mortgage Association REMICS Series 2015-2, Class PA
964,508	2.250	03/25/44	861,618

Federal National Mortgage Association REMICS Series 2015-30, Class JA
829,062	2.000	05/25/45	675,285

Federal National Mortgage Association REMICS Series 2016-16, Class PD
385,675	3.000	12/25/44	357,918

Finance of America Structured Securities Trust Series 2022-S4, Class A1A(b)(c)(g)
1,460,407	2.500	01/25/57	1,310,809

First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1(c)(g)
552,229	5.500	05/25/35	344,683

Flagstar Mortgage Trust Series 2018-2, Class A4(b)(c)(g)
101,819	3.500	04/25/48	98,410

Flagstar Mortgage Trust Series 2019-1INV, Class A3(b)(c)(g)
935,586	3.500	10/25/49	788,771

Flagstar Mortgage Trust Series 2021-8INV, Class A3(b)(c)(g)
3,311,513	2.500	09/25/51	2,420,898

GCAT Trust Series 2022-HX1, Class A1(b)(c)(g)
5,884,790	2.885	12/27/66	5,040,422

22	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Government National Mortgage Association REMICS Series 17-H23, Class MA
$ 1,224,707	3.000%	11/20/67	$1,144,344

Government National Mortgage Association REMICS Series 2015-167, Class KM
84,020	3.000	12/20/43	73,306

Government National Mortgage Association REMICS Series 2015-94, Class AT
435,294	2.250	07/16/45	360,525

Government National Mortgage Association REMICS Series 2016-129, Class W
163,581	2.500	07/20/46	131,211

Government National Mortgage Association REMICS Series 2018-37, Class KT
474,548	3.500	03/20/48	408,928

Government National Mortgage Association REMICS Series 2021-116, Class LG
8,398,311	2.000	06/20/51	6,669,553

GS Mortgage-Backed Securities Trust Series 2021-GR3, Class A2(b)(c)(g)
6,741,625	2.500	04/25/52	4,928,499

GS Mortgage-Backed Securities Trust Series 2021-MM1, Class A2(b)(c)(g)
9,944,876	2.500	04/25/52	7,270,251

GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c) (1 mo. USD Term SOFR + 0.454%)
221,655	5.779	12/25/34	194,560

GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(g)
50,275	4.242	06/25/34	47,749

Impac CMB Trust Series 2003-2F, Class A(f)
77,690	5.730	01/25/33	75,337

Impac CMB Trust Series 2004-4, Class 1A1(c)
(1 mo. USD Term SOFR + 0.754%)
91,568	6.079	09/25/34	89,646

Impac CMB Trust Series 2004-4, Class 2A2(f)
954,286	5.325	09/25/34	976,179

Impac Secured Assets CMN Owner Trust Series 2004-2, Class A6(f)
2	4.817	08/25/34	2

Imperial Fund Mortgage Trust Series 2022-NQM1, Class A1(b)(c)(g)
2,864,031	2.493	02/25/67	2,415,217

JP Morgan Mortgage Trust Series 2021-14, Class A3(b)(c)(g)
10,239,664	2.500	05/25/52	7,485,757

JP Morgan Mortgage Trust Series 2023-5, Class A2(b)(c)(g)
4,789,970	6.000	12/26/53	4,596,125

JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(g)
100,608	3.868	04/25/37	78,937

JPMorgan Mortgage Trust Series 2013-3, Class A3(b)(c)(g)
451,998	3.351	07/25/43	389,297

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

JPMorgan Mortgage Trust Series 2014-2, Class 1A1(b)(c)(g)
$ 389,974	3.000%	06/25/29	$367,989

JPMorgan Mortgage Trust Series 2017-3, Class 1A3(b)(c)(g)
949,160	3.500	08/25/47	811,509

JPMorgan Mortgage Trust Series 2017-4, Class A3(b)(c)(g)
99,516	3.500	11/25/48	85,672

JPMorgan Mortgage Trust Series 2017-6, Class A3(b)(c)(g)
439,029	3.500	12/25/48	372,562

JPMorgan Mortgage Trust Series 2021-10, Class A3(b)(c)(g)
2,526,260	2.500	12/25/51	1,846,835

JPMorgan Mortgage Trust Series 2021-7, Class A4(b)(c)(g)
3,778,628	2.500	11/25/51	3,106,398

Kiavi Issuer Trust Series 2022 SR1, Class A1A(b)(f)
5,500,000	6.000	09/25/25	5,324,000

MASTR Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(g)
126,752	5.357	07/25/33	119,215

MASTR Alternative Loan Trust Series 2004-4, Class 1A1
35,351	5.500	05/25/34	33,006

MASTR Alternative Loan Trust Series 2004-4, Class 8A1
346,697	6.500	05/25/34	326,150

Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(g)
48,449	5.814	03/25/33	41,501

Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(g)
319,652	5.084	11/25/35	179,716

Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
478,843	6.000	08/25/37	163,628

New Residential Mortgage Loan Trust Series 2017-6A, Class A1(b)(c)(g)
1,948,849	4.000	08/27/57	1,787,310

New Residential Mortgage Loan Trust Series 2021-INV1, Class A2(b)(c)(g)
4,253,029	2.500	06/25/51	3,109,198

OBX Trust Series 2019-EXP1, Class 1A3(b)(c)(g)
436,522	4.000	01/25/59	414,195

OBX Trust Series 2019-INV2, Class A5(b)(c)(g)
129,803	4.000	05/27/49	112,884

Oceanview Mortgage Trust Series 2021-3, Class A4(b)(c)(g)
3,891,994	2.500	06/25/51	3,203,819
Rate Mortgage Trust Series 2021-J1, Class A7(b)(c)(g)
4,173,965	2.500	07/25/51	3,373,148

RBSGC Mortgage Loan Trust Series 2007-B, Class 2A1(c)(g)
171,554	4.051	01/25/37	93,531

RBSGC Mortgage Loan Trust Series 2007-B, Class 3A1(c)(g)
3,018	5.622	01/25/37	2,804

The accompanying notes are an integral part of these financial statements.	23

THE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Residential Accredit Loans, Inc. Trust Series 2005-QS11, Class A2(c) (1 mo. USD Term SOFR + 0.614%)
$ 92,401	5.500%	07/25/35	$65,715

RFMSI Trust Series 2005-S7, Class A5
43,918	5.500	11/25/35	33,057

Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
1,781,579	3.000	07/25/56	1,616,729

Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,129,598

Sequoia Mortgage Trust Series 2004-10, Class A1A(c) (1 mo. USD Term SOFR + 0.734%)
140,930	6.074	11/20/34	125,914

Sequoia Mortgage Trust Series 2013-2, Class A1(c)(g)
455,631	1.874	02/25/43	359,490

Sequoia Mortgage Trust Series 2013-6, Class A1(c)(g)
984,147	2.500	05/25/43	788,054

Sequoia Mortgage Trust Series 2015-4, Class A1(b)(c)(g)
418,276	3.000	11/25/30	390,137

Sequoia Mortgage Trust Series 2016-3, Class A1(b)(c)(g)
511,378	3.500	11/25/46	426,117

Sequoia Mortgage Trust Series 2017-5, Class A1(b)(c)(g)
437,606	3.500	08/25/47	362,540

Sequoia Mortgage Trust Series 2017-6, Class A1(b)(c)(g)
1,037,721	3.500	09/25/47	901,582

Sequoia Mortgage Trust Series 2018-2, Class A1(b)(c)(g)
361,285	3.500	02/25/48	311,815

Shellpoint Co-Originator Trust Series 2017-2, Class A1(b)(c)(g)
560,748	3.500	10/25/47	474,623

Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(g)
82,158	6.043	10/25/34	75,024

Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(g)
14,956	6.627	04/25/34	14,675

Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-31A, Class 2A7(c)(g)
105,731	6.689	10/25/33	100,601

Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3(c)(g)
64,042	5.634	11/25/33	62,336

Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 6A(c)(g)
62,071	6.409	11/25/33	60,347

UWM Mortgage Trust Series 2021-INV4, Class A3(b)(c)(g)
10,533,436	2.500	12/25/51	7,700,521

Wells Fargo Mortgage Backed Securities Trust Series 2021-2, Class A1(b)(c)(g)
296,326	2.500	06/25/51	216,631

WinWater Mortgage Loan Trust Series 2015-5, Class A3(b)(c)(g)
1,025,356	3.500	08/20/45	862,822

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(b)(c)(g)
$ 695,687	3.500%	01/20/46	$582,524

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $147,894,427)			$118,571,144

Commercial Mortgage Obligations – 0.3%

Government National Mortgage Association REMICS Series 2013-68, Class B(c)(g)
601,979	2.500	08/16/43	559,829

LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(b)
575,433	2.579	03/10/49	558,733

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
1,954,471	2.739	04/15/48	1,949,074

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $3,142,644)			$3,067,636

Federal Agencies – 3.9%
Federal Home Loan Mortgage Corp.
28,415	7.000	05/01/26	28,769
7,285	7.500	12/01/30	7,538
12,088	7.500	01/01/31	12,313
27,415	7.000	08/01/31	28,254
335,092	5.000	05/01/33	319,979
(1 yr. CMT + 2.229%)
30,679	5.210(c)	05/01/34	30,991
(RFUCC 1 yr. + 1.783%)
36,963	4.033(c)	01/01/36	36,375
458,192	4.000	06/01/42	410,098
9,782,753	5.000	06/01/43	9,181,893
372,955	3.000	06/01/45	300,711
(RFUCC 1 yr. + 1.600%)
744,894	2.708(c)	07/01/45	712,756
4,532,836	3.500	08/01/52	3,825,465
Federal National Mortgage Association
280,591	2.500	05/01/28	255,899
(RFUCC 6 mo. + 1.413%)
11,568	4.663(c)	02/01/33	11,279
(RFUCC 1 yr. + 1.760%)
29,797	4.291(c)	02/01/35	29,369
(RFUCC 1 yr. + 1.597%)
86,654	6.338(c)	12/01/45	88,392
123,638	4.500	01/01/48	108,629
841,170	2.500	06/01/51	629,877
9,753,772	5.500	08/01/53	9,261,790
Government National Mortgage Association
2,788	7.500	08/20/25	2,786
15,334	7.500	07/20/26	15,369
7,786	6.500	04/15/31	7,901
52,464	6.500	05/15/31	53,224
648,944	2.500	06/20/31	585,745
4,958,578	5.000	07/20/52	4,617,403

24	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
Uniform Mortgage-Backed Security
$ 5,878	6.500%	10/01/28	$5,902
7,431	7.500	09/01/29	7,404
18,557	7.000	03/01/31	18,765
1,429	7.500	03/01/31	1,436
5,959	7.000	11/01/31	6,026
18,216	7.000	01/01/32	18,420
28,347	6.000	12/01/32	27,933
843,241	3.500	08/01/35	773,101
9,414,358	5.000	04/01/43	8,838,866
440,040	5.000	08/01/48	419,188

			40,679,846

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $194,373,664)			$162,318,626

U.S. Treasury Obligations – 15.5%

U.S. Treasury Bonds
$ 12,000,000	1.750%	08/15/41	$7,165,312
10,000,000	2.750	08/15/42	7,037,500
3,000,000	3.125	08/15/44	2,197,500
2,125,000	2.500	02/15/45	1,380,171
5,000,000	2.500	02/15/46	3,201,562
38,000,000	2.750	11/15/47	25,192,812
6,000,000	3.000	02/15/48	4,173,047
22,800,000	3.125	05/15/48	16,233,422
7,000,000	2.250	08/15/49	4,122,344

U.S. Treasury Inflation-Indexed Bonds
9,509,990	0.750	02/15/42	6,906,011

U.S. Treasury Inflation-Indexed Notes
6,354,200	0.375	01/15/27	5,906,986

U.S. Treasury Notes
6,000,000	2.875	05/31/25	5,790,000
5,000,000	1.500	08/15/26	4,557,422
2,000,000	2.250	02/15/27	1,842,031
6,380,000	0.625	05/15/30	4,869,984
5,000,000	1.375	11/15/31	3,846,094
18,000,000	2.875	05/15/32	15,479,297
14,000,000	2.750	08/15/32	11,870,469
10,000,000	4.125	11/15/32	9,441,797
23,000,000	3.375	05/15/33	20,387,344

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $193,028,771)			$161,601,105

Municipal Bond Obligations – 8.6%
Arizona(a) – 0.1%

Arizona Board of Regents Revenue Bonds Series 2023
$ 1,000,000	4.599%	07/01/31	$926,463

Arkansas(a) – 0.1%

City of Springdale Sales & Use Tax Revenue Revenue Bonds (Taxable-Refunding) Series 2023 BAM
1,000,000	5.160	08/01/32	960,673

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
California – 1.5%

Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(a)(h)
$ 5,000,000	0.000%	08/01/38	$2,457,852

California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
3,130,000	2.536	10/01/29	2,689,202

City of National City CA Pension Obligation Revenue (Taxable) Series 2021
3,820,000	2.649	11/01/31	3,035,291

Foothill-De Anza CA Community College District GO Bonds (Taxable–Election of 2006) Series E(a)
1,730,000	3.223	08/01/38	1,334,507

Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,056,610

Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414	08/01/27	3,383,749

			15,957,211

Connecticut – 0.3%

Connecticut State GO Bonds Unlimited (Taxable) Series A
3,500,000	3.743	09/15/25	3,397,305

Florida(a) – 0.3%

Florida Development Finance Corp. (Taxable-Refunding-Shands Jacksonville Medical Center Obligated Group) Series B AGM
1,800,000	3.223	02/01/32	1,426,701

Miami-Dade County FL Health Facilities Authority (Taxable-Refunding, Variety Children’s Hospital Obligated Group) Series 2021
1,500,000	2.520	08/01/31	1,163,010

			2,589,711

Idaho(a) – 0.5%

Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(b)
4,100,000	7.000	01/01/31	4,106,721

Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
1,500,000	3.120	09/01/24	1,469,559

			5,576,280

Illinois – 0.4%

Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
2,750,000	2.111	10/01/27	2,425,250

Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,017,928

Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,001,187

			4,444,365

The accompanying notes are an integral part of these financial statements.	25

THE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – 0.1%

Indiana University Revenue Bonds (Taxable-Refunding) Series B
$ 1,000,000	2.767%	06/01/37	$724,288

Kentucky – 1.0%

Kentucky Higher Education Student Loan Corp. (Taxable) Series A
4,500,000	2.685	06/01/31	3,475,275

Kentucky State Property & Buildings Commission Revenue Bonds (Taxable-Refunding) Series D
5,000,000	2.522	11/01/27	4,471,871

River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(a)
2,890,000	2.750	12/01/33	2,426,522

			10,373,668

Louisiana – 0.2%
City of New Orleans LA GO Bonds (Taxable-Refunding) Series 2021
2,085,000	2.054	09/01/28	1,783,139

Michigan – 0.3%

Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,668,229

Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	1,834,701

			3,502,930

Mississippi(a) – 0.2%

State of Mississippi GO (Taxable-Refunding-Bonds) Series 2020
3,000,000	1.282	11/01/28	2,492,665

Missouri(a) – 0.2%

Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	2,436,931

Nebraska – 0.3%

University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
3,750,000	2.175	10/01/26	3,441,263

New Jersey(a) – 0.4%

Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	3,653,982

New York(a) – 0.7%

New York State Dormitory Authority Revenue Bonds (Taxable-Refunding) Series B
2,700,000	3.229	03/15/30	2,389,820

New York State Thruway Authority Revenue Bonds (Taxable-Refunding) Series M
2,755,000	2.500	01/01/27	2,538,378

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
New York(a) – (continued)

New York State Urban Development Corp. Revenue Bonds Series 2019 B
$ 1,950,000	3.350%	03/15/26	$1,861,734

			6,789,932

Ohio – 0.6%

City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(a)
2,865,000	1.880	12/01/31	2,179,256

South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(h)
2,740,000	0.000	12/01/28	2,072,461

University of Cincinnati Revenue Bonds (Taxable-Refunding) Series B
3,000,000	1.775	06/01/29	2,486,374

			6,738,091

Oregon – 0.2%

Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(a)
495,000	4.220	06/30/30	455,486

Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,197,214

			1,652,700

Pennsylvania(a) – 0.4%

County of Allegheny PA GO (Taxable-Refunding-Bonds) Series C-79
1,650,000	0.973	11/01/25	1,514,749

State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,109,159

			4,623,908

Rhode Island – 0.2%

Rhode Island State Student Loan Authority Loan Revenue Bonds (Taxable) Series 1
2,000,000	2.530	12/01/25	1,862,458

Texas(a) – 0.4%

City of Houston TX GO Bonds (Taxable-Refunding) Series B
5,000,000	2.130	03/01/26	4,635,175

Washington(a) – 0.2%

Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,740,730

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $100,839,574)			$90,303,868

26	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debenture – 0.6%
Federal National Mortgage Association(a)
$ 6,400,000	0.420%	11/18/24	$6,067,465
(Cost $6,400,000)

Shares	Dividend Rate		Value

Investment Company – 1.3%
State Street Institutional US Government Money Market Fund–Premier Class
13,484,605 (Cost $13,484,605)	5.301%		$13,484,605

TOTAL INVESTMENTS – 99.5%
(Cost $1,207,742,377)			$1,038,414,684

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			5,399,172

NET ASSETS – 100.0%			$1,043,813,856

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(c)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2023.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Actual maturity date is September 15, 2115.

(f)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2023. Maturity date disclosed is the ultimate maturity.

(g)	Rate shown is that which is in effect on October 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(h)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
Q-SBLF	—Qualified School Bond Loan Fund
REMIC	—Real Estate Mortgage Investment Conduit
RFUCC	—RefinitiveUSD IBOR Consumer Cash Fallbacks 1 year
SOFR	—SecuredOvernight Financing Rate

PORTFOLIO COMPOSITION (unaudited)

	AS OF 10/31/23	AS OF 10/31/22

Corporate Obligations	41.5%	44.5%
Asset-Backed Securities	16.5	17.8
U.S. Treasury Obligations	15.5	11.4
Collateralized Mortgage Obligations	11.3	12.7
Municipal Bond Obligations	8.6	9.9
Federal Agencies	3.9	0.6
Investment Company	1.3	0.7
Agency Debentures	0.6	1.2
Commercial Mortgage Obligations	0.3	0.5

TOTAL INVESTMENTS	99.5%	99.3%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	27

THE SHORT-TERM GOVERNMENT FUND

Short-Term Government Fund Overview

We present you with the annual report for the Commerce Short-Term Government Fund for the one-year period ended October 31, 2023.

A conversation with Scott Colbert, Brent Schowe, and Wm. Michael Cody, Portfolio Managers of the Short-Term Government Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2023, the Fund returned a cumulative 2.34%, underperforming the Bloomberg 1-5 Year Government Bond Index (the “benchmark”) which returned 2.41% for the same period.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: The Fund’s shorter duration relative to that of the benchmark contributed to performance. The Federal Reserve (the “Fed”), however, increased the federal funds rate by 225 basis points over the period and drove Treasury yields up across the short end of the yield curve. The 5-year Treasury was volatile, touching a low of 3.30% in early May 2023 and climbing steadily to 4.85% by the end of October 2023. Overall, higher Treasury yields forced the prices of the Fund’s bond holdings lower.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: There were no significant adjustments made to the Fund’s portfolio during the period. We maintained a short duration by purchasing short treasury and agency bonds only.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Directing all inflows, maturities, and paydowns primarily to purchases of Treasury bills enhanced the Fund’s yield and held duration short as the Fed raised rates over the period.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Redemption requests concentrated the Fund’s holdings of mortgage-backed securities, which performed relatively poorly compared to other bond market sectors. The mortgage exposure also pulled the Fund’s duration closer to that of the benchmark.

THE SHORT-TERM GOVERNMENT FUND

Performance Summary

October 31, 2023 (Unaudited)

The following is performance information for The Short-Term Government Fund (“Short-Term Government Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Short-Term Government Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2013 through October 31, 2023.

Average Annual Total Return through October 31, 2023	One Year	Five Years	Ten Years

Short-Term Government Fund(a)	2.34%	0.25%	0.38%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Bloomberg 1-5 Year Government Bond Index is an unmanaged index comprised of U.S. Treasury and Agency securities with a minimum principal amount outstanding of $250 million and a final maturity of at least one year but no more than five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

October 31, 2023

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 63.9%
Collateralized Mortgage Obligations – 49.7%
Banc of America Funding Trust Series 2004-A, Class 1A3(a)(b)
$ 994	6.496%	09/20/34	$905

Banc of America Mortgage Trust Series 2003-J, Class 2A1(a)(b)
48,833	4.951	11/25/33	43,075

Barclays Mortgage Loan Trust Series 2021-NQM1, Class A1(a)(b)(c)
343,853	1.747	09/25/51	285,006

Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)(b)
11,268	5.660	11/25/34	9,959

BINOM Securitization Trust Series 2021-INV1, Class A1(a)(b)(c)
406,211	2.034	06/25/56	333,936

BRAVO Residential Funding Trust Series 2021-NQM1, Class A1(a)(b)(c)
187,732	0.941	02/25/49	162,845

BRAVO Residential Funding Trust Series 2021-NQM2, Class A1(a)(b)(c)
237,768	0.970	03/25/60	217,488

Bunker Hill Loan Depositary Trust Series 2020-1, Class A1(a)(b)(c)
115,551	1.724	02/25/55	109,350

Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class A1(a)(b)
13,839	4.658	09/25/34	11,910

CSMC Trust Series 2021-NQM5, Class A1(a)(b)(c)
321,313	0.938	05/25/66	243,359

Federal Home Loan Mortgage Corp. REMICS PAC Series 2022, Class PE
2,898	6.500	01/15/28	2,887

Federal Home Loan Mortgage Corp. REMICS PAC Series 2109, Class PE
9,902	6.000	12/15/28	9,844

Federal Home Loan Mortgage Corp. REMICS PAC Series 23, Class PK
29	6.000	11/25/23	29

Federal Home Loan Mortgage Corp. REMICS Series 3753, Class AS
141,601	3.500	11/15/25	138,098

Federal Home Loan Mortgage Corp. REMICS Series 3816, Class HA
330,766	3.500	11/15/25	322,132

Federal Home Loan Mortgage Corp. REMICS Series 4561, Class BA
190,817	3.500	09/15/42	185,201

Federal Home Loan Mortgage Corp. REMICS Series 4690, Class VK
52,956	3.500	09/15/28	52,701

Federal Home Loan Mortgage Corp. REMICS Series 5065, Class A
275,423	2.000	09/25/30	271,354

Federal Home Loan Mortgage Corp. REMICS Series 5131, Class MA
606,949	1.500	04/25/49	489,154

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Federal Home Loan Mortgage Corp. REMICS Series 5140, Class H
$ 847,193	2.000%	08/25/46	$684,497

Federal Home Loan Mortgage Corp. REMICS Series 5144, Class PC
852,740	1.500	09/25/51	670,801

Federal National Mortgage Association Grantor Trust Series 2011-T2, Class A1
406,973	2.500	08/25/51	356,973

Federal National Mortgage Association REMICS Series 2003-117, Class KB
186,182	6.000	12/25/33	184,766

Federal National Mortgage Association REMICS Series 2003-14, Class AP
6,373	4.000	03/25/33	6,215

Federal National Mortgage Association REMICS Series 2010-109, Class M
284,458	3.000	09/25/40	262,414

Federal National Mortgage Association REMICS Series 2011-146, Class NB
14,817	4.000	09/25/41	14,462

Federal National Mortgage Association REMICS Series 2012-100, Class WA
161,414	1.500	09/25/27	151,206

Federal National Mortgage Association REMICS Series 2012-110, Class CA
174,655	3.000	10/25/42	147,678

Federal National Mortgage Association REMICS Series 2012-118, Class EB
163,407	1.500	11/25/27	153,142

Federal National Mortgage Association REMICS Series 2013-112, Class G
83,365	2.125	07/25/40	79,218

Federal National Mortgage Association REMICS Series 2013-135, Class GA
187,993	3.000	07/25/32	182,553

Federal National Mortgage Association REMICS Series 2013-16, Class FY(a) (30 day USD SOFR Average + 0.464%)
894,427	5.785	03/25/43	850,120

Federal National Mortgage Association REMICS Series 2013-6, Class BE
143,186	2.000	12/25/42	136,276

Federal National Mortgage Association REMICS Series 2013-74, Class YA
157,271	3.000	05/25/42	145,693

Federal National Mortgage Association REMICS Series 2015-15, Class CA
335,070	3.500	04/25/35	311,728

Federal National Mortgage Association REMICS Series 2015-19, Class CA
100,129	3.500	01/25/43	96,013

30	The accompanying notes are an integral part of these financial statements.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Federal National Mortgage Association REMICS Series 2015-2, Class PA
$ 149,983	2.250%	03/25/44	$133,984

Federal National Mortgage Association REMICS Series 2016-104, Class BA
212,349	3.000	01/25/47	192,003

Federal National Mortgage Association REMICS Series 2016-24, Class TA
29,105	3.000	04/25/42	28,636

Federal National Mortgage Association REMICS Series 2016-53, Class BV
410,828	3.500	11/25/27	390,724

Federal National Mortgage Association REMICS Series 2016-96, Class A
258,201	1.750	12/25/46	220,984

Federal National Mortgage Association REMICS Series 2017-46, Class EA
76,309	3.500	12/25/50	74,304

Federal National Mortgage Association REMICS Series 2017-7, Class JA
159,742	2.000	02/25/47	124,393

Federal National Mortgage Association REMICS Series 2019-10, Class PT
235,242	3.500	03/25/49	211,248

Federal National Mortgage Association REMICS Series 2020-35, Class MA
300,130	2.000	12/25/43	266,038

Federal National Mortgage Association REMICS Series 2020-56, Class AH
563,265	2.000	05/25/45	498,942

Federal National Mortgage Association REMICS Series 2021-28, Class YG
673,859	2.000	03/25/47	549,989

Federal National Mortgage Association REMICS Series 2021-45, Class CB
489,026	2.000	02/25/44	433,797

Federal National Mortgage Association REMICS Series 2021-56, Class HE
563,636	1.250	09/25/51	443,817

GCAT Trust Series 2021-NQM6, Class A1(a)(b)(c)
373,901	1.855	08/25/66	310,511

Government National Mortgage Association REMICS Series 2009-65, Class AF
3,925	4.000	07/20/39	3,855

Government National Mortgage Association REMICS Series 2010-14, Class PA
3,533	3.000	02/20/40	3,411

Government National Mortgage Association REMICS Series 2012-13, Class EG
108,875	2.000	10/20/40	105,510

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

Government National Mortgage Association REMICS Series 2013-188, Class LE
$ 456,425	2.500%	11/16/43	$389,108

Government National Mortgage Association REMICS Series 2014-131, Class DM
60,030	3.000	02/20/44	56,389

Government National Mortgage Association REMICS Series 2015-65, Class BD
220,023	2.250	05/20/45	183,629

Government National Mortgage Association REMICS Series 2015-94, Class AT
194,461	2.250	07/16/45	161,059

Government National Mortgage Association REMICS Series 2019-11, Class MA
140,008	3.000	01/20/47	128,525

Government National Mortgage Association REMICS Series 2019-21, Class MA
254,193	3.500	09/20/47	232,122

GS Mortgage-Backed Securities Corp. Trust Series 2020-NQM1, Class A1(a)(b)(c)
382,184	1.017	07/25/61	311,908

GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1(a)(b)(c)
126,392	1.382	09/27/60	112,514

GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a) (1 mo. USD Term SOFR + 0.554%)
38,832	5.879	05/25/35	28,072

GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)(b)
143,309	3.977	01/25/36	126,835

Impac CMB Trust Series 2003-2F, Class A(d)
48,094	5.730	01/25/33	46,637

Impac CMB Trust Series 2003-8, Class 2A1(a) (1 mo. USD Term SOFR + 1.014%)
1,509	6.339	10/25/33	1,486

Impac CMB Trust Series 2004-7, Class 1A1(a) (1 mo. USD Term SOFR + 0.854%)
15,937	6.179	11/25/34	15,435

Impac CMB Trust Series 2005-2, Class 2A2(a) (1 mo. USD Term SOFR + 0.914%)
20,293	6.239	04/25/35	18,377

Impac Secured Assets Trust Series 2006-1, Class 2A1(a) (1 mo. USD Term SOFR + 0.814%)
76,858	6.139	05/25/36	66,758

IndyMac INDX Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)(b)
26,891	4.739	10/25/34	24,283

JPMorgan Mortgage Trust Series 2016-4, Class A3(a)(b)(c)
101,109	3.500	10/25/46	86,680

Lehman XS Trust Series 2005-7N, Class 1A1A(a) (1 mo. USD Term SOFR + 0.654%)
60,720	5.979	12/25/35	52,465

The accompanying notes are an integral part of these financial statements.	31

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)

MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)(b)
$ 25,070	5.453%	04/21/34	$23,413

MFA Trust Series 2021-INV2, Class A1(a)(b)(c)
816,758	1.906	11/25/56	660,418

MFA Trust Series 2021-NQM1, Class A1(a)(b)(c)
190,074	1.153	04/25/65	164,949

MFA Trust Series 2021-NQM2, Class A1(a)(b)(c)
241,250	1.029	11/25/64	191,677

MortgageIT Trust Series 2005-1, Class 1A1(a) (1 mo. USD Term SOFR + 0.754%)
132,951	6.079	02/25/35	125,322

MortgageIT Trust Series 2005-1, Class 1A2(a) (1 mo. USD Term SOFR + 0.894%)
114,358	6.219	02/25/35	108,018

New Residential Mortgage Loan Trust Series 2019-RPL3, Class A1(a)(b)(c)
519,066	2.750	07/25/59	477,710

Residential Accredit Loans, Inc. Trust Series 2004-QA4, Class NB21(a)(b)
9,067	5.117	09/25/34	8,264

Sequoia Mortgage Trust Series 2003-2, Class A1(a) (1 mo. USD Term SOFR + 0.774%)
12,790	6.114	06/20/33	12,203

Sequoia Mortgage Trust Series 2010, Class 1A(a) (1 mo. USD Term SOFR + 0.914%)
5,841	6.254	10/20/27	5,543

Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-31A, Class 2A7(a)(b)
95,917	6.689	10/25/33	91,263

Towd Point Mortgage Trust Series 2017-2, Class A1(a)(b)(c)
16,194	2.750	04/25/57	16,105

Vendee Mortgage Trust Series 1996-2, Class 1Z
13,512	6.750	06/15/26	13,578

Verus Securitization Trust Series 2021-2, Class A1(a)(b)(c)
310,930	1.031	02/25/66	254,902

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $17,756,786)			$15,510,781

Commercial Mortgage Obligations – 4.6%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K726 Class A2
$ 386,045	2.905%	04/25/24	$381,392

Government National Mortgage Association REMICS Series 2010-141, Class B
118,276	2.717	02/16/44	113,332

Government National Mortgage Association REMICS Series 2022-196, Class AB
442,078	3.250	04/16/54	392,713

Government National Mortgage Association REMICS Series 2022-199, Class A
615,868	3.250	02/16/54	549,578

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $1,470,813)			$1,437,015

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – 9.6%

Federal Home Loan Mortgage Corp.
$ 4,274	5.000%		05/01/27	$4,144
83,033	2.500		04/01/28	79,183

(RFUCC 1 yr. + 1.600%),
150,369	2.708	(a)	07/01/45	143,881

(RFUCC 1 yr. + 1.593%),
81,879	6.648	(a)	07/01/46	82,960

Federal National Mortgage Association
197,425	3.500		10/01/26	187,351
93,595	3.500		12/01/27	90,018
124,507	2.500		03/01/28	113,746
277,506	2.500		05/01/28	253,169
134,849	3.000		05/01/28	125,248
179,267	2.500		07/01/28	162,555
164,898	3.000		09/01/28	156,242
114,689	2.500		01/01/30	107,093
155,458	3.500		10/01/32	145,875
255,139	3.000		08/01/33	209,458

(RFUCC 1 yr. + 1.597%),
44,099	6.338	(a)	12/01/45	44,983

Government National Mortgage Association, (1 yr. CMT + 1.500%)
8	3.000	(a)	11/20/24	8
36	4.000	(a)	12/20/24	36
1,040	3.875	(a)	04/20/26	1,022
795	2.625	(a)	08/20/26	774
1,708	3.625	(a)	01/20/28	1,673

Uniform Mortgage-Backed Security
128,127	3.000		11/01/26	123,833
99,865	3.000		12/01/26	96,815
176,365	2.000		01/01/31	159,860
1,806	7.000		11/01/31	1,826
167,837	5.000		02/01/32	161,248
53,583	6.000		07/01/33	53,079
320,630	3.500		07/01/34	295,368
193,849	3.500		08/01/35	177,724

				2,979,172

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $22,513,228)				$19,926,968

U.S. Government Agency Obligations – 16.9%

Federal Farm Credit Banks Funding Corp.(e)
$ 600,000	2.920%		05/16/24	$591,512

Federal Home Loan Banks
700,000	4.875		09/13/24	696,162

Federal Home Loan Mortgage Corp.
700,000	2.350	(e)	03/25/25	670,842
1,000,000	0.375		07/21/25	922,698
750,000	5.250	(e)	11/28/25	747,355

Federal National Mortgage Association
1,000,000	0.625		04/22/25	935,006
750,000	0.500		06/17/25	695,550

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,508,276)				$5,259,125

32	The accompanying notes are an integral part of these financial statements.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 16.2%

U.S. Treasury Inflation-Indexed Notes
$ 1,315,660	0.625%	01/15/24	$1,303,737

U.S. Treasury Notes
50,000	0.250	05/15/24	48,617
700,000	0.375	08/15/24	672,574
1,000,000	1.500	11/30/24	958,945
750,000	2.125	11/30/24	724,190
950,000	1.000	12/15/24	904,875
200,000	1.125	02/28/25	189,328
300,000	1.250	11/30/26	269,109

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,248,961)			$5,071,375

Shares	Dividend Rate		Value

Investment Company – 1.6%
State Street Institutional US Government Money Market Fund – Premier Class
491,825	5.301%		$491,825
(Cost $491,825)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – 1.4%
Home Equity – 1.1%
Morgan Stanley ABS Capital I, Inc. Series 2002-HE3, Class A2 (1 mo. USD Term SOFR + 1.194%)
$ 181,384	6.519%	03/25/33	$177,325
Terwin Mortgage Trust Series 2004-7HE, Class A3(c) (1 mo. USD Term SOFR + 1.514%)
127,424	6.839	07/25/34	117,038
Terwin Mortgage Trust Series 2004-9HE, Class A1(c) (1 mo. USD Term SOFR + 0.914%)
40,121	6.239	09/25/34	36,267

			330,630

Other – 0.3%
Countrywide Asset-Backed Certificates Trust Series 2004-6, Class 2A4 (1 mo. USD Term SOFR + 1.014%)
111,391	6.339	11/25/34	103,433

TOTAL ASSET-BACKED SECURITIES
(Cost $419,587)			$434,063

TOTAL INVESTMENTS – 100.0%
(Cost $34,181,877)			$31,183,356

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%			(875)

NET ASSETS – 100.0%			$31,182,481

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2023.

(b)	Rate shown is that which is in effect on October 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2023. Maturity date disclosed is the ultimate maturity.

(e)	Security with “Call” features with resetting interest rates.

Investment Abbreviation:
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit
RFUCC	—Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	—Secured Overnight Financing Rate

PORTFOLIO COMPOSITION (unaudited)

	AS OF 10/31/23	AS OF 10/31/22

Collateralized Mortgage Obligations	49.7%	37.0%
U.S. Government Agency Obligations	16.9	9.3
U.S. Treasury Obligations	16.2	41.0
Federal Agencies	9.6	9.5
Commercial Mortage Obligations	4.6	0.3
Investment Company	1.6	2.1
Asset-Backed Securities	1.4	1.1

TOTAL INVESTMENTS	100.0%	100.3%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	33

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds Overview

We present you with the annual report for the Commerce National, Missouri, and Kansas Tax-Free Intermediate Bond Funds for the one-year period ended October 31, 2023.

A conversation with Brian Musielak, Portfolio Manager of the National, Missouri, and Kansas Tax-Free Intermediate Bond Funds.

Q: How did the Funds perform over the review period?

A: Over the one-year period ended October 31, 2023, the National Tax-Free Intermediate Bond Fund generated an annualized total return of 0.90%.

Over the one-year period ended October 31, 2023, the Missouri Tax-Free Intermediate Bond Fund generated an annualized total return of 0.70%.

Over the one-year period ended October 31, 2023, the Kansas Tax-Free Intermediate Bond Fund generated an annualized total return of 0.63%.

These returns compare to the 2.49% annualized total return of the Bloomberg 3-15 Year Blend Municipal Bond Index, (the Funds’ “benchmark”), for the same period.

Q: What were the material factors that affected the Funds’ performance relative to its benchmark during the reporting period?

A: Regarding the National Fund’s performance, our emphasis for much of the last 12-months has been higher up in credit quality while extending duration to a more neutral to slightly longer positioning. The average credit quality was in-line with the benchmark during the period, however, the emphasis on up in quality had a negative effect on the Fund’s performance during the period. Duration positioning also detracted on a relative basis over this time frame. Sector positioning was a detractor from returns. The relative underweight to the water/sewer sector helped the Fund’s returns, however, the underweight to the power and transportation sectors lagged. The Fund’s cash position helped. The relative overweight to the housing sector detracted while the overweight to the lease and the underweight to the higher education sectors were additive to

Fund returns. The overweight to the G.O. sector detracted

and overweight to the hospital sector enhanced returns. The underweights to the IDR/PCR and resource recovery sectors hindered relative performance during the last 12-months. Overall, curve positioning was a negative for the last 12-months. The relative outperformance of bonds eight years and longer was not enough to overcome the underperforming shorter exposures.

Regarding the Missouri Fund’s performance, our emphasis for much of the last 12-months has been higher up in credit quality while extending duration to a more neutral to slightly longer positioning. The average credit quality was in-line with the benchmark during the period, however, the emphasis on up in quality had a negative effect on the Fund’s performance during the period. Duration positioning also detracted on a relative basis over this time frame. Sector positioning was a detractor from returns. The relative underweight to the water/sewer sector helped the Fund’s returns, however, the underweight to the power and transportation sectors lagged. The Fund’s cash position helped. The relative overweight to the housing sector detracted while the overweight to the lease and the underweight to the higher education sectors were additive to Fund returns. The slight overweight to the G.O. sector detracted and neutral weight to the hospital sector helped returns. The underweights to the IDR/PCR and resource recovery sectors hindered relative performance during the last 12-months. Overall, curve positioning was a negative for the last 12-months. The relative outperformance of bonds eight years and longer was not enough to overcome the underperforming shorter exposures.

Regarding the Kansas Fund’s performance, our emphasis for much of the last 12-months has been higher up in credit quality while extending duration to a more neutral to slightly longer positioning. The average credit quality was in-line with the benchmark during the period, however, the emphasis on up in quality had a negative effect on the Fund’s performance during the period. Duration positioning also detracted on a relative basis over this time frame. Sector positioning was a detractor from returns. The relative underweight to the water/sewer sector helped the Fund’s returns, however, the underweight to the power and

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

transportation sectors lagged. The Fund’s cash position helped. The relative underweight to the housing and to the higher education sectors helped and the overweight to the lease sector was additive to Fund returns. The overweight to the G.O. sector detracted and overweight to the hospital sector helped returns. The underweights to the IDR/PCR and resource recovery sectors hindered relative performance during the last 12-months. Overall, curve positioning was a negative for the last 12-months. The relative outperformance of bonds eight years and longer was not enough to overcome the underperforming shorter exposures.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: Regarding each of the National, Missouri, and Kansas Tax-Free Intermediate Bond Funds, no significant adjustments were made to the Funds’ portfolios during the period. Our focus has shifted into more traditional tax-supported debt and some essential service revenue sectors where we have identified higher quality relative value opportunities. We continue to emphasize less credit risk due to the lack of additional yield for taking such risk. With the increase in longer-term yields, we are beginning to add some longer maturities to portfolios. We maintain our position in sectors such as housing, higher education, hospitals, and lease revenue bonds.

Q: Could you describe some specific strategies and holdings that enhanced returns during the period?

A: In the National Tax-Free Intermediate Bond Fund, the best performing bonds were Denver City & Cnty CO Sch Dist #1 3% due 12/01/2036, Omaha NE Public Facs Corp Lease Revenue 3% due 04/15/2035 , and Palos Park Vlg IL 3.5% due 12/01/2041.

In the Missouri Tax-Free Intermediate Bond Fund, the best performing bonds were Saint Louis MO Land Clearance Redev Auth Revenue Ref 2.125% due 04/01/2039, University City MO Muni Library Dist Cops 3% due 04/15/2042, and Joplin MO Schs 3% due 03/01/2035.

In the Kansas Tax-Free Intermediate Bond Fund, the best performing bonds were Kansas St Dev Fin Auth Revenue KS St Univ Aerospace & Technol 3.125% due 05/01/2050, Sumner Cnty KS Ser 2021-1 3% due 10/01/2035, and Miami Cnty KS Unif Sch Dist #416 Ref 3% due 09/01/2038.

Q: What were some examples of strategies and holdings that didn’t meet your expectations?

A: In the National Tax-Free Intermediate Bond Fund, the worst performing bonds were Louisiana St Corrnl Facs Corp Lease Revenue Louisiana Correctional Inst 4% due 10/01/2037, Pennsylvania St Econ Dev Fing Auth Upmc Revenue Ref 4% due 05/15/2041, and Rosendale Brandon WI Sch Dist Ref 4% due 04/01/2040.

In the Missouri Tax-Free Intermediate Bond Fund, the worst performing bonds were O’Fallon MO Fire Prot Dist 4% due 03/01/2042, Clay Cnty MO Public Sch Dist #53 Liberty 4% due 03/01/2042, and Andrew Cnty MO #R-III Sch Dist Lease Cops Savannah Ref 4% due 04/15/2043.

In the Kansas Tax-Free Intermediate Bond Fund, the worst performing bonds were Gtr Texoma TX Utility Auth Contract Revenue City of Sherman Proj 4% due 10/01/2042, Crawford Cnty KS Unif Sch Dist #250 4% due 09/01/2041, and Nemaha Cnty KS Unif Sch Dist #115 Ref 4% due 09/01/2048.

References to specific securities should not be construed as a recommendation or investment advice and securities referenced may no longer be held in a Fund’s portfolio.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2023 (Unaudited)

The following is performance information for The National Tax-Free Intermediate Bond Fund (“National Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

National Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2013 through October 31, 2023.

Average Annual Total Return through October 31, 2023	One Year	Five Years	Ten Years

National Tax-Free Intermediate Bond Fund(a)	0.90%	0.60%	1.42%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Bloomberg 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2023

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 98.2%
Alabama – 1.1%
Millbrook AL GO Bonds (Refunding) Series 2019 (AA-/NR)
$1,625,000	5.000%		09/01/25	$1,655,673

Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)(a)
2,255,000	5.000		12/01/31	2,260,835

				3,916,508

Alaska – 1.0%

Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (A+/NR)
1,000,000	4.000		10/01/24	998,085
1,000,000	5.000		10/01/25	1,016,985
1,000,000	5.000	(a)	10/01/28	1,033,871

Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (A+/NR)(a)
450,000	5.000		03/01/27	453,551

				3,502,492

Arizona(a) – 0.6%

Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)
2,285,000	4.000		11/01/39	1,972,274

Arkansas – 1.7%

Arkansas State Development Finance Authority State Agency Facilities Revenue Bonds (Department of Community Correction Project) Series 2018 (AA-/NR)(a)
980,000	4.000		11/01/31	951,358

City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
500,000	2.280		09/01/26	458,231
250,000	2.400	(a)	09/01/27	223,734

City of Forrest City AR Sales & Use Tax Revenue Bonds Series 2021 (A-/NR)
635,000	3.000		11/01/28	582,674
650,000	3.000		11/01/29	589,509
675,000	3.000	(a)	11/01/30	604,011
690,000	3.000	(a)	11/01/31	610,019

Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)(a)
500,000	5.000		10/01/31	515,007

National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)(a)
645,000	4.000		03/01/30	645,013
635,000	4.000		03/01/32	630,146

				5,809,702

California(b) – 0.1%

Corona-Norca CA Unified School District GO Bonds Series E (AA-/Aa3)
450,000	5.400		08/01/26	470,589

Colorado – 2.1%

Adams County CO Certificates of Participation Series 2021 (A/NR)(a)
550,000	4.000		12/01/36	498,140

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Colorado – (continued)

City & County of Denver Airport System Revenue Bonds (Refunding) Series D (AA-/Aa3)(a)
$ 500,000	5.750%	11/15/41	$530,080

Colorado State Board for Community Colleges & Occupational Educational System Revenue Bonds (Refunding-Arapahoe Community College - Castle Rock Collaboration Campus) Series A (NR/Aa3)(a)
450,000	4.000	11/01/31	442,802
850,000	4.000	11/01/32	831,761

Colorado State Health Facilities Authority Revenue Bonds Series A (A+/A1)(a)
1,770,000	5.000	12/01/44	1,678,660

Colorado State Health Facilities Authority Revenue Bonds Series A (A+/NR)
1,000,000	5.000	11/01/23	1,000,000

Colorado State Housing & Finance Authority Revenue Bonds (Taxable) Series C-1 (GNMA) (AAA/Aaa)
310,000	2.025	05/01/24	304,130
280,000	2.075	11/01/24	269,658
250,000	2.125	05/01/25	236,954
250,000	2.175	11/01/25	233,650

Denver City & County School District No. 1 GO Bonds Series 2021 (AA+/Aa1)(a)
410,000	3.000	12/01/36	333,522

South Suburban Park & Recreation District Certification of Participation Series 2021 (AA-/NR)(a)
1,175,000	4.000	12/15/41	1,016,180

			7,375,537

Connecticut – 1.4%

Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)(a)(c)
560,000	3.250	11/15/24	557,686
830,000	3.750	11/15/27	828,747

Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series B (AMT) (NR/Aa3)
330,000	5.000	11/15/27	334,305
450,000	5.000	11/15/28	456,993
450,000	5.000	11/15/29	456,649
385,000	5.000	11/15/30	390,451

Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)
330,000	1.860	11/15/24	316,266
530,000	1.900	05/15/25	498,083
765,000	1.950	11/15/25	708,060
500,000	2.090	05/15/26	456,384

			5,003,624

Florida – 2.7%

County of Broward FL Port Facilities Revenue Bond (Refunding) Series A (A/A1)
870,000	5.000	09/01/24	876,820

The accompanying notes are an integral part of these financial statements.	37

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Florida – (continued)

County of Broward FL Port Facilities Revenue Bond Series A (A/A1)
$ 620,000	5.000%		09/01/28	$650,446

Florida State Housing Finance Corp. Revenue Bonds Series 1 (GNMA/FNMA/FHLMC) (NR/Aaa)
535,000	2.000		07/01/27	490,512
495,000	2.050		01/01/28	449,974
515,000	2.100		07/01/28	483,337
520,000	2.125	(a)	01/01/29	488,232

Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000		06/01/24	725,210

South Broward Hospital District Hospital Revenue Bonds Series 2022 (AA/Aa3)(a)
1,755,000	3.000		05/01/37	1,390,326

Village Community Development District No 10 (Refunding) Series 2023 AGM (AA/NR)(a)
2,630,000	5.000		05/01/41	2,648,375
1,250,000	5.000		05/01/42	1,253,517

				9,456,749

Georgia – 2.0%

City of Atlanta Department of Aviation Revenue Bonds (Refunding) Series 2021 (NR/Aa3)(a)
2,000,000	4.000		07/01/38	1,863,220

Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,019,311

Gainesville & Hall County Hospital Authority Revenue Bond Series 2020 (A/NR)(a)
1,700,000	4.000		02/15/39	1,490,560

Milledgeville & Baldwin County Development Authority Revenue Bonds(Refunding) Series 2021 (A+/NR)
500,000	5.000		06/15/30	525,588
500,000	5.000		06/15/31	528,670
600,000	5.000	(a)	06/15/32	634,238
700,000	5.000	(a)	06/15/33	739,593

				6,801,180

Idaho(a) – 0.6%

County of Nez Perce ID Certification of Participation Series 2022 (NR/Aa3)
1,000,000	5.500		03/01/37	1,056,150

Idaho Housing & Finance Association (Refunding Garvee) Series A (NR/A2)
500,000	4.000		07/15/36	457,749
750,000	4.000		07/15/37	671,473

				2,185,372

Illinois – 12.0%

Champaign County IL Community Unit School District No. 4 GO Bonds (Refunding) Series 2019 (AA/Aa2)
630,000	4.000		06/01/28	629,909

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)

Cook County IL School District No. 63 East Maine GO Bonds (Refunding) Series 2019 (NR/Aa2)(a)
$1,460,000	4.000%		12/01/34	$1,400,689

Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,113,570

Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300		01/01/24	497,845

DuPage County School District No 62 Gower Series 2021 (NR/Aa2)
500,000	4.000		12/30/30	500,243

Elk Grove Village GO Bonds Series 2017 (AA+/NR)
530,000	3.000		01/01/24	528,430
550,000	3.000		01/01/25	539,753
1,140,000	5.000		01/01/26	1,164,509
525,000	5.000	(a)	01/01/28	542,894

Governors State University Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
805,000	4.000		10/01/34	749,329
855,000	4.000		10/01/36	771,433

Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series 2022 (AA-/NR)(a)
750,000	5.000		06/01/42	742,175

Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series A (AA-/NR)(a)
1,550,000	4.000		08/15/37	1,395,489

Illinois Finance Authority Revenue Bonds (Rush University Medical Center Obligated Group) Series A (A+/A1)
500,000	5.000		11/15/24	503,330

Kane County IL Forest Preservation District GO Bonds Series A (AA+/NR)(a)
1,695,000	3.000		12/15/26	1,623,537

Kendall Kane & Will Counties Community Unit School District No 308 GO Bonds Series 2022 (AA/A1)
1,035,000	5.000		02/01/24	1,037,086

Kendall Kane & Will Counties IL Community Unit School District No. 308 GO Bonds (Refunding) Series 2016 (NR/A1)
1,115,000	5.000		02/01/24	1,117,108
1,000,000	5.000		02/01/25	1,010,410

Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000		11/01/23	1,000,000

Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)(a)
2,450,000	4.000		01/01/33	2,394,985

Mount Prospect IL GO Bonds (Refunding) Series A (AA+/NR)(a)
1,000,000	3.000		12/01/28	948,123

Peoria County Community Unit School District No 323 GO Bonds (Refunding) Series 2022 (NR/Aa2)(a)
780,000	3.000		04/01/32	685,526
815,000	3.000		04/01/33	702,623

38	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)

Peoria IL GO Bonds (Refunding) Series B (A+/A2)
$1,205,000	5.000%	01/01/24	$1,206,175

Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000	12/15/34	476,754
515,000	4.000	12/15/35	490,548
535,000	4.000	12/15/36	499,248
555,000	4.000	12/15/37	507,671
580,000	4.000	12/15/38	523,370
600,000	4.000	12/15/39	530,698

Round Lake IL GO Bonds (Refunding) Series 2019 (NR/Aa2)
815,000	4.000	01/01/24	814,731
765,000	4.000	01/01/25	764,695

Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
845,000	4.000	12/01/23	844,845
685,000	4.000	12/01/24	684,744
735,000	4.000	12/01/25	734,866

Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100 (Refunding) Series 2021 BAM (AA/A1)(a)
860,000	4.000	12/01/38	766,143

University of Illinois Auxiliary Facilities System Revenue Bonds (Refunding) Series A (AA-/Aa2)(a)
2,000,000	4.000	04/01/33	1,875,309

Westchester Village of IL GO Bonds Series 2021 (BAM) (AA/A2)(a)
1,000,000	4.000	12/01/34	959,376
1,825,000	4.000	12/01/38	1,606,936

Whiteside & Lee Counties Community Unit School District No. 5 Sterling GO Bonds Series A (AA/A1)(a)
690,000	4.000	12/01/33	675,060
660,000	4.000	12/01/34	633,188

Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa3)
765,000	5.000	12/30/25	782,539
905,000	5.000	12/30/28	955,279
960,000	5.000	12/30/29	1,018,582

Woodford Lasalle Livingston Etc. Counties Community Unit School District GO Bonds Series A (AA/NR)(a)
650,000	4.000	12/01/30	644,672
700,000	4.000	12/01/31	690,917
700,000	4.000	12/01/32	687,210
725,000	4.000	12/01/33	708,140

			41,680,692

Indiana – 9.7%

Brownsburg 1999 School Building Corp. Revenue Bonds Refunding Notes Series 2022 (AA+/NR)(a)
1,150,000	5.000	01/15/42	1,160,828

Carmel IN Local Public Improvement Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,810,000	4.000	01/15/34	1,740,418

Carmel Redevelopment Authority Revenue Bonds Series 2022 (AA/NR)(a)
3,000,000	3.000	07/15/40	2,253,132

City of Bloomington IN Revenue Bonds Series 2022 (AA-/NR)(a)
1,365,000	4.000	07/01/34	1,303,829

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)

Fort Wayne Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 (NR/Aa3)(a)
$1,935,000	4.000%		12/15/36	$1,759,671

Greater Clark In Building Corp. Revenue bonds (1st Mortgage) Series 2018 (AA+/NR)(a)
1,000,000	4.000		07/15/32	973,279

Griffith Redevelopment Authority Revenue Bonds(Refunding) Series A (A+/NR)(a)
585,000	3.000		07/15/33	503,372

Griffith Redevelopment Authority Revenue Bonds(Refunding) Series B (A+/NR)(a)
565,000	3.000		07/15/32	491,796
585,000	3.000		07/15/33	503,372

Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000		02/01/25	540,385
425,000	5.000		02/01/27	425,424
700,000	5.000		02/01/28	700,803
600,000	5.000		02/01/29	600,716

Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000		02/01/28	815,225

Indiana State Finance Authority Revenue Bond (Refunding-Marion Hospital, Inc. Obligated Group) Series 2021 (A/NR)
830,000	4.000		07/01/31	763,930
700,000	4.000	(a)	07/01/32	633,940
700,000	4.000	(a)	07/01/36	606,144

IPS Multi-School Building Corp. Revenue Bonds Series 2022 (Social Bonds) (AA+/NR)(a)
1,200,000	5.250		07/15/40	1,244,192
1,685,000	5.500		07/15/40	1,777,290

Jefferson County Jail Building Corp Revenue Bonds Series 2021 (BAM) (AA/NR)(a)
1,955,000	4.000		07/15/33	1,895,655

Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000		07/15/24	1,004,382

Martinsville Redevelopment Authority Series 2021 BAM (AA/NR)(a)
565,000	3.000		08/01/33	480,750
400,000	3.000		08/01/35	329,050
700,000	3.000		08/01/37	544,866

Noblesville Redevelopment Authority Revenue Bonds (Pleasant street Project) Series 2022 (AA/NR)(a)
1,000,000	4.750		07/15/45	952,008

Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
1,000,000	4.000		01/15/26	1,000,656

Shelbyville IN Redevelopment Authority Series 2021 (A+/NR)(a)
885,000	3.000		08/01/29	800,808
910,000	3.000		08/01/30	814,783
940,000	3.000		08/01/31	830,441
485,000	4.000		08/01/32	476,733

The accompanying notes are an integral part of these financial statements.	39

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)

Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
$ 500,000	5.000%		07/15/31	$517,148
500,000	5.000		07/15/32	517,309

Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (AA+/NR)(a)
1,000,000	5.000		01/15/31	1,020,275
750,000	5.000		07/15/31	765,048

Whitestown Redevelopment Authority Revenue Bonds (Refunding) Series B (AA+/NR)(a)
1,625,000	3.000		08/01/33	1,418,530
1,670,000	3.000		08/01/34	1,441,460

				33,607,648

Iowa – 0.5%

County of Woodbury IA GO Bonds Series 2021 (NR/Aa3)
620,000	4.000		06/01/25	620,801
525,000	3.000	(a)	06/01/31	467,811
555,000	3.000	(a)	06/01/32	482,028

				1,570,640

Kansas(a) – 0.8%

Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa3)(c)
700,000	4.000		09/01/33	702,937

Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(c)
1,015,000	5.000		09/01/30	1,036,141

Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)
1,000,000	5.000		09/01/31	1,048,839

				2,787,917

Kentucky – 4.6%

Appalachian Regional Healthcare Obligated Group Revenue Bonds (Refunding) Series 2021 (A/NR)
1,695,000	5.000		07/01/30	1,734,548
855,000	5.000		07/01/31	877,089
1,275,000	5.000	(a)	07/01/32	1,302,925

Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000		08/01/26	1,010,832

Bullitt County School District Finance Corp. Revenue Bonds Series 2023 (NR/A1)(a)
1,925,000	4.125		03/01/39	1,649,284

Eastern Kentucky University Revenue Bonds Series A (AA/A1)(a)
1,830,000	4.000		04/01/40	1,612,918

Kentucky State Property & Building Commission Revenue Bonds (Project No. 112) Series B (A/A1)(a)
400,000	5.000		11/01/27	410,031

Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/A1)
1,000,000	5.000		05/01/26	1,026,092
750,000	5.000	(a)	05/01/28	774,108
915,000	5.000	(a)	05/01/29	943,616

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kentucky – (continued)

Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series D (NR/A1)
$ 750,000	5.000%		05/01/27	$775,802

Kentucky State Property & Building Commission Series 2018 (AA/A1)
885,000	5.000		04/01/28	925,245

Kentucky State Property & Building Commission Series A (AA/A1)
960,000	5.000		02/01/26	983,616

Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
690,000	5.000		06/01/24	693,666

Owensboro KY GO Bonds Series A (NR/A1)(a)
1,200,000	5.000		05/01/25	1,200,642

				15,920,414

Louisiana – 2.8%

City of Lafayette LA Communications System Revenue Bonds (Refunding) Series A (AA/A2)
830,000	4.000		11/01/28	828,927
860,000	3.000		11/01/29	788,079
890,000	3.000		11/01/30	802,426

Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
510,000	3.000		03/01/24	507,660
530,000	4.000		03/01/25	530,398
550,000	4.000		03/01/26	550,374
570,000	4.000		03/01/27	571,053
450,000	4.000	(a)	03/01/28	449,539

Louisiana Correctional Facilities Corp. Revenue Bonds (Louisiana Correctional Institute) Series 2023 (A+/NR)(a)
695,000	5.000		10/01/35	717,827
545,000	5.000		10/01/36	556,691
1,000,000	4.000		10/01/37	876,020

Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Bossier Parishes Port Project) Series 2023 AGM (AA/NR)(a)
800,000	5.000		04/01/48	775,831

Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (A/A3)(a)
800,000	5.000		05/15/30	806,571

St. Tammany LA Parish Wide School District No 12 GO Bonds (Refunding) Series 2017 (AA/NR)(a)
980,000	4.000		03/01/28	978,996

				9,740,392

Maine – 2.4%

Maine Health & Higher Educational Facilities Authority Revenue Bonds Series 2020 A (A+/A1)(a)
1,150,000	4.000		07/01/37	1,040,171

Maine Municipal Bond Bank Revenue Bonds Series A (AA+/Aa2)(a)
1,000,000	3.000		11/01/37	784,189

Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
115,000	5.000		07/01/24	115,079

40	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Maine – (continued)

Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
$1,300,000	1.950%		11/15/24	$1,268,279
835,000	2.050		11/15/25	797,778
1,000,000	2.100		11/15/26	935,853

Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a)
840,000	2.150		11/15/29	733,587
870,000	2.250		11/15/30	744,464
905,000	2.350		11/15/31	745,590

Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (A-/Baa1)
470,000	5.000		01/01/24	470,599
215,000	5.000	(a)	01/01/34	216,571
330,000	5.000	(a)	01/01/35	331,048

				8,183,208

Massachusetts(a) – 0.4%

Massachusetts Housing Finance Agency Revenue Bonds Series 2021 (AA+/Aa1)
960,000	1.850		06/01/32	712,797
710,000	1.900		12/01/32	520,485

				1,233,282

Michigan – 4.5%

Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA/NR)
730,000	5.000		05/01/24	734,076

Grand Blanc Community Schools (Taxable-Refunding) Series 2021 (Q-SBLF) (AA/NR)
500,000	2.000		05/01/25	475,298
1,475,000	2.000		11/01/25	1,381,634
500,000	2.000		05/01/26	461,399
1,875,000	2.000		11/01/26	1,705,503

Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000		07/01/30	459,747
495,000	5.000		07/01/32	510,053

Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000		07/01/31	392,321

Hazel Park School District GO Bonds (Refunding) Series 2022 (AA/NR)
1,135,000	4.000		05/01/24	1,134,870

Ingham County Building Authority Revenue Bonds (Justice Complex Project) Series 2020 (AA/NR)(a)
1,485,000	2.000		05/01/31	1,186,149

Jackson College MI GO Bonds (Refunding) Series 2016 (NR/Aa2)
940,000	3.000		05/01/25	919,145

Kalamazoo MI Public Schools GO Bonds Series 2018 (NR/A1)(a)
2,370,000	4.000		05/01/31	2,345,909

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)

Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)(c)
$ 750,000	5.000%		05/01/26	$763,363

Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA+/NR)
500,000	2.816		04/01/25	480,750

Michigan State Housing Development Authority Revenue Bonds Series A (AA+/NR)
400,000	2.150		04/01/25	387,380
470,000	2.550	(a)	04/01/28	431,922
410,000	2.600	(a)	10/01/28	373,759

Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	752,201

Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	644,749

				15,540,228

Minnesota – 0.1%

Minnesota State Housing & Finance Agency Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AA+/Aa1)
230,000	1.700		07/01/26	213,126

Mississippi – 1.7%

Mississippi Development Bank Revenue Bonds (Meridian Public School) Series 2023 BAM (AA/A2)(a)
1,500,000	4.000		04/01/37	1,357,342

Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/WR)(a)
300,000	5.000		11/01/29	290,750
400,000	5.000		11/01/30	386,070
500,000	5.000		11/01/31	476,598
400,000	5.000		11/01/32	379,707

Mississippi State Gaming Tax Revenue Bonds Series 2015-E (A-/A3)
1,055,000	5.000		10/15/25	1,070,332

Mississippi State Home Corp. Revenue Bonds Series 2022 (NR/Aaa)
720,000	1.800		06/01/30	592,765
690,000	1.850		12/01/30	563,714
1,000,000	1.950	(a)	06/01/31	815,708

				5,932,986

Missouri – 1.0%

City of Missouri Development Finance Board Revenue Bonds (Refunding) Series 2021 (A-/NR)
850,000	4.000		04/01/28	843,578
1,825,000	4.000		04/01/29	1,803,098
810,000	4.000		04/01/30	788,730

				3,435,406

The accompanying notes are an integral part of these financial statements.	41

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Nebraska(a) – 0.2%

Citry of Omaha Public Facilities Corp.Revenue Bonds Series A (AA+/Aa2)
$ 860,000	3.000%		04/15/34	$730,256

Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)
35,000	3.000		05/15/46	23,341

				753,597

New Jersey – 1.8%

County of Union NJ GO Bonds Series 2016 (AA+/Aaa)(a)
600,000	2.000		03/01/27	545,921

Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
705,000	4.000		06/15/26	707,883
500,000	4.000		06/15/27	504,032
500,000	4.000	(a)	06/15/28	503,581
760,000	4.000	(a)	06/15/29	764,033

New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
340,000	3.150		06/15/25	334,653

Township of Washington NJ/Gloucester County GO Bonds Series 2021 (NR/Aa2)(a)
1,000,000	2.000		05/15/33	765,217

Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA/NR)
690,000	4.000		12/01/26	693,835
705,000	4.000		12/01/27	710,268
730,000	4.000	(a)	12/01/28	732,588

				6,262,011

New Mexico – 1.4%

Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)(a)
845,000	4.000		06/01/29	841,900
500,000	4.000		06/01/30	497,604
500,000	4.000		06/01/33	489,319

New Mexico State Mortgage Finance Authority Revenue Bonds Series A (NR/Aaa)
775,000	1.900		03/01/31	632,543
520,000	2.050	(a)	03/01/32	428,490
585,000	2.100	(a)	09/01/32	460,678

University of New Mexico NM Revenue Bonds (Refunding & Improvement-Subordinate Lien) Series A (AA-/Aa3)(a)
1,685,000	2.250		06/01/27	1,543,506

				4,894,040

New York(a) – 1.6%

Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)
500,000	5.000		06/01/29	501,699

New York State Dormitory Authority Revenue Bonds (Refunding) Series A (AA+/NR)
3,180,000	4.000		03/15/38	2,898,847

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
New York(a) – (continued)

Upper Mohawk Valley Memorial Auditorium Authority Revenue Bonds (Refunding) Series 2021 (A+/NR)
$ 890,000	2.700%	12/01/32	$690,181
915,000	2.850	12/01/33	700,336
940,000	3.000	12/01/34	712,189

			5,503,252

North Carolina(a) – 0.4%

County of Hoke NC Revenue Bonds(Refunding) Series 2021 (A+/Aa3)
865,000	3.000	06/01/35	726,215

North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)
610,000	3.200	01/01/29	574,466

			1,300,681

Ohio – 6.5%

Akron OH Certificates of Participation (District Energy Project) Series 2018 (A/NR)(a)
885,000	4.000	12/01/29	875,055
960,000	4.000	12/01/31	945,436

Akron OH GO Bonds (Refunding) (A+/NR)(a)
545,000	5.000	12/01/26	550,642

City of Akron OH Income Tax Revenue Bonds (Refunding) Series 2022 (AA-/NR)(a)
1,000,000	4.000	12/01/32	980,251
1,000,000	4.000	12/01/33	970,562

City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/Aa3)
995,000	4.000	12/01/25	997,776
935,000	5.000	12/01/27	978,457

City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/NR)
100,000	4.000	12/01/25	100,101
110,000	5.000	12/01/27	114,943

Cuyahoga Metropolitan Housing Authority Revenue Bonds Series 2021 (A+/NR)(a)
2,500,000	2.000	12/01/31	2,077,747

Dayton City School District Certificates of Participation Series 2021 (NR/A3)(a)
610,000	4.000	12/01/30	602,693
660,000	3.000	12/01/32	572,312
675,000	3.000	12/01/33	580,927

Dayton-Montgomery County Port Authority Revenue Bonds Series 2021 (A-/NR)
430,000	2.000	11/15/31	336,455

Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/Aa2)
765,000	5.000	10/01/27	798,963

Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000	12/01/26	626,861
500,000	4.000	12/01/29	481,637

42	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)

Maumee City School District GO Bonds (Refunding) Series B (AA-/NR)
$1,155,000	4.000%		12/01/31	$1,149,608

Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa3)(a)
725,000	4.000		12/01/34	706,912
2,245,000	4.000		12/01/36	2,033,531
2,170,000	4.000		12/01/37	1,923,993

Ohio State Hospital Refunding Revenue Bonds (Cleveland Clinic Health System Obligated Group) Series A (AA/Aa2)
1,000,000	5.000		01/01/24	1,001,506

Toledo-Lucas County Port Authority Revenue Bonds Series 2021 (A-/NR)
430,000	2.000		11/15/31	338,064

Triway Local School District COPS Certificates of Participation Series 2021 BAM (AA/NR)(a)
1,000,000	4.000		12/01/30	974,338
1,060,000	4.000		12/01/31	1,023,858

University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A2)(a)
700,000	4.000		06/01/36	641,700

				22,384,328

Oklahoma – 2.2%

Bryan County School Finance Authority Revenue Bonds Series 2020 (A/NR)
895,000	4.000		09/01/24	894,131

Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,338,880
1,770,000	4.000	(a)	12/01/30	1,705,947

McClain County Economic Development Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)(a)
2,000,000	4.000		09/01/36	1,820,660

Oklahoma State Capitol Improvement Authority Facility Revenue Bonds (Department of Correction) Series D (AA-/NR)(a)
2,000,000	4.000		07/01/38	1,792,230

				7,551,848

Oregon(a) – 0.3%

State of Oregon Housing & Community Services Department Revenue Bonds Series A (NR/Aa2)
1,315,000	3.375		01/01/34	1,139,297

Pennsylvania – 10.6%

Berwick Area School District GO Bonds Series 2021 (AA/NR)(a)
345,000	3.000		11/15/34	284,872
685,000	3.000		11/15/35	558,975
720,000	3.000		11/15/36	571,801

Brandywine Heights PA Area School District GO Bonds (Refunding) Series A (AA-/NR)
1,650,000	5.000		02/01/26	1,685,948

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)

Bucks County Technical School Authority Revenue Bonds Series 2022 (AA/A1)(a)
$ 455,000	4.000%	02/15/33	$445,813
685,000	4.000	02/15/36	647,648

Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000	11/15/26	1,023,736

Easton Area School District Revenue Bonds Series 2021 (NR/Aa2)(a)
1,100,000	4.000	04/01/33	1,085,437

Gateway School District Alleghany County GO Bonds Series 2021 (AA/A1)(a)
795,000	3.000	10/15/35	642,604

Gateway School District Alleghany County GO Bonds Series 2021 (BAM) (AA/A1)(a)
1,000,000	3.000	10/15/34	826,496

Hamburg Area School District PA Series 2021 (AA-/NR)(a)
1,400,000	3.000	04/01/35	1,176,677

Pennsylvania Economic Development Financing Authority Revenue Bonds Series 2020 (A/A2)(a)
3,145,000	4.000	04/15/38	2,780,566

Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (A/Aa2)
500,000	5.000	06/01/26	504,596
525,000	5.000	06/01/27	529,228
525,000	5.000	06/01/28	529,404
535,000	5.000	06/01/29	541,095
425,000	5.000	06/01/30	430,254

Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2020 (A/A2)
1,250,000	2.082	03/01/24	1,234,926

Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2023 (A/A2)(a)
1,000,000	4.000	05/15/40	861,187
1,000,000	4.000	05/15/41	851,913

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds Series 2022 (AA/Aa3)(a)
475,000	4.000	08/15/42	408,841

Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa1)(a)
795,000	2.100	10/01/30	657,044

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/Aa3)
335,000	2.355	12/01/26	305,508
400,000	2.533	12/01/27	357,470
350,000	2.633	12/01/29	297,568

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/Aa3)(a)
3,000,000	5.000	12/01/35	3,117,387

The accompanying notes are an integral part of these financial statements.	43

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (AA-/Aa3)(a)
$ 500,000	5.000%		12/01/26	$506,169

Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000		09/01/36	920,109

Pittsburgh Water & Sewer Authority Revenue Bonds Series A (AA/A1)(a)
800,000	5.000		09/01/40	826,110
1,750,000	5.000		09/01/41	1,802,366

Shikellamy School District PA GO Bonds Series 2020 (AA/NR)(a)
1,945,000	2.000		09/01/28	1,687,069
1,610,000	2.000		09/01/29	1,354,705

Southcentral PA General Authority Revenue Bond Series TT2 (A-/NR)
225,000	5.000		05/01/28	231,048
225,000	5.000		05/01/29	232,281
400,000	5.000		05/01/30	414,630
375,000	5.000		05/01/31	390,354
325,000	4.000	(a)	05/01/32	295,423
325,000	4.000	(a)	05/01/33	292,968
300,000	4.000	(a)	05/01/34	269,245

Wayne County PA Hospital & Health Facilities Authority Revenue Bonds (Memorial Hospital Project) Series A (CNTY-GTD) (A/NR)
550,000	4.000		07/01/25	548,911
520,000	4.000		07/01/27	520,228
400,000	5.000	(a)	07/01/28	408,060
500,000	4.000	(a)	07/01/33	461,055

Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,006,909

Wilson PA School District GO Bonds Series A (AA/NR)
650,000	4.000		05/15/26	652,794
840,000	4.000	(a)	05/15/27	843,854

York PA GO Bonds (Refunding) Series A (NR/NR)
640,000	5.000		11/15/26	635,919

				36,657,201

Rhode Island(a) – 1.3%

Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)
760,000	4.000		11/01/32	761,025
980,000	4.000		11/01/33	978,338

Rhode Island State & Providence Plantations Lease Certificates of Participation (Refunding) (School Deafening Project) Series D (AA-/Aa3)
1,000,000	5.000		04/01/29	1,033,385

Rhode Island State Housing and Mortgage Finance Corp Revenue Bonds Series 2022 (AA+/Aa1)
2,025,000	2.100		04/01/32	1,609,329

				4,382,077

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
South Carolina – 0.6%

City of North Charleston SC Noisette Community Redevelopment Project Area Series 2022 (AA-/NR)(a)
$1,130,000	4.000%		10/01/36	$1,068,374

Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,009,035
				2,077,409

South Dakota – 0.7%

County of Clay SD G0 Bonds Series 2023 (NR/Aa3)(a)
1,000,000	5.000		12/01/38	1,025,757

South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
30,000	2.700		05/01/25	28,991

South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
825,000	5.000		09/01/24	830,392
605,000	5.000		09/01/25	612,149

				2,497,289

Tennessee – 1.8%

Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/A3)
500,000	5.000		07/01/28	511,860
600,000	5.000	(a)	07/01/29	611,364
500,000	5.000	(a)	07/01/30	508,727

Johnson City Health & Educational Facilities Board Revenue Bonds Series 2023 B (A-/NR)
4,155,000	5.000		07/01/33	4,323,707

Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
125,000	4.050		01/01/38	124,495

				6,080,153

Texas – 9.5%

Arlington Higher Education Finance Corp. Revenue Bonds (Trinity Basin Preparatory, Inc.) Series 2023 (PSF-GTD) (AAA/NR)(a)
1,200,000	5.000		08/15/39	1,227,189
1,000,000	5.000		08/15/40	1,018,289

Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000		08/15/30	967,058
1,000,000	4.000		08/15/31	956,870

Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (PSF-GTD) (AAA/NR)
725,000	5.000		08/15/25	735,844

Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
540,000	4.000		12/01/30	521,420
485,000	4.000		12/01/32	458,765

44	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)

Arlington TX Higher Education Finance Corp. Revenue Bonds Series A (PSF-GTD) (AAA/NR)(a)
$1,075,000	3.000%		08/15/33	$908,152
1,000,000	4.000		08/15/34	939,444
1,000,000	4.000		08/15/35	928,562

Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa2)(a)
430,000	5.000		09/01/27	436,613
980,000	5.000		09/01/28	995,559

City of Atlanta Department of Aviation Revenue Bonds Series 2022 (A+/A1)
1,250,000	5.000		11/15/32	1,280,074

City of Brownsville TX Utilities System Revenue Bonds (Refunding) Series 2022 (AA/NR)(a)
500,000	5.000		09/01/42	501,300

City of Bryan TX Electric System Revenue Bonds (Refunding) Series 2021 (A+/NR)(a)
960,000	4.000		07/01/31	944,265

City of Houston TX Airport System Revenue Bonds Series 2021 (NR/A1)
1,000,000	5.000		07/01/29	1,021,859
900,000	5.000		07/01/30	919,962
1,200,000	5.000		07/01/31	1,229,443

Dallas Fort Worth International Airport Revenue Bonds Refunding Series 2023 B (A1)(a)
1,000,000	5.000		11/01/39	1,024,717

Greater Texoma Utility Authority Revenue Bonds (City Of Sherman Project) Series 2022 (AA/NR)(a)
2,515,000	4.000		10/01/39	2,185,685

Greenville TX Electric System Revenue Bonds Series 2022 (AA/NR)(a)
1,000,000	5.000		02/15/47	946,151

Harris County Municipal Utility District No 105 GO Bonds (Refunding) Series 2022 (AA/NR)
905,000	4.000		03/01/32	878,468
970,000	4.000	(a)	03/01/33	933,720
1,015,000	4.000	(a)	03/01/34	974,800

Hutto Independent School District GO Series 2023 (PSF-GTD) (AAA/Aaa)(a)
1,000,000	5.000		08/01/40	1,035,593

Katy TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (AAA/Aaa)
300,000	5.000		02/15/25	304,728

Kyle TX GO Bonds Series 2022 (AA/NR)(a)
1,500,000	4.000		08/15/37	1,343,181
1,500,000	4.000		08/15/38	1,322,790

Laredo TX GO Bonds Series 2022 (AA/Aa2)(a)
1,740,000	5.000		02/15/40	1,779,333

McGregor TX Independent School District GO Bonds (Capital Appreciation) Series 2001 (PSF-GTD) (AAA/NR)(d)
465,000	0.000		02/15/25	437,529

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)

North Fort Bend Water Authority Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
$1,350,000	4.000%	12/15/32	$1,331,051

Round Rock Transportation & Economic Development Corp. (Taxable) Series 2021 BAM (AA/NR)
910,000	1.250	08/15/26	811,997

Wichita Falls TX GO Bonds Series A (AA/Aa2)(a)
880,000	4.000	09/01/31	858,251
870,000	4.000	09/01/32	842,921

			33,001,583

Utah – 0.4%

Salt Lake City UT Airport Revenue Bonds Series A (A+/A2)
1,000,000	5.000	07/01/26	1,011,870

Salt Lake City UT Airport Revenue Bonds Series B (A+/A2)(a)
500,000	5.000	07/01/34	505,622

			1,517,492

Vermont – 0.9%

Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
400,000	5.000	06/15/25	401,691
400,000	5.000	06/15/26	403,954
780,000	5.000	06/15/27	792,108

Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AAA/NR)
300,000	5.000	06/15/24	300,879

Vermont Student Assistance Corp Revenue Bonds Series 2021 (A/NR)
400,000	5.000	06/15/29	402,989
455,000	5.000	06/15/30	457,308
475,000	5.000	06/15/31	476,019

			3,234,948

Washington(a) – 1.0%

Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A+/A1)
900,000	3.600	06/01/26	868,429

Port of Seattle WA Special Facilities Revenue Bonds Series 2017 (AA-/A1)
1,500,000	5.000	05/01/37	1,504,651

Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (A+/WR)
495,000	5.000	08/15/27	498,385

Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (A/A2)
150,000	5.000	10/01/30	151,376

Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
290,000	3.450	12/01/30	282,460

			3,305,301

The accompanying notes are an integral part of these financial statements.	45

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Wisconsin(a) – 3.2%

City of Milwaukee WI GO Bonds (Refunding) Series 2022 (AA/NR)
$2,000,000	5.000%	04/01/35	$2,074,681

City of Milwaukee WI GO Bonds Series 2020 (AA/NR)
2,580,000	4.000	04/01/35	2,364,573

Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR)
520,000	4.000	03/01/30	520,399
765,000	4.000	03/01/31	764,187
540,000	4.000	03/01/32	533,250

Rosendale-Brandon School District GO Bonds (Refunding) Series 2023 AGM (AA/NR)
2,260,000	4.000	04/01/40	1,971,978

Tomorrow River School District GO Bonds Series 2022 (AA/NR)
1,910,000	4.000	03/15/41	1,685,997

Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawaii Pacific Health Obligated Group) Series A (NR/A1)
1,170,000	4.082	07/01/29	1,075,506

			10,990,571

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $376,286,858)			$339,873,044

Shares	Dividend Rate	Value

Investment Company – 0.7%
State Street Institutional US Government Money Market Fund - Premier Class
2,452,504	5.301%	$2,452,504
(Cost $2,452,504)

TOTAL INVESTMENTS – 98.9%
(Cost $378,739,362)		$342,325,548

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		3,687,867

NET ASSETS – 100.0%		$346,013,415

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2023.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Security ratings disclosed, if any, are issued by S&P Global Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
COPS	—Certificates of Participation
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
Q-SBLF	—Qualified School Bond Loan Fund
WR	—Withdrawn Rating

PORTFOLIO COMPOSITION (unaudited)

	AS OF 10/31/23	AS OF 10/31/22

General Obligation	32.5%	34.5%
Lease	16.7	16.4
Limited Tax	12.5	10.1
Hospital	11.6	7.7
Transportation	5.8	4.0
Single Family Housing	5.6	8.4
Higher Education	4.2	6.4
Water/Sewer	2.9	2.8
Student	2.1	2.0
Prerefunded/Escrow to Maturity	1.2	2.3
Multi Family Housing	1.2	1.2
Power	0.7	1.3
Investment Company	0.7	0.3
Utilities	0.7	1.0
Not For Profit	0.5	0.5

TOTAL INVESTMENTS	98.9%	98.9%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

46	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2023 (Unaudited)

The following is performance information for The Missouri Tax-Free Intermediate Bond Fund (“Missouri Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Missouri Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2013 through October 31, 2023.

Average Annual Total Return through October 31, 2023	One Year	Five Years	Ten Years

Missouri Tax-Free Intermediate Bond Fund(a)	0.70%	0.31%	1.26%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Bloomberg 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2023

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 98.6%
Alabama(a) – 0.8%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)
$2,000,000	5.000%		12/01/31	$2,005,176

Arizona(a) – 0.9%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)
2,680,000	4.000		11/01/40	2,283,930

Illinois(a) – 1.8%
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA+/Aa2)
3,000,000	2.900		08/01/31	2,631,857
Woodford Lasalle Livingston Etc. Counties IL Community Unit School District GO Bonds Series A (AA/NR)
500,000	4.000		12/01/34	479,688
500,000	4.000		12/01/35	465,572
500,000	4.000		12/01/36	453,454
515,000	4.000		12/01/37	450,351

				4,480,922

Indiana – 2.4%
Carmel Redevelopment Authority Revenue Bonds Series 2022 (AA/NR)(a)
3,650,000	3.000		07/15/40	2,741,310
Shelbyville Redevelopment Authority Revenue Bonds Series 2021 (A+/NR)
505,000	3.000		08/01/27	471,985
860,000	3.000		08/01/28	789,671
500,000	3.000	(a)	08/01/33	430,221
Whitestown Redevelopment Authority (Lease Rental Multipurpose Refunding Revenue)- Series 2021 (AA+/NR)(a)
1,575,000	3.000		08/01/32	1,400,342

				5,833,529

Kansas(a) – 0.5%
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)
1,280,000	5.000		08/01/44	1,316,189

Maine(a) – 1.0%
Maine Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)
2,640,000	4.000		10/01/33	2,547,891

Michigan(a) – 1.1%
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550		06/01/27	2,716,024

Missouri – 87.5%
Andrew County Reorganized School District No. 3 Certificates of Participation Series 2023 BAM (AA/NR)(a)
2,000,000	4.000		04/15/43	1,708,792
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(a)
760,000	4.000		08/15/28	756,715
645,000	4.000		08/15/29	639,863
825,000	4.000		08/15/30	816,519

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(a) – (continued)
$ 555,000	4.000%	08/15/31	$545,793
Boone County MO R-1 Reorganized School District GO Bonds (Direct Deposit Program) Series R (AA+/NR)(a)
1,150,000	4.000	03/01/39	1,059,973
1,000,000	4.000	03/01/40	913,292
750,000	4.000	03/01/41	683,436
Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(a)
2,070,000	4.000	10/01/33	1,999,701
1,655,000	4.000	10/01/34	1,590,987
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
900,000	4.000	03/01/31	891,716
750,000	4.000	03/01/37	693,201
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Refunding) Series 2022 (A+/NR)
915,000	4.000	03/01/28	914,910
City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(a)
1,415,000	4.000	10/01/36	1,304,103
1,735,000	4.000	10/01/38	1,486,369
City of Carthage MO Certificates of Participation Series 2022 (A+/NR)(a)
1,145,000	5.000	05/01/37	1,145,579
City of Columbia MO Water & Electric System Revenue Bonds (Refunding) Series B (A+/NR)(a)
1,850,000	4.000	10/01/30	1,786,052
City of Florissant MO Certificates of Participation (Refunding) Series 2021 (NR/Aa3)(a)
505,000	3.000	10/01/30	461,723
520,000	3.000	10/01/31	463,837
550,000	3.000	10/01/33	473,977
570,000	3.000	10/01/34	485,841
City of Jennings MO Certificates of Participation Series 2021 (A-/NR)(a)
1,095,000	4.000	03/01/31	1,044,700
1,230,000	4.000	03/01/34	1,148,152
750,000	4.000	03/01/37	659,936
530,000	4.000	03/01/40	439,713
City of Kansas City MO Special Obligation Revenue Bonds Series 2021 (AA-/A1)(a)
1,000,000	5.000	04/01/35	1,056,855
760,000	5.000	04/01/36	795,949
1,435,000	5.000	04/01/37	1,485,328
City of Republic MO Revenue Bonds Series 2022 (A+/NR)(a)
920,000	4.000	05/01/34	879,325
640,000	4.000	05/01/35	602,260
685,000	4.000	05/01/36	633,857
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000	03/01/34	945,109
1,000,000	4.000	03/01/35	941,114

48	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Clay County MO Public School District No. 53 Liberty GO Bonds Series 2018 (AA/NR)(a)
$1,000,000	4.000%		03/01/33	$948,615
1,000,000	4.000		03/01/34	945,109
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000		10/01/42	435,784
County of Barry MO Certificate of Participation Series 2023 (NR/A3)
640,000	5.000		10/01/29	649,354
670,000	5.000		10/01/30	677,786
705,000	5.000		10/01/31	710,139
740,000	5.000	(a)	10/01/32	739,101
County of Cole MO Reorganized School District No. 2 GO Series 2019 (AA+/NR)(a)
3,370,000	5.000		03/01/36	3,405,723
County of Franklin MO Certificates of Participation (Refunding) Series B (A+/NR)
1,075,000	4.000		04/01/27	1,075,205
1,100,000	4.000	(a)	04/01/28	1,095,477
County of Greene MO Certificate of Participation Series 2018 (NR/Aa2)(a)
1,000,000	4.000		09/01/31	969,259
Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(a)
1,150,000	4.000		03/01/32	1,141,216
1,200,000	4.000		03/01/33	1,189,169
625,000	4.000		03/01/34	614,971
Festus MO School District No. R-VI Lease Certificates of Participation (School District Project) Series 2019 (A+/NR)
700,000	5.000		04/01/28	730,100
830,000	5.000	(a)	04/01/30	873,321
905,000	5.000	(a)	04/01/31	954,221
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series A (A+/NR)(a)
715,000	4.000		12/30/32	699,928
1,780,000	3.000		12/30/33	1,509,448
Greene County MO Certificates of Participation Series 2018 (NR/Aa2)(a)
1,130,000	5.000		09/01/36	1,150,149
1,000,000	5.000		09/01/37	1,012,517
Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
875,000	5.000		03/01/38	891,052
Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(a)
905,000	4.000		03/01/30	900,271
985,000	4.000		03/01/32	974,053
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
185,000	5.625		03/01/25	184,830
Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(a)
3,225,000	5.000		10/01/37	3,140,026

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Hazelwood School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
$2,750,000	5.000%		03/01/42	$2,797,468
Health & Educational Facilities Authority of the State of Missouri (Refunding) Series 2021 (BBB+/NR)(a)
350,000	4.000		02/15/34	312,578
400,000	4.000		02/15/35	351,713
580,000	4.000		02/15/36	500,911
700,000	4.000		02/15/37	586,465
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (BJC Health System) Series A (AA/Aa2)
2,000,000	5.000		05/01/33	2,154,248
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (Mercy Health) Series A (A+/A1)(a)
500,000	5.500		12/01/41	523,510
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (SSM Health) Series A (A+/WR)(a)
500,000	5.000		06/01/34	519,828
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,500,000	4.000		03/01/30	1,489,406
Independence MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
1,470,000	3.250		03/01/38	1,180,641
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)(a)
960,000	3.000		04/01/26	924,166
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)(a)
700,000	4.000		05/01/27	696,219
630,000	4.000		05/01/29	623,347
675,000	4.000		05/01/30	665,962
Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,000,000	5.500		03/01/35	1,071,392
1,000,000	5.500		03/01/36	1,064,928
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(a)
475,000	3.000		04/15/28	429,545
575,000	3.250		04/15/30	509,698
550,000	3.300		04/15/31	480,216
700,000	3.375		04/15/32	601,829
Jackson County MO School District Hickman Mills C-1 GO Bonds (Refunding) Series 2020 (AA+/NR)
100,000	3.000		03/01/27	95,720
200,000	4.000	(a)	03/01/30	197,966
165,000	4.000	(a)	03/01/31	162,865
180,000	4.000	(a)	03/01/32	177,128
200,000	4.000	(a)	03/01/33	196,825

The accompanying notes are an integral part of these financial statements.	49

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO School District No. 58 GO Bonds Series B (NR/A1)(a)
$1,365,000	4.000%	03/01/28	$1,362,883
Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/Aa3)(a)
1,455,000	4.000	12/01/28	1,449,976
Jasper County MO Reorganized School District No. R-9 Carthage GO Bonds (Refunding) Series B (AA+/NR)(a)
675,000	4.000	03/01/31	668,787
1,575,000	4.000	03/01/32	1,557,496
Jefferson City MO School District Certificate of Participation Series 2021 (A+/NR)(a)
1,220,000	4.000	04/01/35	1,153,552
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
15,000	4.000	03/01/30	14,911
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2018 (AA+/NR)(a)
1,525,000	4.000	03/01/29	1,525,352
Jefferson County School District No R-VI Festus Certificate of Participation (Refunding)Series 2021 (A+/NR)(a)
585,000	3.000	04/01/29	534,420
605,000	3.000	04/01/30	545,600
420,000	3.000	04/01/31	375,093
460,000	3.000	04/01/33	395,274
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A+/NR)(a)
1,895,000	5.000	02/15/27	1,896,977
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A+/NR)
500,000	2.378	02/15/25	478,853
1,020,000	2.558	02/15/26	953,179
815,000	2.844	02/15/28	731,154
825,000	2.894	02/15/29	722,625
Joplin MO Schools GO Buildings - Series 2020 (AA+/NR)(a)
1,285,000	3.000	03/01/35	1,086,563
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series 2020 (A-/A2)
2,000,000	5.000	03/01/30	2,037,120
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)(a)
1,275,000	4.000	03/01/34	1,221,127
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)
2,540,000	5.000	03/01/28	2,583,176
1,370,000	5.000	03/01/29	1,398,958
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A2)(a)
2,130,000	5.500	09/01/29	2,132,879

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(a)
$1,895,000	4.000%		01/01/33	$1,854,090
Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A2)(a)
1,000,000	5.000		09/01/31	1,029,230
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(a)
1,040,000	3.000		04/01/27	989,766
Liberty Public School District No. 53 GO Bonds Series 2023 (AA/NR)(a)
2,000,000	4.000		03/01/42	1,718,101
Maplewood Richmond Heights Mosch District GO Bonds (Refunding) Series 2019 (AA-/NR)(a)
500,000	4.000		03/01/30	496,011
Missouri Development Finance Board Infrastructure Facilities Refunding Revenue Bonds (City Of Independence) Series C (AA/NR)(a)
2,500,000	5.000		06/01/33	2,669,156
Missouri Development Finance Board Revenue Bonds (Sant Louis Zoo Projects) Series 2022 (AA-/A1)(a)
1,000,000	5.250		05/01/36	1,055,218
1,100,000	5.250		05/01/37	1,145,054
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Series 2022 (NR/A2)(a)
500,000	5.250		12/01/41	502,390
500,000	5.250		12/01/42	501,589
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
895,000	4.000		04/01/31	861,742
990,000	4.000	(a)	04/01/32	947,525
1,095,000	4.000	(a)	04/01/33	1,037,195
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
635,000	2.000		04/01/27	576,004
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000		04/01/28	800,287
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)(a)
595,000	5.000		01/01/30	601,219
775,000	5.000		01/01/31	782,748
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500		06/01/28	1,440,362
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding- Southeast MO State University) Series 2019 (A/NR)
2,030,000	5.000		10/01/27	2,083,672
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(a)
670,000	5.000		09/01/33	688,588
800,000	5.000		09/01/38	791,529

50	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
$2,500,000	5.000%	11/15/35	$2,405,768
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(a)
1,375,000	5.000	12/01/31	1,380,750
1,000,000	5.000	12/01/33	1,004,097
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000	06/01/34	972,492
1,100,000	5.000	06/01/37	1,110,929
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (AA-/NR)(a)
1,250,000	4.000	05/15/33	1,179,491
250,000	4.000	05/15/39	217,557
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(a)
330,000	2.400	11/01/30	286,438
315,000	2.500	05/01/31	273,197
325,000	2.550	11/01/31	280,486
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
145,000	3.550	11/01/30	139,654
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)(a)
260,000	3.050	11/01/28	243,306
240,000	3.150	11/01/29	222,590
260,000	3.250	11/01/30	239,637
Nixa MO Public Schools Certificates of Participation Series 2021 (A/NR)(a)
1,465,000	3.000	04/01/39	1,094,462
Nixa MO Public Schools GO Bonds (Direct Deposit Program) (Refunding) Series 2019 (AA+/NR)(a)
500,000	4.000	03/01/33	493,581
800,000	4.000	03/01/34	783,220
North Kansas City MO School District No. 74 GO Bonds Series 2022 (AA+/Aa1)(a)
2,000,000	5.250	03/01/39	2,130,102
O’Fallon Fire Protection District GO Bonds Series 2023 (NR/Aa2)(a)
510,000	4.000	03/01/38	467,573
530,000	4.000	03/01/39	481,334
575,000	4.000	03/01/41	510,675
600,000	4.000	03/01/42	524,795

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
$ 500,000	5.000%		09/01/44	$500,240
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
400,000	3.000		03/01/36	334,115
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
1,000,000	4.000		03/01/37	928,870
1,000,000	4.000		03/01/38	906,219
750,000	4.000		03/01/39	672,095
Platte County Reorganized School District No R-3 GO Bonds (Refunding) Series 2021 (AA/NR)(a)
2,155,000	5.250		03/01/40	2,272,243
Polk County Mo School District No R-1 GO (Bolivar Refunding) Series 2021 (A/NR)(a)
625,000	3.000		03/01/33	552,557
1,600,000	3.000		03/01/35	1,388,757
Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150		07/01/27	218,245
410,000	3.450		07/01/32	373,294
Rolla School District No. 31 GO Bonds (Missouri Direct Deposit Program) Series 2023 (AA+/NR)(a)
925,000	5.000		03/01/41	941,042
Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series A (NR/A2)
1,500,000	5.000		07/01/31	1,531,947
1,355,000	5.000		07/01/32	1,386,559
Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(a)
540,000	4.000		03/01/38	497,005
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,310,000	4.000		08/01/31	1,260,499
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,329,426
1,220,000	5.000	(a)	07/01/28	1,241,556
1,400,000	5.000	(a)	07/01/30	1,422,913
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)(a)
1,405,000	4.000		05/01/27	1,405,019
Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(a)
470,000	4.000		11/01/34	452,481
475,000	4.000		11/01/35	451,581
815,000	4.000		11/01/36	759,808
845,000	4.000		11/01/37	763,528
920,000	4.000		11/01/38	822,709
St Louis Land Clearance for Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
2,605,000	2.125		04/01/39	1,622,904
St Louis Land Clearance for Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)
1,200,000	4.000		07/15/28	1,194,925

The accompanying notes are an integral part of these financial statements.	51

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
St Louis Land Clearance for Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)(a)
$1,570,000	3.000%	07/15/32	$1,348,363
1,615,000	3.000	07/15/33	1,358,134
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA+/NR)(a)
1,000,000	4.000	12/01/31	991,758
St. Charles County Public Water Supply District No. 2 Certificates of Participation (Water Utility IMPS) Series 2022 (AA+/NR)(a)
2,000,000	4.000	12/01/44	1,702,168
St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(a)
1,000,000	4.000	04/01/35	959,055
2,000,000	4.000	04/01/36	1,885,615
2,515,000	4.000	04/01/37	2,302,999
St. Louis County MO Library District Certificates of Participation (AA/Aa2)(a)
1,930,000	4.000	04/01/26	1,922,909
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(a)
1,000,000	4.000	03/01/32	1,000,702
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000	02/15/27	2,767,254
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)(a)
2,595,000	4.000	02/15/35	2,498,002
St. Louis MO Municipal Library District Revenue Bonds (Refunding) Series 2020 (AA/NR)(a)
1,900,000	3.000	03/15/39	1,446,061
St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
1,000,000	4.000	04/01/29	997,522
1,000,000	4.000	04/01/30	993,129
Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,725,000	4.000	03/01/33	1,705,923
1,840,000	4.000	03/01/34	1,811,990
Stone County Reorganized School District No. 4 GO (Reeds Spring) Series 2022 (AA/NR)(a)
2,000,000	4.000	03/01/39	1,790,166
Strafford Fire Protection District GO Bonds Series 2022 BAM (AA/NR)(a)
1,125,000	5.000	03/01/40	1,134,874
Taney County Public Water Supply District No 3 Certification of Participation Series 2022 (A/NR)(a)
720,000	3.750	07/01/36	650,742
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A2)(a)
865,000	3.000	06/01/25	835,127

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
University City Municipal Library District Certification of Participation Series 2022 (NR/A1)(a)
$ 710,000	3.000%		04/15/39	$531,418
Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)
555,000	4.000		03/01/27	554,652
450,000	4.000	(a)	03/01/35	427,684
500,000	4.000	(a)	03/01/37	459,272
755,000	4.000	(a)	03/01/39	668,838
Warrensburg MO School District No R-VI GO Bonds (Direct Deposit Program) Series 2020 (AA+/NR)(a)
500,000	3.000		03/01/36	417,123
560,000	3.000		03/01/37	449,327
Washington MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
2,400,000	4.000		03/01/38	2,166,552
Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
500,000	4.000		03/01/32	496,181
890,000	4.000		03/01/33	884,693
Wentzville MO Certificates of Participation Series 2023 (NR/Aa3)
250,000	5.000		03/01/32	262,693
260,000	5.000		03/01/33	273,373
340,000	5.000	(a)	03/01/34	355,743
360,000	5.000	(a)	03/01/35	375,103
380,000	5.000	(a)	03/01/36	392,689
320,000	5.000	(a)	03/01/37	326,017
600,000	4.000	(a)	03/01/39	518,715
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (AA+/Aa1)(a)(b)
2,000,000	0.000		03/01/26	1,808,437
2,095,000	0.000		03/01/27	1,812,960
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/A1)(a)
1,810,000	4.000		04/01/32	1,784,029
1,800,000	4.000		04/01/33	1,765,178
1,800,000	4.000		04/01/34	1,764,438
Wright City R-II School District GO Bonds Series 2022 AGM (AA/NR)(a)
1,055,000	6.000		03/01/34	1,217,764

				217,271,549

North Dakota(a) – 0.9%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa1)
2,310,000	2.600		07/01/28	2,123,456
105,000	3.150		01/01/36	92,498

				2,215,954

Ohio(a) – 1.0%
Cuyahoga Metropolitan Housing Authority Revenue Bonds Series 2021 (A+/NR)
1,500,000	2.000		12/01/31	1,246,648

52	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio(a) – (continued)
Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
$ 715,000	3.000%	12/01/35	$597,762
Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
695,000	2.125	12/01/34	516,762

			2,361,172

Oklahoma(a) – 0.7%
McClain County Independent School District No 5 Washington Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)
1,735,000	4.000	09/01/33	1,670,577

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $271,983,473)			$244,702,913

Shares	Dividend Rate		Value

Investment Company – 0.6%
State Street Institutional US Government Money Market Fund – Premier Class
1,554,575	5.301%		$1,554,575
(Cost $1,554,575)

TOTAL INVESTMENTS – 99.2%
(Cost $273,538,048)			$246,257,488

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			2,106,674

NET ASSETS – 100.0%			$248,364,162

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.
Security ratings disclosed, if any, are issued by S&P Global Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMT	—AlternativeMinimum Tax
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
NR	—Not Rated
WR	—WithdrawnRating

PORTFOLIO COMPOSITION (unaudited)

	AS OF 10/31/23	AS OF 10/31/22

Lease	39.8%	37.9%
General Obligation	28.9	27.1
Hospital	8.5	7.4
Limited Tax	7.9	7.1
Single Family Housing	3.7	3.6
Higher Education	3.2	7.5
Transportation	3.0	3.6
Water/Sewer	1.5	2.4
Power	1.1	0.8
Investment Company	0.6	—
Utilities	0.5	—
Multi Family Housing	0.5	0.4
Not For Profit	—	0.6
Prerefunded/Escrow to Maturity	—	0.4

TOTAL INVESTMENTS	99.2%	98.8%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	53

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2023 (Unaudited)

The following is performance information for The Kansas Tax-Free Intermediate Bond Fund (“Kansas Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Kansas Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2013 through October 31, 2023.

Average Annual Total Return through October 31, 2023	One Year	Five Years	Ten Years

Kansas Tax-Free Intermediate Bond Fund(a)	0.63%	0.16%	1.16%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Bloomberg 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2023

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 99.2%
Alabama(a) – 1.5%
Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
$1,000,000	4.000%	12/01/35	$891,981

Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)
1,000,000	5.000	12/01/31	1,002,588

			1,894,569

Georgia(a) – 0.6%

University Of GA Milledgeville & Baldwin Development Authority Revenue Bonds (Refunding-State of Georgia University Project) (A+/NR)
745,000	5.000	06/15/34	785,530

Illinois(a) – 2.0%

Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)
1,000,000	4.000	01/01/33	977,545

Westchester Village GO Bonds Series 2021 (BAM) (AA/A2)
1,690,000	4.000	12/01/36	1,532,675

			2,510,220

Indiana – 6.6%

Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
440,000	4.000	01/15/35	419,924

City of Bloomington IN Revenue Bonds Series 2022 (AA-/NR)(a)
1,420,000	4.000	07/01/35	1,343,745

City of Martinsville Indiana Government Facility Building Corp. Revenue Bonds Series 2023 BAM (AA/NR)(a)
500,000	5.250	08/01/37	516,394
500,000	5.250	08/01/42	505,503

Frankfort Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 BAM (AA/NR)(a)
1,500,000	5.000	08/01/38	1,543,106

Noblesville Redevelopment Authority Revenue Bonds (Pleasant street Project) Series 2022 (AA/NR)(a)
775,000	4.750	07/15/45	737,806

Northwestern School Building Corp. Revenue Bonds Series 2023 (AA+/NR)(a)
550,000	6.000	07/15/36	612,719
600,000	6.000	07/15/37	661,288

Shelbyville IN Redevelopment Authority Lease Rental Revenue Bonds Series 2021 (A+/NR)(a)
550,000	3.000	08/01/34	469,999

Whitestown Redevelopment Authority Redevelopment Authority Lease Rental Revenue Bonds(Taxable-Refunding) Series 2021 (AA+/NR)
1,530,000	3.000	08/01/31	1,388,018

			8,198,502

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Iowa(a) – 0.6%

City of Marion IA Road Use Tax Revenue Bonds Series 2023 (NR/Aa2)
$ 750,000	5.000%		06/01/43	$738,561

Kansas – 82.6%

Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
560,000	5.000		09/01/27	581,406
585,000	5.000		09/01/28	613,464
415,000	5.000	(a)	09/01/29	438,750

Bel Aire KS GO Bond Series 2022 (SP-1+/NR)(a)
2,000,000	3.000		12/01/25	1,955,131

Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	784,532

Bourbon County KS Unified School District No. 234-Fort Scott Certificates of Participation Series 2023 AGM (AA/NR)(a)
830,000	4.000		09/01/39	731,071

Butler County KS Unified School District No. 375 GO Bonds (School Building Improvements) Series 2021 (AGM) (AA/NR)(a)
1,400,000	3.000		09/01/33	1,200,689

Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000		09/01/30	987,531
500,000	4.000		09/01/31	485,918

Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding - Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000		09/01/26	1,348,525
1,305,000	4.000	(a)	09/01/28	1,299,678

Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,002,227

City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
560,000	5.000		12/01/28	587,281
600,000	4.000		12/01/29	594,554
650,000	4.000		12/01/30	639,968

City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	670,224
740,000	4.000	(a)	09/01/28	739,606

City of Mulvane KS GO Bonds (Refunding) Series A (AA-/NR)
500,000	5.000		09/01/25	509,881

City of Salina KS Water & Sewage System Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
495,000	3.000		10/01/27	467,613
350,000	3.000		10/01/28	326,301
300,000	3.000		10/01/29	274,900

City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
545,000	4.000		08/01/27	545,674
445,000	3.000		08/01/28	415,837
525,000	3.000		08/01/29	483,007
650,000	3.000		08/01/32	571,645

The accompanying notes are an integral part of these financial statements.	55

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)

City of Topeka KS GO Bonds (Refunding) Series A (AA/NR)(a)
$2,000,000	2.000%		08/15/28	$1,736,622

County of Sumner KS Series 2021 AGM (AA/NR)(a)
925,000	3.000		10/01/34	771,336

Crawford County Unified School District No 250 Pittsburg GO Bonds Series 2022 BAM (AA/A2)(a)
750,000	4.000		09/01/41	650,158

Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,363,885
1,000,000	5.000		08/01/44	1,028,273

Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
375,000	2.950		09/01/32	308,975

Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series A-2023 AGM (AA/A2)(a)
1,785,000	5.000		09/01/40	1,806,189

Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000		09/01/30	1,521,839

Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)(b)
1,720,000	5.000		09/01/32	1,754,297
750,000	5.000		09/01/40	764,955

Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000		09/01/29	999,970

Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
380,000	4.000		12/01/26	381,474

Geary County Public Building Commission Revenue Bonds Series 2022 (A/NR)(a)
1,000,000	5.000		08/01/47	925,640

Harvey County Unified School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
430,000	4.000		09/01/31	424,010
450,000	4.000		09/01/32	443,573
475,000	4.000		09/01/33	465,058

Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/A1)(a)
1,000,000	4.000		09/01/32	970,272

Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	5.000		09/01/26	1,031,167
1,000,000	3.500	(a)	09/01/30	939,606

Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/A1)(a)
1,000,000	4.000		09/01/33	937,210

Johnson County KS Improvement GO Bond Series A (AAA/Aaa)(a)
2,000,000	4.000		09/01/34	1,905,069

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)

Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
$1,500,000	4.000%	10/01/36	$1,382,441

Johnson County KS Unified School District No. 231 GO Bonds(Refunding-Gardner-Edgerton) Series 2023 (AA-/NR)
750,000	5.000	10/01/30	797,692

Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA-/Aa2)(a)
1,000,000	4.000	09/01/31	984,758

Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA-/Aa2)(a)
1,000,000	4.000	09/01/29	991,606

Johnson County KS Unified School District No. 512 GO Bonds (Refunind-Shawnee Mission) Series 2015 (NR/Aaa)(a)(b)
2,000,000	5.000	10/01/34	2,045,446

Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding & Improvement) Series B (NR/Aaa)(a)
630,000	4.000	10/01/30	627,538

Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds Series A (NR/Aaa)(a)
1,500,000	5.000	10/01/41	1,552,467
785,000	5.000	10/01/42	808,956

Kansas City KS Community College District Certificates of Participation (Refunding) Series A (AA-/NR)
545,000	4.000	04/01/24	544,621
1,000,000	4.000	04/01/25	1,000,837
350,000	4.000	04/01/26	350,068

Kansas Development Finance Authority Revenue Bonds (State of Kansas University Aerospace And Technology Campus Housing Project) Series A-1 (NR/Aa3)(a)
265,000	3.125	05/01/50	174,869
280,000	3.125	05/01/51	183,302

Kansas Development Finance Authority Revenue Bonds (Wichita State University Project) Series 2020 (NR/Aa3)
2,000,000	5.000	06/01/24	2,011,197

Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
1,110,000	5.000	09/01/34	1,122,433

Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series C (NR/A1)(a)
1,470,000	4.000	07/01/34	1,332,650

Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
1,895,000	3.000	11/01/32	1,659,047

Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000	03/01/31	1,884,981

Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A-/NR)(a)
1,715,000	5.000	07/01/32	1,741,773
1,335,000	4.000	07/01/37	1,156,730

56	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)

Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
$1,165,000	4.000%	09/01/31	$1,134,195

Leavenworth County KS Unified School District No. 469 Lansing GO Bonds (Refunding) Series 2016 (NR/A3)
1,000,000	4.000	09/01/26	988,618

Lyon County KS Unified School District No. 253 Emporia GO Bonds Series 2019 (NR/A1)(a)
1,050,000	4.000	09/01/33	1,015,225

Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a)
200,000	3.000	09/01/39	151,100
380,000	3.000	09/01/40	281,835
320,000	3.000	09/01/41	233,083

Nemaha County Unified School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
750,000	5.000	09/01/43	752,976
750,000	4.000	09/01/48	627,492

Osage County KS GO Bonds (Refunding) Series A (AA-/NR)(a)
570,000	3.000	09/01/36	466,382
350,000	3.000	09/01/38	275,259
575,000	3.000	09/01/41	436,816

Riley County KS Unified School District No. 383 GO Bonds (Prerefunded-Refunding) Series 2016 (NR/NR)(a)(b)
170,000	3.000	09/01/30	166,530

Riley County KS Unified School District No. 383 GO Bonds (Unrerefunded-Refunding) Series 2016 (NR/Aa2)(a)
1,830,000	3.000	09/01/30	1,637,242

Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)(b)
965,000	5.000	09/01/29	985,099

Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000	10/01/30	1,001,184
1,000,000	4.000	10/01/31	999,489

Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A2)(a)
985,000	3.000	11/01/32	854,573

Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
800,000	4.000	09/01/25	800,774

Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)(b)
1,425,000	5.000	09/01/34	1,438,381

Sedgwick County KS Unified School District No. 262 Valley Center GO Bonds (Refunding) Series 2015 (A+/NR)
1,115,000	5.000	09/01/24	1,124,013

Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000	10/01/29	1,289,216

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)

Sedgwick County KS Unified School District No. 266 GO Bonds Series A (AA/NR)
$ 300,000	3.000%		09/01/26	$288,356
715,000	4.000	(a)	09/01/29	707,844

Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000		09/01/30	480,134
1,000,000	4.000		09/01/31	985,413
1,065,000	5.000		09/01/32	1,081,428

Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa1)
490,000	3.000		09/01/25	477,685

Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
895,000	4.000		09/01/31	882,532

Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
600,000	4.000		09/01/29	594,301
650,000	4.000		09/01/30	642,275

Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2015 (AA/NR)(a)
910,000	4.000		09/01/27	911,856

Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2022 (NR/Aa2)(a)
1,400,000	5.000		09/01/39	1,447,770

State of Kansas Department of Transportation High Way Revenue Bonds Series 2015 (AA/Aa2)(a)
525,000	5.000		09/01/33	530,972

State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)(a)
1,250,000	5.000		09/01/32	1,292,742

University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series 2015 (AA-/NR)(a)
2,000,000	5.000		09/01/45	1,909,970

University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)
1,500,000	5.000		03/01/28	1,566,216
1,930,000	5.000	(a)	09/01/48	1,856,578

Wabaunsee County Unified School District No. 330 Mission Valley GO Bonds Series 2022 BAM (AA/NR)(a)
1,000,000	5.500		09/01/42	1,045,938

Washburn University KS Revenue Bonds Series A (Refunding) (AGM) (AA/A1)
490,000	4.000		07/01/26	489,126
515,000	4.000		07/01/27	513,835
555,000	4.000		07/01/29	550,908

Wichita KS GO Bonds (AMT-Airport) Series 2015 (AA+/Aa2)(a)
1,200,000	5.000		12/01/35	1,207,215

Wichita KS GO Bonds Series B (AMT) (AA+/Aa2)(a)
940,000	4.000		12/01/42	766,423

The accompanying notes are an integral part of these financial statements.	57

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2023

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)

Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)(a)
$1,000,000	5.000%	09/01/32	$1,050,498

Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000	10/01/26	415,432

Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000	09/01/26	1,006,854
1,000,000	4.250	09/01/39	909,663

Wyandotte County Unified School District No. 203 Piper GO (Refunding) Series A (AA/NR)(a)
525,000	5.000	09/01/40	534,254

			102,544,103

Missouri – 0.5%

Butler County MO Unified School District R-V GO Bonds COPS Certificates of Participation (Refunding-School Building) Series 2022 (A-/NR)(a)
435,000	3.000	04/01/33	371,860

City of Independence MO Development Authority Revenue GO (Refunding) Bonds Series 2021 (A-/NR)
335,000	3.000	04/01/27	312,455

			684,315

Ohio(a) – 0.7%

Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	820,374

Oklahoma – 0.8%

McClain County Economic Development Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)
1,000,000	4.000	09/01/32	981,020

Texas(a) – 2.0%
Arlington Higher Education Finance Corp. Revenue Bonds (Trinity Basin Preparatory, Inc.) Series 2023 (PSF-GTD) (AAA/NR)
625,000	5.000	08/15/38	642,100
Greater Texoma Utility Authority Revenue Bonds (City Of Sherman Project) Series 2023 AGM (AA/NR)
1,000,000	4.000	10/01/42	837,486
Sabine-Neches Navigation District GO Bonds Series 2022 (Sabine -Neches Waterway Project) (NR/Aa2)
500,000	5.250	02/15/38	523,154
500,000	5.250	02/15/39	520,248

			2,522,988

Utah(a) – 0.5%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	577,512

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Wisconsin(a) – 0.8%
Wisconsin Health & Educational Facilities Authority Revenue Bonds Series 2022 (A+/A2)
$ 500,000	5.000%	12/01/38	$488,348
500,000	5.000	12/01/39	484,768

			973,116

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $134,619,227)			$123,230,810

Shares	Dividend Rate		Value

Investment Company – 0.1%

State Street Institutional US Government Money Market Fund – Premier Class
107,052	5.301%		$107,052
(Cost $107,052)

TOTAL INVESTMENTS – 99.3%
(Cost $134,726,279)			$123,337,862

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			866,490

NET ASSETS – 100.0%			$124,204,352

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by S&P Global Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
COPS	—Certificates of Participation
GO	—General Obligation
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
WR	—Withdrawn Rating

58	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2023

PORTFOLIO COMPOSITION (unaudited)

	AS OF 10/31/23	AS OF 10/31/22

General Obligation	43.5%	42.8%
Lease	17.8	15.2
Hospital	10.0	7.9
Limited Tax	6.5	1.7
Water/Sewer	6.4	5.9
Prerefunded/Escrow to Maturity	5.8	11.4
Higher Education	5.4	7.3
Transportation	2.4	3.3
Power	1.5	1.3
Investment Company	0.1	2.7

TOTAL INVESTMENTS	99.4%	99.5%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	59

THE COMMERCE FUNDS

Statements of Assets and Liabilities

October 31, 2023

	The Growth Fund	The Value Fund	The MidCap Growth Fund	The Bond Fund
Assets:
Investments at value (identified cost $132,261,602, $229,098,026, $177,811,040 and $1,207,742,377, respectively)	$202,958,883	$244,540,555	$206,694,884	$1,038,414,684
Cash	—	—	—	34,634
Receivables:
Interest and dividends	65,420	372,811	68,848	9,292,935
Fund shares sold	35,921	52,017	319,097	490,158
Investments sold	—	—	2,145,528	—
Other	8,783	10,894	8,988	42,409

Total Assets	203,069,007	244,976,277	209,237,345	1,048,274,820

Liabilities:
Payables:
Dividends	—	—	—	2,207,376
Investments purchased	—	—	3,261,543	—
Fund shares redeemed	167,501	260,881	168,012	1,215,114
Advisory fees	70,370	63,432	88,829	333,563
Deferred trustee fees	40,921	46,645	25,457	259,652
Administrative fees	24,190	29,073	24,696	122,734
Accrued expenses	64,630	133,270	75,542	322,525

Total Liabilities	367,612	533,301	3,644,079	4,460,964

Net Assets:
Paid-in capital	122,067,696	221,087,790	162,152,964	1,226,601,345
Total distributable earnings (loss)	80,633,699	23,355,186	43,440,302	(182,787,489)

Net Assets	$202,701,395	$244,442,976	$205,593,266	$1,043,813,856

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	5,172,027	8,506,825	5,142,195	62,874,256
Net asset value (net assets/shares outstanding)	$39.19	$28.73	$39.98	$16.60

60	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Assets and Liabilities (continued)

October 31, 2023

	The Short-Term Government Fund	The National Tax-Free Intermediate Bond Fund	The Missouri Tax-Free Intermediate Bond Fund	The Kansas Tax-Free Intermediate Bond Fund
Assets:
Investments at value (identified cost $34,181,877, $378,739,362, $273,538,048 and $134,726,279, respectively)	$31,183,356	$342,325,548	$246,257,488	$123,337,862
Receivables:
Interest and dividends	105,438	4,481,890	2,358,067	1,233,196
Fund shares sold	587	570,343	739,301	—
Reimbursement from adviser	12,634	—	—	6,541
Other	1,261	14,773	10,420	5,365

Total Assets	31,303,276	347,392,554	249,365,276	124,582,964

Liabilities:
Payables:
Dividends	19,443	638,198	463,501	217,705
Fund shares redeemed	5,962	408,542	242,925	10,564
Advisory fees	13,325	104,626	84,012	50,146
Deferred trustee fees	45,578	75,572	90,558	32,646
Administrative fees	3,664	41,195	29,857	14,695
Accrued expenses	32,823	111,006	90,261	52,856

Total Liabilities	120,795	1,379,139	1,001,114	378,612

Net Assets:
Paid-in capital	41,218,609	384,769,766	281,651,631	138,859,913
Total distributable earnings (loss)	(10,036,128)	(38,756,351)	(33,287,469)	(14,655,561)

Net Assets	$31,182,481	$346,013,415	$248,364,162	$124,204,352

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	2,025,104	19,816,626	14,330,359	7,205,552
Net asset value (net assets/shares outstanding)	$15.40	$17.46	$17.33	$17.24

The accompanying notes are an integral part of these financial statements.	61

THE COMMERCE FUNDS

Statements of Operations

For the Fiscal Year Ended October 31, 2023

	The Growth Fund	The Value Fund	The MidCap Growth Fund	The Bond Fund
Investment Income:
Dividends	$1,943,564	$9,454,571	$2,437,485	$756,101
Interest	—	—	—	38,943,764

Total Investment Income	1,943,564	9,454,571	2,437,485	39,699,865

Expenses:
Advisory fees	783,255	848,903	1,077,283	3,917,525
Administration fees	269,244	389,081	301,566	1,439,638
Transfer Agent fees	73,321	103,931	55,022	91,314
Custody, accounting and administrative services	68,600	85,998	73,776	347,382
Professional fees	63,293	105,382	74,361	347,682
Shareholder servicing fees	39,269	333,255	66,593	456,659
Registration fees	20,706	19,209	20,615	29,212
Trustee fees	18,922	31,809	23,136	107,109
Printing and mailing fees	16,651	30,033	18,696	63,464
Other	29,030	26,257	17,184	75,343

Total Expenses	1,382,291	1,973,858	1,728,232	6,875,328

Net Investment Income	$561,273	$7,480,713	$709,253	$32,824,537

Realized and unrealized gain (loss)
Net realized gain (loss)	9,546,925	8,724,357	14,104,331	(3,928,379)
Net change in unrealized gain (loss)	16,987,666	(34,926,848)	(11,423,981)	(17,202,946)

Net realized and unrealized gain (loss)	26,534,591	(26,202,491)	2,680,350	(21,131,325)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,095,864	$(18,721,778)	$3,389,603	$11,693,212

62	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Operations (continued)

For the Fiscal Year Ended October 31, 2023

	The Short-Term Government Fund	The National Tax-Free Intermediate Bond Fund	The Missouri Tax-Free Intermediate Bond Fund	The Kansas Tax-Free Intermediate Bond Fund
Investment Income:
Interest	$1,015,134	$9,969,492	$7,723,450	$3,763,527
Dividends	19,312	279,814	147,291	74,366

Total Investment Income	1,034,446	10,249,306	7,870,741	3,837,893

Expenses:
Advisory fees	195,764	1,295,611	1,051,211	647,388
Administration fees	53,835	520,086	385,666	195,402
Transfer Agent fees	36,599	46,284	47,534	38,336
Custody, accounting and administrative services	61,116	194,609	147,225	79,600
Professional fees	19,031	131,994	98,484	49,017
Shareholder servicing fees	24,639	37,461	70,552	35,540
Registration fees	19,282	25,397	24,076	5,915
Trustee fees	4,929	40,662	31,880	15,757
Printing and mailing fees	8,272	23,284	19,638	12,397
Other	7,096	30,604	25,676	13,986

Total Expenses	430,563	2,345,992	1,901,942	1,093,338
Less — expense reductions	(164,323)	—	—	(98,563)

Net Expenses	266,240	2,345,992	1,901,942	994,775

Net Investment Income	$768,206	$7,903,314	$5,968,799	$2,843,118

Realized and unrealized gain (loss)
Net realized loss	(1,418,195)	(2,903,961)	(3,007,482)	(3,079,648)
Net change in unrealized gain (loss)	1,662,565	(715,891)	1,276,802	2,016,995

Net realized and unrealized gain (loss)	244,370	(3,619,852)	(1,730,680)	(1,062,653)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,012,576	$4,283,462	$4,238,119	$1,780,465

The accompanying notes are an integral part of these financial statements.	63

THE COMMERCE FUNDS

Statements of Changes in Net Assets

	The Growth Fund		The Value Fund
	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022
From Operations:
Net investment income	$561,273	$414,721	$7,480,713	$8,424,470
Net realized gain	9,546,925	10,610,590	8,724,357	15,694,897
Net change in unrealized gain (loss)	16,987,666	(53,608,985)	(34,926,848)	(29,756,991)

Net increase (decrease) in net assets from operations	27,095,864	(42,583,674)	(18,721,778)	(5,637,624)

Distributions to Shareholders:

From distributable earnings	(11,128,619)	(42,187,100)	(24,451,548)	(18,403,534)

From Share Transactions:
Proceeds from sales of shares	40,566,034	45,716,458	27,373,944	40,647,306
Reinvestment of distributions	3,321,692	12,473,149	11,721,659	8,480,695
Cost of shares redeemed	(32,280,417)	(33,955,287)	(56,728,627)	(66,206,589)

Net increase (decrease) in net assets resulting from share transactions	11,607,309	24,234,320	(17,633,024)	(17,078,588)

TOTAL INCREASE (DECREASE)	27,574,554	(60,536,454)	(60,806,350)	(41,119,746)

Net Assets:
Beginning of year	175,126,841	235,663,295	305,249,326	346,369,072
End of year	$202,701,395	$175,126,841	$244,442,976	$305,249,326

64	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The MidCap Growth Fund		The Bond Fund
	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022
From Operations:
Net investment income	$709,253	$367,060	$32,824,537	$27,928,832
Net realized gain (loss)	14,104,331	3,714,773	(3,928,379)	1,538,075
Net change in unrealized gain (loss)	(11,423,981)	(56,478,763)	(17,202,946)	(214,705,267)

Net increase (decrease) in net assets from operations	3,389,603	(52,396,930)	11,693,212	(185,238,360)

Distributions to Shareholders:

From distributable earnings	(4,233,485)	(51,815,856)	(34,771,703)	(36,742,037)

From Share Transactions:
Proceeds from sales of shares	24,235,867	36,534,213	252,575,715	215,542,550
Reinvestment of distributions	920,999	10,183,082	9,949,204	10,585,768
Cost of shares redeemed	(34,487,260)	(43,551,601)	(189,537,528)	(243,687,673)

Net increase (decrease) in net assets resulting from share transactions	(9,330,394)	3,165,694	72,987,391	(17,559,355)

TOTAL INCREASE (DECREASE)	(10,174,276)	(101,047,092)	49,908,900	(239,539,752)

Net Assets:
Beginning of year	215,767,542	316,814,634	993,904,956	1,233,444,708
End of year	$205,593,266	$215,767,542	$1,043,813,856	$993,904,956

The accompanying notes are an integral part of these financial statements.	65

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The Short-Term Government Fund		The National Tax-Free Intermediate Bond Fund
	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022
From Operations:
Net investment income	$768,206	$684,436	$7,903,314	$6,844,335
Net realized gain (loss)	(1,418,195)	(35,774)	(2,903,961)	790,911
Net change in unrealized gain (loss)	1,662,565	(5,226,352)	(715,891)	(54,535,999)

Net increase (decrease) in net assets from operations	1,012,576	(4,577,690)	4,283,462	(46,900,753)

Distributions to Shareholders:

From distributable earnings	(795,813)	(844,868)	(8,530,818)	(10,986,126)

From Share Transactions:
Proceeds from sales of shares	2,095,858	12,052,939	102,365,343	131,917,033
Reinvestment of distributions	583,274	643,868	348,390	521,296
Cost of shares redeemed	(25,905,724)	(14,876,352)	(132,739,430)	(155,933,434)

Net decrease in net assets resulting from share transactions	(23,226,592)	(2,179,545)	(30,025,697)	(23,495,105)

TOTAL DECREASE	(23,009,829)	(7,602,103)	(34,273,053)	(81,381,984)

Net Assets:
Beginning of year	54,192,310	61,794,413	380,286,468	461,668,452
End of year	$31,182,481	$54,192,310	$346,013,415	$380,286,468

66	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The Missouri Tax-Free Intermediate Bond Fund		The Kansas Tax-Free Intermediate Bond Fund
	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022
From Operations:
Net investment income	$5,968,799	$6,526,181	$2,843,118	$2,826,770
Net realized loss	(3,007,482)	(410,491)	(3,079,648)	(122,102)
Net change in unrealized gain (loss)	1,276,802	(44,542,387)	2,016,995	(21,569,775)

Net increase (decrease) in net assets from operations	4,238,119	(38,426,697)	1,780,465	(18,865,107)

Distributions to Shareholders:

From distributable earnings	(5,961,123)	(6,503,215)	(2,838,761)	(2,814,919)

From Share Transactions:
Proceeds from sales of shares	50,422,142	93,534,953	20,423,347	25,853,878
Reinvestment of distributions	644,236	735,172	258,208	246,463
Cost of shares redeemed	(113,816,816)	(121,183,571)	(44,256,091)	(33,500,706)

Net decrease in net assets resulting from share transactions	(62,750,438)	(26,913,446)	(23,574,536)	(7,400,365)

TOTAL DECREASE	(64,473,442)	(71,843,358)	(24,632,832)	(29,080,391)

Net Assets:
Beginning of year	312,837,604	384,680,962	148,837,184	177,917,575
End of year	$248,364,162	$312,837,604	$124,204,352	$148,837,184

The accompanying notes are an integral part of these financial statements.	67

THE GROWTH FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

	The Growth Fund
	Year Ended October 31,
	2023	2022	2021	2020	2019
Per Share Data

Net asset value, beginning of year	$36.54	$56.39	$42.32	$37.43	$34.61

Net investment income(a)	0.11	0.09	0.07	0.15	0.21

Net realized and unrealized gain (loss)	4.91	(9.74)	15.90	6.95	5.69

Total from investment operations	5.02	(9.65)	15.97	7.10	5.90

Distributions to shareholders from net investment income	(0.08)	(0.08)	(0.15)	(0.19)	(0.22)

Distributions to shareholders from net realized gains	(2.29)	(10.12)	(1.75)	(2.02)	(2.86)

Total distributions	(2.37)	(10.20)	(1.90)	(2.21)	(3.08)

Net asset value, end of year	$39.19	$36.54	$56.39	$42.32	$37.43

Total return(b)	14.59%	(20.81)%	38.86%	19.89%	19.10%

Net assets, end of year (in 000s)	$202,701	$175,127	$235,663	$210,702	$168,179

Ratio of net expenses to average net assets	0.71%	0.74%	0.68%	0.71%	0.75%

Ratio of total expenses to average net assets	0.71%	0.74%	0.68%	0.71%	0.75%

Ratio of net investment income to average net assets	0.29%	0.23%	0.14%	0.38%	0.61%

Portfolio turnover rate	41%	36%	39%	37%	39%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

68	The accompanying notes are an integral part of these financial statements.

THE VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Value Fund
	Year Ended October 31,
	2023	2022	2021	2020	2019
Per Share Data

Net asset value, beginning of year	$33.64	$36.21	$26.84	$31.50	$30.97

Net investment income(a)	0.84	0.89	0.82	0.84	0.76

Net realized and unrealized gain (loss)	(3.03)	(1.52)	9.34	(3.14)	3.32

Total from investment operations	(2.19)	(0.63)	10.16	(2.30)	4.08

Distributions to shareholders from net investment income	(0.92)	(0.90)	(0.79)	(0.82)	(0.79)

Distributions to shareholders from net realized gains	(1.80)	(1.04)	—	(1.54)	(2.76)

Total distributions	(2.72)	(1.94)	(0.79)	(2.36)	(3.55)

Net asset value, end of year	$28.73	$33.64	$36.21	$26.84	$31.50

Total return(b)	(7.21)%	(1.74)%	38.10%	(7.69)%	14.65%

Net assets, end of year (in 000s)	$244,443	$305,249	$346,369	$242,146	$286,982

Ratio of net expenses to average net assets	0.70%	0.68%	0.66%	0.70%	0.70%

Ratio of total expenses to average net assets	0.70%	0.68%	0.66%	0.71%	0.71%

Ratio of net investment income to average net assets	2.64%	2.56%	2.44%	2.99%	2.52%

Portfolio turnover rate	46%	34%	29%	54%	36%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	69

THE MIDCAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The MidCap Growth Fund
	Year Ended October 31,
	2023	2022	2021	2020	2019
Per Share Data

Net asset value, beginning of year	$40.20	$59.47	$46.51	$43.88	$40.44

Net investment income(a)	0.13	0.07	0.06	0.11 (b)	0.14

Net realized and unrealized gain (loss)	0.44	(9.55)	15.06	5.36	7.00

Total from investment operations	0.57	(9.48)	15.12	5.47	7.14

Distributions to shareholders from net investment income	(0.10)	(0.05)	(0.10)	(0.14)	(0.17)

Distributions to shareholders from net realized gains	(0.69)	(9.74)	(2.06)	(2.70)	(3.53)

Total distributions	(0.79)	(9.79)	(2.16)	(2.84)	(3.70)

Net asset value, end of year	$39.98	$40.20	$59.47	$46.51	$43.88

Total return(c)	1.40%	(18.58)%	33.46%	13.08%	19.76%

Net assets, end of year (in 000s)	$205,593	$215,768	$316,815	$294,328	$222,697

Ratio of net expenses to average net assets	0.79%	0.77%	0.72%	0.77%	0.81%

Ratio of total expenses to average net assets	0.79%	0.77%	0.72%	0.77%	0.81%

Ratio of net investment income to average net assets	0.32%	0.15%	0.10%	0.26%	0.33%

Portfolio turnover rate	53%	63%	36%	69%	53%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.06 per share and 0.13% of average net assets.

(c)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

70	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Bond Fund
	Year Ended October 31,
	2023	2022	2021	2020	2019
Per Share Data

Net asset value, beginning of year	$16.91	$20.65	$20.85	$20.46	$19.05

Net investment income(a)	0.55	0.47	0.46	0.53	0.60

Net realized and unrealized gain (loss)	(0.29)	(3.59)	(0.13)	0.44	1.45

Total from investment operations	0.26	(3.12)	0.33	0.97	2.05

Distributions to shareholders from net investment income	(0.57)	(0.52)	(0.53)	(0.58)	(0.64)

Distributions to shareholders from net realized gains	—	(0.10)	—	—	—

Total distributions	(0.57)	(0.62)	(0.53)	(0.58)	(0.64)

Net asset value, end of year	$16.60	$16.91	$20.65	$20.85	$20.46

Total return(b)	1.48%	(15.39)%	1.60%	4.82%	10.90%

Net assets, end of year (in 000s)	$1,043,814	$993,905	$1,233,445	$1,276,727	$1,197,380

Ratio of net expenses to average net assets	0.66%	0.64%	0.60%	0.61%	0.62%

Ratio of total expenses to average net assets	0.66%	0.64%	0.60%	0.61%	0.62%

Ratio of net investment income to average net assets	3.14%	2.50%	2.20%	2.55%	3.04%

Portfolio turnover rate	15%	19%	25%	20%	16%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	71

THE SHORT-TERM GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Short-Term Government Fund
	Year Ended October 31,
	2023	2022	2021	2020	2019
Per Share Data

Net asset value, beginning of year	$15.36	$16.85	$17.25	$17.14	$16.73

Net investment income(a)	0.30	0.19	0.15	0.23	0.34

Net realized and unrealized gain (loss)	0.05	(1.45)	(0.24)	0.23	0.44

Total from investment operations	0.35	(1.26)	(0.09)	0.46	0.78

Distributions to shareholders from net investment income	(0.31)	(0.23)	(0.30)	(0.35)	(0.37)

Distributions to shareholders from return of capital	—	—	(0.01)	—	—

Total distributions	(0.31)	(0.23)	(0.31)	(0.35)	(0.37)

Net asset value, end of year	$15.40	$15.36	$16.85	$17.25	$17.14

Total return(b)	2.34%	(7.52)%	(0.56)%	2.73%	4.73%

Net assets, end of year (in 000s)	$31,182	$54,192	$61,794	$68,372	$58,704

Ratio of net expenses to average net assets	0.68%	0.68%	0.68%	0.68%	0.68%

Ratio of total expenses to average net assets	1.10%	1.00%	1.03%	1.05%	1.03%

Ratio of net investment income to average net assets	1.96%	1.17%	0.90%	1.33%	2.02%

Portfolio turnover rate	11%	22%	38%	64%	30%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

72	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The National Tax-Free Intermediate Bond Fund
	Year Ended October 31,
	2023	2022	2021	2020	2019
Per Share Data

Net asset value, beginning of year	$17.70	$20.30	$20.45	$20.13	$18.92

Net investment income(a)	0.38	0.31	0.31	0.37	0.43

Net realized and unrealized gain (loss)	(0.21)	(2.42)	(0.10)	0.39	1.23

Total from investment operations	0.17	(2.11)	0.21	0.76	1.66

Distributions to shareholders from net investment income	(0.38)	(0.31)	(0.32)	(0.37)	(0.43)

Distributions to shareholders from net realized gains	(0.03)	(0.18)	(0.04)	(0.07)	(0.02)

Total distributions	(0.41)	(0.49)	(0.36)	(0.44)	(0.45)

Net asset value, end of year	$17.46	$17.70	$20.30	$20.45	$20.13

Total return(b)	0.90%	(10.56)%	1.01%	3.82%	8.89%

Net assets, end of year (in 000s)	$346,013	$380,286	$461,668	$459,387	$413,792

Ratio of net expenses to average net assets	0.62%	0.59%	0.57%	0.58%	0.59%

Ratio of total expenses to average net assets	0.62%	0.59%	0.57%	0.58%	0.59%

Ratio of net investment income to average net assets	2.09%	1.63%	1.52%	1.81%	2.20%

Portfolio turnover rate	16%	26%	28%	19%	29%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	73

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Missouri Tax-Free Intermediate Bond Fund
	Year Ended October 31,
	2023	2022	2021	2020	2019
Per Share Data

Net asset value, beginning of year	$17.58	$19.98	$20.12	$19.89	$18.84

Net investment income(a)	0.39	0.35	0.36	0.38	0.44

Net realized and unrealized gain (loss)	(0.25)	(2.40)	(0.14)	0.23	1.05

Total from investment operations	0.14	(2.05)	0.22	0.61	1.49

Distributions to shareholders from net investment income	(0.39)	(0.35)	(0.36)	(0.38)	(0.44)

Net asset value, end of year	$17.33	$17.58	$19.98	$20.12	$19.89

Total return(b)	0.70%	(10.37)%	1.07%	3.10%	7.98%

Net assets, end of year (in 000s)	$248,364	$312,838	$384,681	$382,640	$365,839

Ratio of net expenses to average net assets	0.68%	0.63%	0.60%	0.62%	0.64%

Ratio of total expenses to average net assets	0.68%	0.63%	0.60%	0.62%	0.64%

Ratio of net investment income to average net assets	2.13%	1.84%	1.77%	1.91%	2.26%

Portfolio turnover rate	11%	19%	15%	13%	25%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

74	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	The Kansas Tax-Free Intermediate Bond Fund
	Year Ended October 31,
	2023	2022	2021	2020	2019
Per Share Data

Net asset value, beginning of year	$17.48	$19.94	$20.11	$19.77	$18.75

Net investment income(a)	0.36	0.32	0.30	0.36	0.43

Net realized and unrealized gain (loss)	(0.24)	(2.46)	(0.17)	0.34	1.02

Total from investment operations	0.12	(2.14)	0.13	0.70	1.45

Distributions to shareholders from net investment income	(0.36)	(0.32)	(0.30)	(0.36)	(0.43)

Net asset value, end of year	$17.24	$17.48	$19.94	$20.11	$19.77

Total return(b)	0.63%	(10.82)%	0.64%	3.54%	7.80%

Net assets, end of year (in 000s)	$124,204	$148,837	$177,918	$182,352	$160,731

Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of total expenses to average net assets	0.77%	0.76%	0.72%	0.75%	0.79%

Ratio of net investment income to average net assets	2.00%	1.71%	1.49%	1.79%	2.23%

Portfolio turnover rate	22%	12%	13%	16%	14%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	75

THE COMMERCE FUNDS

Notes to Financial Statements

October 31, 2023

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act” or “1940 Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is classified as a diversified open-end management investment company, except the Growth Fund, which is classified as non-diversified under the 1940 Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.   Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.   Investment Income and Investments — Investment income is comprised of interest income and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV’’) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost of the REIT. For treasury inflation indexed securities, adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual when the issuer resumes interest payments or when collect-ability of interest is probable.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as gains or losses.

C.   Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s average net assets and are accrued daily.

D.   Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax.

THE COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid

Value	Quarterly	Quarterly	Annually	Annually

Growth and MidCap Growth	Annually	Annually	Annually	Annually

Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Commerce is subject to the Trust’s Board of Trustees oversight and certain reporting and other requirements intended to provide the Trust’s Board of Trustees the information needed to oversee Commerce’s fair value determinations. The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has designated Commerce as the “valuation designee” to make all necessary determinations of fair value for portfolio investments for which market quotations are not readily available. Commerce has established a valuation committee (“Valuation Committee”) to undertake the day-to-day responsibility for implementing, performing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2023

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

pricing sources and methodologies, the Valuation Committee regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.   Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds may invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments have a readily determinable fair value, they are classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s or Valuation Committee’s analysis of the market value of the security.

THE COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ii. Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

There is no collateral held as of October 31, 2023.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

B.   Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce, or the Valuation Committee on its behalf, believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Board. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

C.   Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of October 31, 2023:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$197,756,997	$—	$—
Exchange Traded Fund	3,227,885	—	—
Investment Company	1,974,001	—	—

Total	$202,958,883	$—	$—

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$234,988,840	$—	$—
Exchange Traded Fund	7,321,000	—	—
Investment Company	2,230,715	—	—

Total	$244,540,555	$—	$—

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2023

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$194,034,385	$—	$—
Exchange Traded Fund	6,429,364	—	—
Investment Company	6,231,135	—	—

Total	$206,694,884	$—	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$171,839,825	$—
Municipal Bond Obligations	—	90,303,868	—
Mortgage-Backed Obligations	—	162,318,626	—
Corporate Obligations	—	432,799,190	—
U.S. Treasury and/or Other U.S. Government Agencies	161,601,105	6,067,465	—
Investment Company	13,484,605	—	—

Total	$175,085,710	$863,328,974	$—

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$434,063	$—
Mortgage-Backed Obligations	—	19,926,968	—
U.S. Treasury Obligations	5,071,375	5,259,125	—
Investment Company	491,825	—	—

Total	$5,563,200	$25,620,156	$—

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$339,873,044	$—
Investment Company	2,452,504	—	—

Total	$2,452,504	$339,873,044	$—

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$244,702,913	$—
Investment Company	1,554,575	—	—

Total	$1,554,575	$244,702,913	$—

THE COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$123,230,810	$—
Investment Company	107,052	—	—

Total	$107,052	$123,230,810	$—

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A.   Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	Over $200 million

Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	Over $700 million

Bond	0.50%	0.35%	0.25%
	First $200 million		Over $200 million

MidCap Growth Fund	0.50%		0.40%

The contractual advisory fees for the Growth and Value Funds are 0.40% and 0.30% of the Funds’ average daily net assets, respectively.

For the fiscal year ended October 31, 2023, the effective advisory fees were 0.40%, 0.30%, 0.49%, 0.37%, 0.50%, 0.34%, 0.37% and 0.46%, for the Growth, Value, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively.

B.   Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”) and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds pay an aggregate administrative fee at the annual rate of 0.1375% of 1% of each Fund’s average daily net assets, allocated as follows: (1) for each Fund, Commerce is entitled to receive an administrative fee payable on the last day of each month at the annual rate of 0.12% of 1% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive an administrative fee payable on the last day of each month at the annual rate of 0.0175% of 1% of each Fund’s average daily net assets. State Street Bank and Trust Company (“State Street”) also provides

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2023

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

certain enhanced accounting and administrative services to the Funds pursuant to an Amended and Restated Enhanced Accounting and Administrative Services Agreement which services include, among other things, certain financial reporting, daily compliance and treasury services.

C. Distribution Agreement — The Commerce Funds’ shares are offered on a continuous basis through Goldman Sachs which acts as Distributor under the Distribution Agreement with The Commerce Funds. Goldman Sachs does not receive compensation from the Funds for these services.

D. Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, acquired fund fees and expenses, and extraordinary expenses) for all Funds (except the MidCap Growth Fund) to the extent that such expenses exceeded, on an annualized basis, 1.00%, 0.70%, 0.80%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. This agreement will remain in place through March 1, 2024. After this date, the Adviser or a Fund may terminate the contractual arrangement. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the fiscal year ended October 31, 2023.

Pursuant to a Shareholder Administrative Services Plan adopted by the Trust’s Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which may include affiliates of the Adviser (“Service Organizations”), under which they will render shareholder administration support services. Servicing agreements entered into by the Funds will provide that the Service Organizations will render shareholder administrative support services to their customers who are the beneficial owners of shares of the Funds in consideration for a Fund’s payment of up to 0.15% (on an annualized basis) of the average daily net asset value of the shares of the Fund beneficially owned by such customers and held by the Service Organizations. Certain shareholder agreements entered into before November 17, 2015 may provide for payments of up to 0.25% of the average daily net asset value of the shares of the Fund beneficially owned by customers and held by a Service Organization.

E. Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

THE COMMERCE FUNDS

Notes to Financial Statements

October 31, 2023

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended October 31, 2023, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)

Growth	$—	$86,881,721	$—	$80,185,990

Value	—	130,343,395	—	166,095,308

MidCap Growth	—	114,559,066	—	127,767,938

Bond	141,975,645	74,578,741	50,571,734	99,527,791

Short-Term Government	3,926,874	—	18,977,213	1,327,495

National Tax-Free Intermediate Bond	—	60,521,666	—	86,659,929

Missouri Tax-Free Intermediate Bond	—	30,848,217	—	90,293,046

Kansas Tax-Free Intermediate Bond	—	30,334,854	—	48,361,512

6. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2023 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$320,945	$8,011,443	$569,477	$34,771,703
Net long-term capital gains	10,807,674	16,440,105	3,664,008	—
Total taxable distributions	$11,128,619	$24,451,548	$4,233,485	$34,771,703

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$795,813	$446,636	$184,323	$102,971
Net long-term capital gains	—	704,156	—	—
Total taxable distributions	$795,813	$1,150,792	$184,323	$102,971
Total tax-exempt income distributions	$—	$7,380,026	$5,776,800	$2,735,790

The tax character of distributions paid during the fiscal year ended October 31, 2022 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$7,392,816	$13,290,537	$15,834,137	$31,436,093
Net long-term capital gains	34,794,284	5,112,997	35,981,719	5,305,944
Total taxable distributions	$42,187,100	$18,403,534	$51,815,856	36,742,037

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2023

6. TAX INFORMATION (continued)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$844,868	$298,886	$53,176	$60,132
Net long-term capital gains	—	4,167,807	—	—
Total taxable distributions	$844,868	4,466,693	$53,176	60,132
Total tax-exempt income distributions	$—	$6,519,433	$6,450,039	$2,754,787

As of October 31, 2023, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth	Value	MidCap Growth	Bond
Undistributed ordinary income — net	$620,011	$—	$854,891	$2,245,574
Undistributed long-term capital gains	9,432,350	7,978,138	13,732,504	—
Total undistributed earnings	$10,052,361	$7,978,138	$14,587,395	$2,245,574
Capital loss carryforward	—	—	—	(5,787,077)
Timing differences (Dividends Payable, deferred trustees’ fees)	(29,368)	(42,902)	(23,465)	(2,401,322)
Unrealized gains (losses) — net	70,610,706	15,419,950	28,876,372	(176,844,664)
Total accumulated gains (losses) — net	$80,633,699	$23,355,186	$43,440,302	$(182,787,489)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Undistributed ordinary income — net	$124,949	$—	$—	$—
Undistributed tax-exempt income	—	1,133,755	647,277	303,077
Undistributed long-term capital gains	—	—	—	—
Total undistributed earnings	$124,949	$1,133,755	$647,277	$303,077
Capital loss carryforward	(7,044,891)	(2,883,040)	(6,171,705)	(3,334,337)
Timing differences (Dividends Payable, deferred trustees’ fees)	(42,788)	(680,393)	(514,703)	(236,367)
Unrealized gains (losses) — net	(3,073,398)	(36,326,673)	(27,248,338)	(11,387,934)
Total accumulated gains (losses) — net	$(10,036,128)	$(38,756,351)	$(33,287,469)	$(14,655,561)

	Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforwards:
Perpetual Short-term	$(331,203)	$(737,816)	$(800,388)	$(1,917,776)	$(89,912)
Perpetual Long-term	(5,455,874)	(6,307,075)	(2,082,652)	(4,253,929)	(3,244,425)
Total capital loss carryforwards:	$(5,787,077)	$(7,044,891)	$(2,883,040)	$(6,171,705)	$(3,334,337)

THE COMMERCE FUNDS

6. TAX INFORMATION (continued)

As of October 31, 2023, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond
Tax Cost	$132,348,177	$229,120,605	$177,818,512	$1,215,259,348
Gross unrealized gain	72,107,340	31,190,754	36,810,167	16,196,164
Gross unrealized loss	(1,496,634)	(15,770,804)	(7,933,795)	(193,040,828)
Net unrealized security gain (loss)	$70,610,706	$15,419,950	$28,876,372	$(176,844,664)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$34,256,754	$378,652,221	$273,505,826	$134,725,796
Gross unrealized gain	142,619	7,912	6,244	1,184
Gross unrealized loss	(3,216,017)	(36,334,585)	(27,254,582)	(11,389,118)
Net unrealized security loss	$(3,073,398)	$(36,326,673)	$(27,248,338)	$(11,387,934)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of market discount accretion and premium amortization.

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The Bond Fund, The Short-Term Government Fund, The National Tax-Free Intermediate Bond Fund, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund, together (the “Fixed Income Funds”), are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s ability or willingness to make such payments.

High Yield Risk — The Bond Fund and the National, Missouri and Kansas Tax-Free Intermediate Bond Funds are subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risks — The Fixed Income Funds are subject to interest rate risks. Interest rate risk is the risk that the value of the Fund’s portfolio will decline when interest rates rise. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Funds to sell assets at inopportune time or at a loss or depressed value and could hurt the Funds’ performance.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2023

7. OTHER RISKS (continued)

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

Liquidity Risk — The Fixed Income Funds are subject to liquidity risk. Each Fixed Income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the Fixed Income funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Market Risk — General economic conditions and/or the activities of individual companies may cause the value of the securities in a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as war, terrorism, market manipulation, government defaults, government shutdowns, natural/environmental disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can, all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

Mid-Cap and Small-Cap Risk — The Growth, Value and MidCap Growth Funds are subject to the risks associated with investing in equity securities of mid- and/or small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s net asset value may be subject to rapid and substantial changes.

Non-Diversified Risk — The Growth Fund is classified as a non-diversified fund under the Act. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the

THE COMMERCE FUNDS

7. OTHER RISKS (continued)

overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives.

Portfolio Concentration Risk — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of such a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of The Growth and MidCap Growth Funds may invest a significant amount of their assets in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond Fund may invest up to 80% of its total assets in mortgage-backed and asset-backed securities. The Short-Term Government Fund invests at least 80% of its net assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and government mortgage-backed securities and may also purchase other mortgage-backed and asset-backed securities sold by private issuers. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates, and greater risk of default during periods of economic downturns than other securities. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, technology malfunctions, or programming flaws, among others. The quantitative models used by the Adviser to manage The Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2023

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

9. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued and Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	The Growth Fund
	For the Fiscal Year Ended October 31, 2023	For the Fiscal Year Ended October 31, 2022
	Shares	Shares
Shares sold	1,140,268	1,138,352
Reinvestment of distributions	95,735	271,276
Shares redeemed	(857,110)	(795,423)

Net Increase	378,893	614,205

	Value Fund
	For the Fiscal Year Ended October 31, 2023	For the Fiscal Year Ended October 31, 2022
	Shares	Shares
Shares sold	873,696	1,159,964
Reinvestment of distributions	363,363	247,513
Shares redeemed	(1,805,450)	(1,898,890)

Net Decrease	(568,391)	(491,413)

	The MidCap Growth Fund
	For the Fiscal Year Ended October 31, 2023	For the Fiscal Year Ended October 31, 2022
	Shares	Shares
Shares sold	584,730	822,393
Reinvestment of distributions	22,700	212,438
Shares redeemed	(832,056)	(995,086)

Net Increase (Decrease)	(224,626)	39,745

THE COMMERCE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Bond Fund
	For the Fiscal Year Ended October 31, 2023	For the Fiscal Year Ended October 31, 2022
	Shares	Shares
Shares sold	14,410,164	11,519,195
Reinvestment of distributions	572,561	556,835
Shares redeemed	(10,883,754)	(13,038,508)

Net Increase	4,098,971	(962,478)

	The Short-Term Government Fund
	For the Fiscal Year Ended October 31, 2023	For the Fiscal Year Ended October 31, 2022
	Shares	Shares
Shares sold	134,763	738,771
Reinvestment of distributions	37,542	39,935
Shares redeemed	(1,676,181)	(916,290)

Net Decrease	(1,503,876)	(137,584)

	National Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2023	For the Fiscal Year Ended October 31, 2022
	Shares	Shares
Shares sold	5,562,147	6,963,671
Reinvestment of distributions	19,083	26,597
Shares redeemed	(7,244,872)	(8,251,457)

Net Decrease	(1,663,642)	(1,261,189)

	The Missouri Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2023	For the Fiscal Year Ended October 31, 2022
	Shares	Shares
Shares sold	2,750,782	4,938,405
Reinvestment of distributions	35,270	39,029
Shares redeemed	(6,248,661)	(6,436,438)

Net Decrease	(3,462,609)	(1,459,004)

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2023

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Kansas Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2023	For the Fiscal Year Ended October 31, 2022
	Shares	Shares
Shares sold	1,119,608	1,370,837
Reinvestment of distributions	14,253	13,161
Shares redeemed	(2,441,805)	(1,794,690)

Net Decrease	(1,307,944)	(410,692)

THE COMMERCE FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees of

The Commerce Funds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of The Growth Fund, The Value Fund, The MidCap Growth Fund, The Bond Fund, The Short-Term Government Fund, The National Tax-Free Intermediate Bond Fund, The Missouri Tax-Free Intermediate Bond Fund, and The Kansas Tax-Free Intermediate Bond Fund (the Funds), each a series of The Commerce Funds including the schedules of investments, as of October 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian and the broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Commerce Funds investment companies since 1994.

Boston, Massachusetts

December 19, 2023

THE COMMERCE FUNDS

Liquidity Risk Management Program (Unaudited)

The Trust, on behalf of each Fund, has adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by rule 22e-4 under the Act (the “Rule”). The Program seeks to assess, manage and review the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interest in the Fund

(“Liquidity Risk”).

The Board has appointed Commerce, as the program administrator for the Program. Commerce has delegated oversight of the Program to its Liquidity Committee (the “Committee”). At a meeting held on May 18, 2023, the Board received and reviewed the annual written report of the Committee, on behalf of Commerce (the “Report”), concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Reporting Period”).

The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report summarized the operation of the Program and the information and factors considered by the Committee in reviewing the adequacy and effectiveness of the Program’s implementation with respect to each Fund. Such information and factors included, among other things: (i) the methodology and inputs used to classify the liquidity of each Fund’s portfolio investments and the Committee’s assessment that each Fund’s strategy was appropriate for an open-end mutual fund; (ii) that each Fund held primarily highly liquid assets (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value) and that none of the Funds engaged in borrowing for investment purposes or invested in derivatives; (iii) historical information and short- and long-term projections relating to redemptions and shareholder concentration in each Fund; (iv) that none of the Funds had breached the 15% maximum illiquid security threshold (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment) and the procedures for monitoring compliance with the limit; (v) the functioning of the framework and technologies used to assess, manage, and periodically review each

Fund’s Liquidity Risk; and (vi) that each Fund was not required by the Rule to establish a highly liquid investment minimum (“HLIM”) but that the Trust had established for each Fund a HLIM of 10%, which no Fund had exceeded during the Reporting Period. The Report also indicated that there were no material changes made to the Program during the Reporting Period.

Based on the review, the Report concluded that the Program was being implemented effectively and reasonably designed to assess and manage Liquidity Risk in each Fund’s portfolio. There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Funds’ prospectus for more information regarding a Fund’s exposure to liquidity risk and other risks to which it may be subject.

THE COMMERCE FUNDS

Fund Expenses – Six Month Period Ended October 31, 2023 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023 through October 31, 2023, which represents a period of 184 days in a 365-day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/23	Ending Account Value 10/31/23		Expenses Paid for the 6 months ended 10/31/23*	Beginning Account Value 5/1/23	Ending Account Value 10/31/23		Expenses Paid for the 6 months ended 10/31/23*	Beginning Account Value 5/1/23	Ending Account Value 10/31/23		Expenses Paid for the 6 months ended 10/31/23*	Beginning Account Value 5/1/23	Ending Account Value 10/31/23		Expenses Paid for the 6 months ended 10/31/23*

	The Growth Fund				The Value Fund				The MidCap Growth Fund				The Bond Fund
Share Class
Actual	$1,000.00	$1,040.90		$3.55	$1,000.00	$928.60		$3.35	$1,000.00	$964.80		$3.91	$1,000.00	$947.40		$3.19
Hypothetical 5% return	1,000.00	1,021.73	+	3.52	1,000.00	1,021.73	+	3.52	1,000.00	1,021.22	+	4.02	1,000.00	1,021.93	+	3.31

	The Short-Term Government Fund				The National Tax-Free Intermediate Bond Fund				The Missouri Tax-Free Intermediate Bond Fund				The Kansas Tax-Free Intermediate Bond Fund
Share Class
Actual	$1,000.00	$994.30		$3.42	$1,000.00	$948.00		$3.09	$1,000.00	$944.10		$3.33	$1,000.00	$947.00		$3.44
Hypothetical 5% return	1,000.00	1,021.78	+	3.47	1,000.00	1,022.03	+	3.21	1,000.00	1,021.78	+	3.47	1,000.00	1,021.68	+	3.57

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses. Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2023. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth Fund	0.69%	Short Term Government Fund	0.68%
Value Fund	0.69	National Tax-Free Intermediate Bond Fund	0.63
MidCap Growth Fund	0.79	Missouri Tax-Free Intermediate Bond Fund	0.68
Bond Fund	0.65	Kansas Tax-Free Intermediate Bond Fund	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

THE COMMERCE FUNDS

Trustees and Officers (Unaudited)

The Board of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and officers of the Trust and their principal occupations for the last five years are set forth below. The table below shows the Trustees and officers as of October 31, 2023. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Commerce Funds’ statement of additional information (“SAI”), which includes additional information about the Trustees, is available and may be obtained without charge by calling 1-800-995-6365.

Independent Trustees

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex[2] Overseen by Trustee	Other Directorships Held During Past 5 Years[3]
Scott D. Monette c/o The Commerce Funds 1000 Walnut Street Kansas City, MO 64106 Year of Birth: 1961	Trustee	Since 2017	Chief Executive Officer, Big Heart Wines LLC, since 2013; Director, Spartan Light Metal Products, Inc., since 2014; Chief Financial Officer, from 2011 to 2013, Corporate Vice President, Treasurer and Corporate Development Officer, from 2001 to 2011, Ralcorp Holdings, Inc. (food manufacturing).	8	None

James G. Morris c/o The Commerce Funds 1000 Walnut Street Kansas City, MO 64106 Year of Birth: 1953	Trustee	Since February 2023	Retired. Former Partner of KPMG LLP, from 1988 until September 2012.	8	A member of the Board of Directors of Capitol Federal Financial Corporation (bank holding company) since 2012.

*Charles W. Peffer c/o The Commerce Funds 1000 Walnut Street Kansas City, MO 64106 Year of Birth: 1947	Lead Independent Trustee	Since 2003	Retired. Former Partner and Managing Partner of KPMG LLP, from 1979 until September 2002.	8	Director, Garmin Ltd. (aviation and consumer technology), since 2004; Director, NPC International Inc. (restaurant and business), from 2006 to December 2011 and from 2012 to 2018; Director, Sensata Technologies Holding N.V. (sensors and control systems for various manufacturing products), since 2010; Director, HD Supply Holdings, Inc. (industrial distributor of products and services in North America), since 2013.

THE COMMERCE FUNDS

Independent Trustees (continued)

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex[2] Overseen by Trustee	Other Directorships Held During Past 5 Years[3]
Erika Z. Schenk c/o The Commerce Funds 1000 Walnut Street Kansas City, MO 64106 Year of Birth: 1972	Trustee	Since 2017	General Counsel and Vice President of Compliance, World Wide Technology, Inc., (technology solutions and services) since 2014; Senior Counsel, The Boeing Company (aerospace manufacturing), from 2011 to 2014.	8	None

Interested Trustees

**J.-J. Landers Carnal c/o The Commerce Funds 1000 Walnut Street Kansas City, MO 64106 Year of Birth: 1956	Chair of the Board	Since 2021	President of Commerce Investment Advisors, Inc. (CIA) from 2008 to 2023, CIA Chief Investment Officer from 2001 to 2021, Executive Vice-President of Commerce Trust Company (CTC) from 2000 to 2021, Senior Advisor to the CEO of CTC from 2021 to 2023, CTC Chief Investment Officer from 2001 to 2021.	8	A member of the CIA board of directors from 2001 to 2023.

***V. Raymond Stranghoener c/o The Commerce Funds 1000 Walnut Street Kansas City, MO 64106 Year of Birth: 1951	Trustee	Since 2018	Executive Vice President of Commerce Bancshares, from 2018 to 2022; Non-Executive Chairman, from 2018 to 2022, Chairman and CEO, from 2016 to 2018, President and CEO, from 1999 to 2016, Commerce Trust Company.	8	None

[1]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date a Trustee dies, resigns or is removed by at least two-thirds of the Board in accordance with the Trust’s Declaration of Trust; (c) in accordance with the by-laws of the Trust (which may be changed by the Trustees without shareholder approval) at the end of the calendar year during which the Trustee attains the age of 75 years, unless the Board, in its discretion, votes to retain a Trustee; or (d) the Trust terminates.

[2]	The “Fund Complex” consists of the Trust.

[3]	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

*	Mr. Peffer serves as an independent director of Lockton Inc. (“Lockton”), a privately owned company (since 2013). Lockton serves as the Funds’ insurance broker. Commerce Bancshares, parent company of the Adviser, pays Lockton an annual fee for insurance brokerage services provided to both the Funds and Commerce Bancshares in the amount of approximately $378,212 (the “Transaction”). The Transaction is not considered material to Lockton or Commerce Bancshares, and Mr. Peffer is not considered to have a material business relationship with either the Adviser or the Trust under the 1940 Act as a result of the Transaction.

**	Mr. Carnal became Chairman of the Board effective January 1, 2023. He is an interested person of the Trust because he served as the President and Director of the Advisor within the past two years. In addition, Mr. Carnal owns shares of Commerce Bancshares.

***	Mr. Stranghoener served as Chairman of the Board until January 1, 2023. He is an interested person of the Trust because, within the past two years, he served as the Non-Executive Chairman of an affiliate of the Adviser and Executive Vice President of the parent company of the Adviser. In addition, Mr. Stranghoener owns shares of Commerce Bancshares.

THE COMMERCE FUNDS

Officers

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
William R. Schuetter Commerce Investment Advisors, Inc. 1000 Walnut Street Kansas City, MO 64106 Year of Birth: 1960	President	Since 2008	President, Commerce Investment Advisors, Inc., since June 2023; Chief Operations Officer, Commerce Investment Advisors, Inc., since May 2001; Director, Commerce Investment Advisors, Inc., since April 2008; Senior Vice President, Commerce Bank, since 2012; Vice President, Commerce Bank, from 1998 to 2012; President, The Commerce Funds, since May 2008.

Laura Spidle Commerce Investment Advisors, Inc. 1000 Walnut Street Kansas City, MO 64106 Year of Birth: 1969	Secretary, Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Since 2017	Chief Compliance Officer, Commerce Investment Advisors, Inc., since 2017; Compliance Manager, 2004-2017, Investment Accounting Manager, Senior, 2003-2004, Investment Accounting Manager, 1999-2003, American Century Investments.

Jeffrey Bolin Commerce Investment Advisors, Inc. 1000 Walnut Street Kansas City, MO 64106 Year of Birth: 1967	Vice President Assistant Treasurer	Since 2020	Vice President and Business Manager, The Commerce Funds, since November 2013; Vice President and Business Manager, Commerce Investment Advisors, Inc., since March 2012; Assistant Vice President and Business Manager, The Commerce Funds, from November 2008 to November 2013; Assistant Vice President and Business Manager, Commerce Investment Advisors, Inc., November 2008 to March 2012.

Peter W. Fortner Goldman Sachs & Co. LLC 30 Hudson Street Jersey City, NJ 07302 Year of Birth: 1958	Chief Accounting Officer and Treasurer	Since 2007	Vice President, Goldman Sachs & Co. LLC, since July 2000; Assistant Treasurer, Goldman Sachs Mutual Fund Complex, since July 2000; Treasurer of the Goldman Sachs Philanthropy Fund (2019-2023); Treasurer of Ayco Charitable Foundation (2020-2023).

Melissa O. Fragapane Plumtree Court, 25 Shoe Lane London EC4A 4AU United Kingdom Year of Birth: 1991	Assistant Secretary	Since 2021	Vice President and Counsel, Goldman Sachs Asset Management, since September 2018; Associate, Dechert LLP, September 2015 to August 2018.

Ericka Sieger 222 South Main Street Salt Lake City, UT 84101-2174 United States Year of Birth: 1991	Assistant Treasurer	Since 2021	Vice President, Goldman Sachs Asset Management, since May 2016.

THE COMMERCE FUNDS

The Commerce Funds

Commerce Funds Tax Information (Unaudited)

For the year ended October 31, 2023, 100.00%, 100.00%, and 100.00% of the dividends paid from net investment company taxable income by the Growth, Value, and Mid Cap Growth Funds, respectively, qualify for the dividends received deduction available to corporations.

For the year ended October 31, 2023, 100.00%, 100.00%, and 100.00% of the dividends paid from net investment company taxable income by the Growth, Value, and Mid Cap Growth Funds, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Growth, Mid Cap Growth, National Tax-Free Intermediate Bond, and Value Funds designate $10,807,674, $3,664,008, $704,156, and $16,440,105, respectively, or, if different, the maximum amount allowable, as capital gain dividends paid during the year ended October 31, 2023.

During the year ended October 31, 2023, 94.29%, 96.91%, and 96.37%, of the distributions from net investment income paid by the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds, respectively, were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

During the year ended October 31, 2023, 100% of the distributions paid from net investment company taxable income by the Bond and Short-Term Government Funds, respectively, are designated as interest-related dividends pursuant to section 871(k) of the Internal Revenue Code.

For the fiscal year ended October 31, 2023, the Bond and Short-Term Government Funds, designate 100.00% and 100.00%, respectively, of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

ADVISER AND CO-ADMINISTRATOR COMMERCE INVESTMENT ADVISORS, INC. 1000 Walnut, 15th Floor, Suite 1580 Kansas City, Missouri 64106 CUSTODIAN/ACCOUNTING AGENT STATE STREET BANK & TRUST COMPANY 1 Lincoln Street Boston, Massachusetts 02111 TRANSFER AGENT SS&C GLOBAL INVESTOR & DISTRIBUTION SOLUTIONS, INC. 2000 Crown Colony Drive Quincy, Massachusetts 02167 DISTRIBUTOR Goldman Sachs & Co. LLC 200 West Street New York, New York 10282 CO-ADMINISTRATOR Goldman Sachs Asset Management, L.P. 200 West Street New York, New York 10282 INDEPENDENT PUBLIC ACCOUNTING REGISTERED FIRM KPMG LLP Two Financial Center 60 South Street Boston, Massachusetts 02111 LEGAL COUNSEL Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, District of Columbia 20006 IMPORTANT INFORMATION This Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money. The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services. The Commerce Funds are distributed by Goldman Sachs & Co. LLC. The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov. A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about a Fund and may be obtained from your authorized dealer or from Commerce Funds by calling 1-800-995-6365. NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Commerce Funds TRUSTEES J.-J. Landers Carnal Chairman Charles W. Peffer Lead Independent Trustee V. Raymond Stranghoener Scott D. Monette Erika Z. Schenk James G. Morris OFFICERS William Schuetter President Laura Spidle Vice President, Chief Compliance Officer; Anti-Money Laundering Officer and Secretary Jeffrey Bolin Vice President and Assistant Treasurer Peter W. Fortner Chief Accounting Officer and Treasurer Ericka Sieger Assistant Treasurer Melissa Fragapane Assistant Secretary COMMERCE FUNDS 1000 Walnut, 15th Floor, Suite 1580 Kansas City, Missouri 64106 WWW.COMMERCEFUNDS.COM 1-800-995-6365 347122 -OTU-1925468

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics, the Code of Conduct for Senior Officers, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b) Not Applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Conduct for Senior Officers.

(d) During the period covered by this report, the Registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Conduct for Senior Officers.

(e) Not Applicable.

(f) A copy of the Registrant’s Code of Ethics is attached as exhibit 13(a)(1) to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. Scott D. Monette and James G. Morris are the “audit committee financial experts” and are “independent” (as each of these terms is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $192,000 and $169,400 for fiscal years ended October 31, 2023 and 2022 respectively.

(b) Audit-Related Fees. There were no fees billed in either of the last two fiscal years for assurance and related services by the Registrant’s principal accountant reasonably related to the performance of the audit of the Registrant’s financial statements that were not reported under paragraph (a) of this item.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $39,500 and $38,000 for the fiscal years ended October 31, 2023 and 2022 respectively. Tax fees for the fiscal years ended October 31, 2023 and 2022 consist of tax compliance services rendered to the Registrant. These services include the preparation of federal and state corporate tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d) All Other Fees. There were no fees billed in either of the last two fiscal years for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(l) Pursuant to a Board resolution adopted on February 10, 2004, to the extent required by applicable regulations, all audit and non-audit services provided by the independent accountants shall be pre-approved either: (a) by the Registrant’s Audit Committee as a whole; or (b) between meetings of the Audit Committee by the Chairman of the Audit Committee and the Registrant’s designated Audit Committee Financial Expert, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $158,000 and $285,000 for the fiscal years ended October 31, 2023 and 2022 respectively.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the “1940 Act”) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS

(a)(1)	The Commerce Funds’ Code of Conduct for Senior Officers is attached hereto.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	There have been no changes to the registrant’s independent public accountant during the reporting period.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
December 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
December 27, 2023

/s/ Peter W. Fortner
Peter W. Fortner
Chief Accounting Officer
The Commerce Funds
December 27, 2023